UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

Semiannual report 2013

April 30, 2013

U.S. equities	International equities
The Large-Cap Value Equity Portfolio	The International Equity Portfolio
The Select 20 Portfolio	The Labor Select International Equity Portfolio
The Large-Cap Growth Equity Portfolio	The Emerging Markets Portfolio
The Focus Smid-Cap Growth Equity Portfolio	The Emerging Markets Portfolio II
The Real Estate Investment Trust Portfolio II

U.S. fixed income
The Core Focus Fixed Income Portfolio
The High-Yield Bond Portfolio
The Core Plus Fixed Income Portfolio

Delaware Pooled® Trust

Contents

Portfolio objectives	2
Disclosure of Portfolio expenses	4
Sector allocations, security types, country allocations,
and top 10 equity holdings	6
Statements of net assets	16
Statements of operations	58
Statements of changes in net assets	61
Financial highlights	65
Notes to financial statements	77

Delaware Pooled® Trust
Delaware Pooled Trust, based in Philadelphia, is a registered investment company that offers no-load, open-end equity and fixed income mutual funds to institutional and high net worth individual investors.

Delaware Management Company, a series of Delaware Management Business Trust, serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for The International Equity,* Labor Select International Equity, and Emerging Markets* Portfolios.

The performance quoted in this report represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting delawareinvestments.com/institutional/performance. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing. Performance includes reinvestment of all distributions.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust (DMBT), which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. (DMHI) and its subsidiaries.

Investments in the Portfolios are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolios, the repayment of capital from the Portfolios, or any particular rate of return.

*Closed to new investors. ©2013 Delaware Management Holdings, Inc. All third-party marks cited are the property of their respective owners.	2013 Semiannual report • Delaware Pooled Trust

Portfolio objectives

The Large-Cap Value Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

The Select 20 Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in a portfolio of twenty (20) securities, primarily common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

The Large-Cap Growth Equity Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we generally consider large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index.

The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2000® Growth Index and the Russell Midcap® Growth Index.

The Real Estate Investment Trust Portfolio II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry.

The Core Focus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio will invest primarily in a diversified portfolio of investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

The High-Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization; (2) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, rated P-1 or P-2 by Moody’s Investors Service, Inc., or unrated but considered to be of comparable quality.

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: U.S. investment grade sector, U.S. high yield sector, and international sector.

The International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside the United States, and that, in the opinion of the Portfolio’s sub-advisor are undervalued at the time of purchase based on its sub-advisor’s fundamental analysis. Investments will be made mainly in marketable securities of companies in developed countries. The International Equity Portfolio is presently closed to new investors.

The Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, and that, in the opinion of the Portfolio’s sub-advisor are undervalued at the time of purchase based on the rigorous fundamental analysis that the sub-advisor employs. In addition to following these quantitative guidelines, the sub-advisor will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio, an international fund, generally invests in equity securities of companies that are organized in, have a majority of their assets in, or derive a majority of their operating income from emerging countries. The Emerging Markets Portfolio is presently closed to new investors.

The Emerging Markets Portfolio II seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of issuers from emerging or developing foreign countries. Under normal market conditions, at least 80% of the Portfolio’s total assets will be invested in equity securities of issuers from countries whose economies are considered to be emerging.

2013 Semiannual report • Delaware Pooled Trust

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 231-8002. Investors should read the applicable prospectus and, if available, the applicable summary prospectus carefully before investing.

The Portfolios of Delaware Pooled® Trust (DPT) are designed exclusively for institutional investors and high net worth individuals.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

A REIT fund’s tax status as a regulated investment company could be jeopardized if it holds real estate directly, as a result of defaults, or receives rental income from real estate holdings.

The Portfolios’ share prices and yields will fluctuate in response to movements in stock prices.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Portfolios may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Portfolios may be prepaid prior to maturity, potentially forcing the Portfolios to reinvest that money at a lower interest rate.

Securities in the lowest of the rating categories considered to be investment grade (that is, Baa or BBB) have some speculative characteristics.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for a Portfolio to obtain precise valuations of the high yield securities in its portfolio.

Because the Portfolios expect to hold a concentrated portfolio of a limited number of securities, the Portfolios’ risk is increased because each investment has a greater effect on the Portfolios’ overall performance.

The Real Estate Investment Trust II and The Select 20 Portfolios are considered “nondiversified” as defined in the Investment Company Act of 1940. “Nondiversified” Portfolios may allocate more of their net assets to investments in single securities than “diversified” Portfolios. Resulting adverse effects may subject these Portfolios to greater risks and volatility.

2013 Semiannual report • Delaware Pooled Trust

Disclosure of Portfolio expenses

For the six month period from November 1, 2012 to April 30, 2013 (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on The Emerging Markets Portfolio; and (2) ongoing costs, including management fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from Nov. 1, 2012 to April 30, 2013.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the relevant Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Pooled® Trust
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/12 to
	11/1/12	4/30/13	Ratio	4/30/13
Actual Portfolio Return†
The Large-Cap
Value Equity
Portfolio	$1,000.00	$1,172.90	0.68%	$3.66
The Select 20
Portfolio	1,000.00	1,088.80	0.85%	4.40
The Large-Cap
Growth Equity
Portfolio	1,000.00	1,125.40	0.64%	3.37
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	1,143.60	0.87%	4.62
The Real Estate
Investment Trust
Portfolio II	1,000.00	1,174.40	0.95%	5.12
The Core Focus
Fixed Income
Portfolio	1,000.00	1,008.20	0.43%	2.14
The High-Yield
Bond Portfolio	1,000.00	1,079.60	0.56%	2.89
The Core Plus
Fixed Income
Portfolio	1,000.00	1,019.10	0.45%	2.25
The International
Equity Portfolio	1,000.00	1,133.90	0.88%	4.66
The Labor Select
International Equity
Portfolio	1,000.00	1,125.70	0.87%	4.59
The Emerging
Markets Portfolio	1,000.00	1,104.10	1.20%	6.26
The Emerging
Markets Portfolio II	1,000.00	1,103.20	1.20%	6.26

2013 Semiannual report • Delaware Pooled Trust

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/12 to
	11/1/12	4/30/13	Ratio	4/30/13
Hypothetical 5% Return (5% return before expenses)
The Large-Cap
Value Equity
Portfolio	$1,000.00	$1,021.42	0.68%	$3.41
The Select 20
Portfolio	1,000.00	1,020.58	0.85%	4.26
The Large-Cap
Growth Equity
Portfolio	1,000.00	1,021.62	0.64%	3.21
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	1,020.48	0.87%	4.36
The Real Estate
Investment Trust
Portfolio II	1,000.00	1,020.08	0.95%	4.76
The Core Focus
Fixed Income
Portfolio	1,000.00	1,022.66	0.43%	2.16
The High-Yield
Bond Portfolio	1,000.00	1,022.02	0.56%	2.81
The Core Plus Fixed
Income Portfolio	1,000.00	1,022.56	0.45%	2.26
The International
Equity Portfolio	1,000.00	1,020.43	0.88%	4.41
The Labor Select
International
Equity Portfolio	1,000.00	1,020.48	0.87%	4.36
The Emerging
Markets Portfolio	1,000.00	1,018.84	1.20%	6.01
The Emerging
Markets Portfolio II	1,000.00	1,018.84	1.20%	6.01

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2013 Semiannual report • Delaware Pooled Trust

Security type/sector allocations and
top 10 equity holdings

Delaware Pooled® Trust
As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

The Large-Cap Value Equity Portfolio

Percentage
Security type/Sector	of Net Assets
Common Stock	95.88%
Consumer Discretionary	5.89%
Consumer Staples	11.37%
Energy	15.66%
Financials	11.86%
Healthcare	17.46%
Industrials	9.57%
Information Technology	11.64%
Materials	3.18%
Telecommunications	6.19%
Utilities	3.06%
Short-Term Investments	3.99%
Total Value of Securities	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Occidental Petroleum	3.29%
Halliburton	3.28%
Northrop Grumman	3.26%
Verizon Communications	3.23%
Intel	3.22%
Waste Management	3.20%
duPont (E.I.) deNemours	3.18%
Marathon Oil	3.16%
Johnson & Johnson	3.13%
Raytheon	3.12%

The Select 20 Portfolio

Percentage
Security type/Sector	of Net Assets
²Common Stock	89.81%
Consumer Discretionary	5.55%
Energy	9.37%
Financial Services	16.17%
Healthcare	9.94%
Materials & Processing	4.44%
Technology	39.33%
Utilities	5.01%
Short-Term Investments	10.96%
Total Value of Securities	100.77%
Liabilities Net of Receivables and Other Assets	(0.77%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Allergan	6.83%
Visa Class A	6.75%
Crown Castle International	6.24%
Adobe Systems	5.65%
QUALCOMM	5.35%
Google Class A	5.31%
Apple	5.12%
j2 Global	5.01%
EOG Resources	4.75%
IntercontinentalExchange	4.72%

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust
As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

The Large-Cap Growth Equity Portfolio

Percentage
Security type/Sector	of Net Assets
²Common Stock	98.63%
Consumer Discretionary	11.39%
Consumer Staples	4.69%
Energy	10.01%
Financial Services	19.63%
Health Care	13.88%
Materials & Processing	2.48%
Producer Durables	1.28%
Technology	35.27%
Warrant	0.23%
Short-Term Investments	1.23%
Securities Lending Collateral	0.10%
Total Value of Securities	100.19%
Obligation to Return Securities Lending Collateral	(0.17%)
Other Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Visa Class A	5.82%
Crown Castle International	5.48%
MasterCard Class A	5.05%
EOG Resources	5.03%
Kinder Morgan	4.98%
Adobe Systems	4.88%
Allergan	4.77%
Walgreen	4.69%
QUALCOMM	4.66%
Celgene	4.30%

The Focus Smid-Cap Growth Equity Portfolio

Percentage
Security type/Sector	of Net Assets
Common Stock	97.22%
Consumer Discretionary	20.64%
Energy	6.04%
Financials	19.78%
Healthcare	11.29%
Producer Durables	11.69%
Technology	22.24%
Utilities	5.54%
Short-Term Investments	3.25%
Total Value of Securities	100.47%
Liabilities Net of Receivables and Other Assets	(0.47%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Affiliated Managers Group	6.35%
Core Laboratories	6.04%
j2 Global	5.54%
SBA Communications Class A	5.25%
DineEquity	5.15%
Graco	5.12%
MSCI Class A	4.98%
NeuStar Class A	4.92%
Sally Beauty Holdings	4.82%
VeriSign	4.38%

2013 Semiannual report • Delaware Pooled Trust

(continues)       7

Security type/sector allocations and
top 10 equity holdings

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II
As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Common Stock	96.88%
Diversified REITs	6.15%
Healthcare REITs	12.79%
Hotel REITs	5.48%
Industrial REITs	6.30%
Mall REITs	16.98%
Manufactured Housing REIT	0.94%
Multifamily REITs	15.46%
Office REITs	10.64%
Office/Industrial REITs	3.92%
Self-Storage REITs	5.60%
Shopping Center REITs	9.20%
Single Tenant REIT	1.49%
Specialty REITs	1.93%
Short-Term Investments	3.00%
Total Value of Securities	99.88%
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Simon Property Group	11.59%
Equity Residential	4.45%
Public Storage	4.39%
Boston Properties	4.28%
Ventas	3.99%
Vornado Realty Trust	3.95%
ProLogis	3.63%
SL Green Realty	3.40%
HCP	3.34%
Camden Property Trust	2.71%

2013 Semiannual report • Delaware Pooled Trust

Security type/sector allocations

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio
As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Agency Asset-Backed Securities	0.32%
Agency Collateralized Mortgage Obligations	2.09%
Agency Mortgage-Backed Securities	32.69%
Commercial Mortgage-Backed Securities	3.01%
Corporate Bonds	25.63%
Banking	3.47%
Basic Industry	2.09%
Brokerage	0.55%
Capital Goods	0.25%
Communications	2.26%
Consumer Cyclical	1.84%
Consumer Non-Cyclical	2.62%
Electric	3.59%
Energy	1.97%
Finance Companies	0.46%
Insurance	2.20%
Natural Gas	1.93%
Real Estate	1.23%
Technology	1.01%
Transportation	0.16%
Non-Agency Asset-Backed Securities	0.49%
Regional Bonds	0.79%
U.S. Treasury Obligations	27.70%
Preferred Stock	0.32%
Short-Term Investments	30.74%
Securities Lending Collateral	0.02%
Total Value of Securities	123.80%
Obligation to Return Securities Lending Collateral	(0.48%)
Other Liabilities Net of Receivables and Other Assets	(23.32%)
Total Net Assets	100.00%

2013 Semiannual report • Delaware Pooled Trust

(continues)       9

Security type/sector allocations

Delaware Pooled® Trust — The High-Yield Bond Portfolio
As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Convertible Bond	0.25%
Corporate Bonds	91.15%
Automobiles	2.72%
Banking	1.43%
Basic Industry	12.03%
Capital Goods	4.82%
Consumer Cyclical	5.54%
Consumer Non-Cyclical	2.74%
Energy	14.73%
Financials	2.06%
Healthcare	5.65%
Insurance	3.75%
Media	7.11%
Services	12.18%
Technology	5.32%
Telecommunications	9.14%
Utilities	1.93%
Senior Secured Loans	2.51%
Common Stock	1.08%
Convertible Preferred Stock	0.22%
Preferred Stock	1.32%
Short-Term Investments	3.74%
Securities Lending Collateral	0.03%
Total Value of Securities	100.30%
Obligation to Return Securities Lending Collateral	(0.04%)
Other Liabilities Net of Receivables and Other Assets	(0.26%)
Total Net Assets	100.00%

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Sector	of Net Assets
Agency Asset-Backed Security	0.29%
Agency Collateralized Mortgage Obligations	2.45%
Agency Mortgage-Backed Securities	23.91%
Commercial Mortgage-Backed Securities	3.40%
Convertible Bonds	0.63%
Corporate Bonds	44.57%
Banking	6.14%
Basic Industry	3.33%
Brokerage	0.62%
Capital Goods	1.14%
Communications	5.66%
Consumer Cyclical	2.15%
Consumer Non-Cyclical	3.88%
Electric	5.05%
Energy	5.15%
Finance Companies	2.41%
Insurance	1.77%
Natural Gas	2.94%
Real Estate	1.76%
Technology	1.53%
Transportation	1.04%
Non-Agency Asset-Backed Securities	3.19%
Regional Bonds	1.81%
Senior Secured Loans	6.94%
Sovereign Bonds	2.70%
Supranational Banks	0.22%
U.S. Treasury Obligations	7.06%
Convertible Preferred Stock	0.17%
Preferred Stock	0.41%
Short-Term Investments	19.72%
Securities Lending Collateral	0.11%
Total Value of Securities	117.58%
Obligation to Return Securities Lending Collateral	(0.18%)
Other Liabilities Net of Receivables and Other Assets	(17.40%)
Total Net Assets	100.00%

2013 Semiannual report • Delaware Pooled Trust

(continues)       11

Security type/country and sector allocations

Delaware Pooled® Trust — The International Equity Portfolio
As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-adviser’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	98.69%
Australia	5.07%
Belgium	0.00%
China/Hong Kong	0.95%
France	14.57%
Germany	5.71%
Israel	2.37%
Italy	2.27%
Japan	21.34%
Netherlands	6.27%
Singapore	4.57%
Spain	6.43%
Switzerland	7.56%
Taiwan	0.90%
United Kingdom	20.68%
Short-Term Investments	0.48%
Securities Lending Collateral	1.53%
Total Value of Securities	100.70%
Obligation to Return Securities Lending Collateral	(1.75%)
Receivables and Other Assets Net of Other Liabilities	1.05%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	6.92%
Consumer Staples	14.73%
Energy	11.86%
Financials	11.17%
Healthcare	16.50%
Industrials	8.85%
Information Technology	6.88%
Materials	2.51%
Telecommunication Services	12.16%
Utilities	7.11%
Total	98.69%

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-adviser’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	97.42%
Australia	5.20%
Belgium	0.00%
France	16.00%
Germany	5.49%
Israel	2.32%
Japan	20.44%
Netherlands	7.17%
Singapore	5.00%
Spain	6.36%
Switzerland	7.86%
United Kingdom	21.58%
Short-Term Investments	1.21%
Securities Lending Collateral	1.36%
Total Value of Securities	99.99%
Obligation to Return Securities Lending Collateral	(1.43%)
Receivables and Other Assets Net of Other Liabilities	1.44%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	4.79%
Consumer Staples	15.44%
Energy	9.80%
Financials	12.90%
Healthcare	16.98%
Industrials	7.42%
Information Technology	6.04%
Materials	2.67%
Telecommunication Services	11.80%
Utilities	9.58%
Total	97.42%

2013 Semiannual report • Delaware Pooled Trust

(continues)       13

Security type/country and sector allocations

Delaware Pooled® Trust — The Emerging Markets Portfolio
As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-adviser’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	91.49%
Brazil	8.17%
Chile	3.22%
China	18.43%
Colombia	0.49%
India	8.83%
Indonesia	7.58%
Kazakhstan	0.75%
Mexico	9.36%
Peru	2.51%
Philippines	1.90%
Republic of Korea	6.82%
Russia	3.77%
South Africa	2.23%
Taiwan	3.06%
Thailand	3.77%
Turkey	6.36%
United Kingdom	1.82%
United States	2.42%
Preferred Stock	6.82%
Brazil	6.30%
Republic of Korea	0.52%
Short-Term Investments	1.57%
Securities Lending Collateral	0.76%
Total Value of Securities	100.64%
Obligation to Return Securities Lending Collateral	(0.86%)
Receivables and Other Assets Net of Other Liabilities	0.22%
Total Net Assets	100.00%

Percentage
Common and Preferred Stock by Sector	of Net Assets
Consumer Discretionary	14.07%
Consumer Staples	6.33%
Energy	9.92%
Financials	25.29%
Healthcare	3.04%
Industrials	8.47%
Information Technology	7.53%
Materials	5.30%
Telecommunication Services	8.68%
Utilities	9.68%
Total	98.31%

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Emerging Markets Portfolio II
As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security type/Country	of Net Assets
Common Stock	98.39%
Argentina	0.54%
Bahrain	0.03%
Brazil	19.07%
China/Hong Kong	12.91%
India	8.08%
Indonesia	0.79%
Malaysia	0.75%
Mexico	7.99%
Peru	0.22%
Poland	1.59%
Republic of Korea	18.89%
Russia	6.61%
South Africa	2.47%
Spain	1.10%
Taiwan	3.67%
Thailand	1.71%
Turkey	1.82%
United Kingdom	0.31%
United States	9.84%
Preferred Stock	1.14%
Short-Term Investments	6.00%
Securities Lending Collateral	5.13%
Total Value of Securities	110.66%
Obligation to Return Securities Lending Collateral	(5.13%)
Other Liabilities Net of Receivables and Other Assets	(5.53%)
Total Net Assets	100.00%

Percentage
Common and Preferred Stock by Sector	of Net Assets
Consumer Discretionary	5.32%
Consumer Staples	15.79%
Energy	15.70%
Financials	16.97%
Industrials	4.08%
Information Technology	17.99%
Materials	8.67%
Telecommunication Services	14.86%
Utilities	0.15%
Total	99.53%

2013 Semiannual report • Delaware Pooled Trust

(continues)       15

Statements of net assets

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
April 30, 2013 (Unaudited)

	Number of
	Shares	Value
Common Stock – 95.88%
Consumer Discretionary – 5.89%
Johnson Controls	55,700	$1,950,057
Lowe’s	47,600	1,828,792
		3,778,849
Consumer Staples – 11.37%
Archer-Daniels-Midland	56,700	1,924,398
CVS Caremark	32,500	1,890,850
Kraft Foods Group	36,933	1,901,680
Mondelez International Class A	43,600	1,371,220
Safeway	9,500	213,940
		7,302,088
Energy – 15.66%
Chevron	15,600	1,903,356
ConocoPhillips	31,400	1,898,130
Halliburton	49,300	2,108,561
Marathon Oil	62,200	2,032,074
Occidental Petroleum	23,700	2,115,462
		10,057,583
Financials – 11.86%
Allstate	38,700	1,906,362
Bank of New York Mellon	65,700	1,854,054
Marsh & McLennan	50,400	1,915,704
Travelers	22,700	1,938,807
		7,614,927
Healthcare – 17.46%
Baxter International	26,600	1,858,542
Cardinal Health	39,600	1,751,112
Johnson & Johnson	23,600	2,011,428
Merck	42,200	1,983,400
Pfizer	60,211	1,750,334
Quest Diagnostics	33,000	1,858,890
		11,213,706
Industrials – 9.57%
Northrop Grumman	27,600	2,090,424
Raytheon	32,600	2,000,988
Waste Management	50,100	2,053,098
		6,144,510
Information Technology – 11.64%
Cisco Systems	88,800	1,857,696
Intel	86,200	2,064,490
Motorola Solutions	29,900	1,710,280
Xerox	214,800	1,842,984
		7,475,450
Materials – 3.18%
duPont (E.I.) deNemours	37,400	2,038,674
		2,038,674
Telecommunications – 6.19%
AT&T	50,600	1,895,476
Verizon Communications	38,500	2,075,535
		3,971,011
Utilities – 3.06%
Edison International	36,500	1,963,700
		1,963,700
Total Common Stock
(cost $57,773,856)		61,560,498

	Principal
	Amount
Short-Term Investments – 3.99%
≠Discount Note – 0.61%
Federal Home Loan Bank
0.085% 5/24/13	$388,761	388,758
		388,758
Repurchase Agreements – 2.53%
Bank of America 0.11%, dated
4/30/13, to be repurchased on
5/1/13, repurchase price $411,522
(collateralized by U.S. Government
obligations 4.50% 5/15/38;
market value $419,751)	411,521	411,521
BNP Paribas 0.14%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$1,214,484 (collateralized by U.S.
Government obligations
0.25%-0.875% 3/31/15-1/31/17;
market value $1,238,769)	1,214,479	1,214,479
		1,626,000
≠U.S. Treasury Obligations – 0.85%
U.S. Treasury Bills
0.03% 5/30/13	518,629	518,621
0.065% 5/9/13	28,859	28,859
		547,480
Total Short-Term Investments
(cost $2,562,216)		2,562,238

Total Value of Securities – 99.87%
(cost $60,336,072)		64,122,736
Receivables and Other Assets
Net of Liabilities – 0.13%		85,665
Net Assets Applicable to 2,944,047
Shares Outstanding; Equivalent to
$21.81 Per Share – 100.00%		$64,208,401

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)		$60,891,814
Undistributed net investment income		186,856
Accumulated net realized loss on investments		(656,933)
Net unrealized appreciation of investments		3,786,664
Total net assets		$64,208,401

≠The rate shown is the effective yield at the time of purchase.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Select 20 Portfolio
April 30, 2013 (Unaudited)

	Number of
	Shares	Value
²Common Stock – 89.81%
Consumer Discretionary – 5.55%
† Liberty Interactive Class A	178,500	$3,800,265
† priceline.com	8,025	5,585,320
		9,385,585
Energy – 9.37%
EOG Resources	66,275	8,029,879
Kinder Morgan	199,450	7,798,495
		15,828,374
Financial Services – 16.17%
† IntercontinentalExchange	49,000	7,983,570
Progressive	313,675	7,932,841
Visa Class A	67,700	11,404,741
		27,321,152
Healthcare – 9.94%
Allergan	101,600	11,536,680
Novo Nordisk ADR	29,800	5,263,574
		16,800,254
Materials & Processing – 4.44%
Syngenta ADR	87,825	7,509,038
		7,509,038
Technology – 39.33%
† Adobe Systems	211,675	9,542,308
Apple	19,550	8,655,763
† BMC Software	142,625	6,486,585
† Crown Castle International	137,025	10,550,924
† Google Class A	10,875	8,967,199
Intuit	119,800	7,144,872
QUALCOMM	146,775	9,044,276
† VeriFone Systems	282,875	6,076,155
		66,468,082
Utilities – 5.01%
j2 Global	207,975	8,464,583
		8,464,583
Total Common Stock
(cost $124,764,711)		151,777,068

	Principal
	Amount
Short-Term Investments – 10.96%
≠Discount Note – 1.58%
Federal Home Loan Bank
0.085% 5/24/13	$2,679,485	2,679,469
		2,679,469
Repurchase Agreements – 6.39%
Bank of America 0.11%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$2,731,586 (collateralized by
U.S. Government obligations
4.50% 5/15/38; market
value $2,786,209)	2,731,578	2,731,578
BNP Paribas 0.14%, dated 4/30/13,
to be repurchased on 5/1/13,
repurchase price $8,061,454
(collateralized by U.S. Government
obligations 0.25%-0.875%
3/31/15-1/31/17; market
value $8,222,652)	8,061,422	8,061,422
		10,793,000
≠U.S. Treasury Obligations – 2.99%
U.S. Treasury Bills
0.03% 5/30/13	3,863,619	3,863,557
0.065% 5/9/13	1,185,734	1,185,725
		5,049,282
Total Short-Term Investments
(cost $18,521,589)		18,521,751

Total Value of Securities – 100.77%
(cost $143,286,300)		170,298,819
Liabilities Net of Receivables and
Other Assets – (0.77%)		(1,296,222)
Net Assets Applicable to 19,411,141
Shares Outstanding; Equivalent to
$8.71 Per Share – 100.00%		$169,002,597

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)		$147,497,361
Undistributed net investment income		218,089
Accumulated net realized loss on investments		(5,725,372)
Net unrealized appreciation of investments		27,012,519
Total net assets		$169,002,597

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       17

Statements of net assets

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
April 30, 2013 (Unaudited)

	Number of
	Shares	Value
²Common Stock – 98.63%
Consumer Discretionary – 11.39%
† Liberty Interactive Class A	432,875	$9,215,909
NIKE Class B	84,475	5,372,610
† priceline.com	11,875	8,264,881
† Sally Beauty Holdings	122,200	3,673,332
		26,526,732
Consumer Staples – 4.69%
Walgreen	220,850	10,934,284
		10,934,284
Energy – 10.01%
EOG Resources	96,625	11,707,085
Kinder Morgan	296,546	11,594,949
		23,302,034
Financial Services – 19.63%
CME Group	78,925	4,803,376
† IntercontinentalExchange	45,325	7,384,802
MasterCard Class A	21,290	11,771,880
Progressive	324,775	8,213,560
Visa Class A	80,450	13,552,606
		45,726,224
Healthcare – 13.88%
Allergan	97,775	11,102,351
† Celgene	84,900	10,024,143
Novo Nordisk ADR	37,450	6,614,794
Perrigo	38,300	4,573,403
		32,314,691
Materials & Processing – 2.48%
Syngenta ADR	67,450	5,766,975
		5,766,975
Producer Durables – 1.28%
Caterpillar	35,325	2,990,968
		2,990,968
Technology – 35.27%
† Adobe Systems	251,975	11,359,033
Apple	22,060	9,767,065
† BMC Software	168,125	7,646,325
† Crown Castle International	165,825	12,768,524
† Google Class A	10,865	8,958,953
* Intuit	136,875	8,163,225
QUALCOMM	176,200	10,857,444
† Teradata	109,925	5,613,870
† VeriFone Systems	86,400	1,855,872
*† VeriSign	111,725	5,147,171
		82,137,482
Total Common Stock
(cost $165,348,547)		229,699,390

Warrant – 0.23%
†Kinder Morgan	94,560	526,699
Total Warrant (cost $185,370)		526,699

	Principal
	Amount
Short-Term Investments – 1.23%
≠Discount Note – 0.08%
Federal Home Loan Bank
0.085% 5/24/13	$187,037	187,036
		187,036
Repurchase Agreements – 0.66%
Bank of America 0.11%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$389,757 (collateralized by
U.S. Government obligations
4.50% 5/15/38; market
value $397,551)	389,755	389,755
BNP Paribas 0.14%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$1,150,249 (collateralized by
U.S. Government obligations
0.25%-0.875% 3/31/15-1/31/17;
market value $1,173,250)	1,150,245	1,150,245
		1,540,000
≠U.S. Treasury Obligations – 0.49%
U.S. Treasury Bills
0.03% 5/30/13	561,287	561,278
0.065% 5/9/13	576,196	576,192
		1,137,470
Total Short-Term Investments
(cost $2,864,489)		2,864,506

Total Value of Securities Before Securities
Lending Collateral – 100.09%
(cost $168,398,406)		233,090,595

	Number of
	Shares
**Securities Lending Collateral – 0.10%
Investment Companies
Delaware Investments Collateral
Fund No.1	241,781	241,781
†@ Mellon GSL Reinvestment Trust II	153,398	0
Total Securities Lending Collateral
(cost $395,179)		241,781

Total Value of Securities – 100.19%
(cost $168,793,585)		233,332,376 ©
**Obligation to Return Securities
Lending Collateral – (0.17%)		(395,179)
Other Liabilities Net of Receivables
and Other Assets – (0.02%)		(45,084)
Net Assets Applicable to 18,120,875
Shares Outstanding; Equivalent to
$12.85 per Share – 100.00%		$232,892,113

2013 Semiannual report • Delaware Pooled Trust

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)	$195,199,219
Undistributed net investment income	395,546
Accumulated net realized loss	(27,241,443)
Net unrealized appreciation of investments	64,538,791
Total net assets	$232,892,113

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $385,117 of securities loaned.
@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       19

Statements of net assets

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

April 30, 2013 (Unaudited)

	Number of
	Shares	Value
Common Stock – 97.22%
Consumer Discretionary – 20.64%
DineEquity	39,925	$2,844,256
Dunkin’ Brands Group	14,075	546,251
Gentex	69,100	1,554,750
Interval Leisure Group	56,525	1,077,367
† K12	81,750	2,082,173
† Sally Beauty Holdings	88,550	2,661,813
† Ulta Salon Cosmetics & Fragrance	7,300	639,845
		11,406,455
Energy – 6.04%
Core Laboratories	23,050	3,337,179
		3,337,179
Financials – 19.78%
† Affiliated Managers Group	22,525	3,506,691
Heartland Payment Systems	73,250	2,409,193
† IntercontinentalExchange	13,875	2,260,654
† MSCI Class A	80,675	2,751,018
		10,927,556
Healthcare – 11.29%
† ABIOMED	78,825	1,455,898
† athenahealth	11,375	1,094,958
Perrigo	12,100	1,444,861
Techne	35,000	2,244,899
		6,240,616
Producer Durables – 11.69%
Expeditors International of Washington	56,175	2,018,368
Graco	46,725	2,828,264
Ritchie Bros Auctioneers	80,050	1,614,609
		6,461,241
Technology – 22.24%
Blackbaud	67,200	1,969,632
† NeuStar Class A	62,000	2,719,940
NIC	23,800	400,792
† SBA Communications Class A	36,725	2,900,907
† VeriFone Systems	87,425	1,877,889
† VeriSign	52,475	2,417,523
		12,286,683
Utilities – 5.54%
j2 Global	75,225	3,061,658
		3,061,658
Total Common Stock
(cost $46,075,696)		53,721,388

	Principal
	Amount
Short-Term Investments – 3.25%
≠Discount Note – 0.80%
Federal Home Loan Bank
0.085% 5/24/13	$442,794	442,791
		442,791
Repurchase Agreements – 1.55%
Bank of America 0.11%, dated
4/30/13, to be repurchased on
5/1/13, repurchase price $216,897
(collateralized by U.S. Government
obligations 4.50% 5/15/38;
market value $221,234)	216,896	216,896
BNP Paribas 0.14%, dated 4/30/13,
to be repurchased on 5/1/13,
repurchase price $640,106
(collateralized by U.S. Government
obligations 0.25%-0.875%
3/31/15-1/31/17; market
value $652,906)	640,104	640,104
		857,000
≠U.S. Treasury Obligations – 0.90%
U.S. Treasury Bills
0.03% 5/30/13	197,292	197,289
0.065% 5/9/13	296,714	296,712
		494,001
Total Short-Term Investments
(cost $1,793,767)		1,793,792

Total Value of Securities – 100.47%
(cost $47,869,463)		55,515,180
Liabilities Net of Receivables and
Other Assets – (0.47%)		(261,210)
Net Assets Applicable to 3,161,465
Shares Outstanding; Equivalent to
$17.48 Per Share – 100.00%		$55,253,970

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)		$49,454,369
Accumulated net realized loss on investments		(1,846,116)
Net unrealized appreciation of investments		7,645,717
Total net assets		$55,253,970

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II
April 30, 2013 (Unaudited)

	Number of
	Shares	Value
Common Stock – 96.88%
Diversified REITs – 6.15%
CapLease	2,315	$16,251
Lexington Realty Trust	3,085	39,519
Vornado Realty Trust	1,870	163,737
Washington REIT	1,260	35,986
		255,493
Healthcare REITs – 12.79%
HCP	2,600	138,580
Health Care REIT	995	74,595
Healthcare Realty Trust	2,600	78,052
Healthcare Trust of America Class A	2,900	36,192
Senior Housing Properties Trust	1,330	37,812
Ventas	2,080	165,630
		530,861
Hotel REITs – 5.48%
Host Hotels & Resorts	5,933	108,395
RLJ Lodging Trust	1,550	35,712
†Strategic Hotels & Resorts	3,865	31,191
Summit Hotel Properties	3,105	31,019
†Sunstone Hotel Investors	1,685	20,911
		227,228
Industrial REITs – 6.30%
DCT Industrial Trust	5,300	41,499
First Industrial Realty Trust	2,230	40,006
First Potomac Realty Trust	1,820	29,120
ProLogis	3,595	150,810
		261,435
Mall REITs – 16.98%
CBL & Associates Properties	2,180	52,625
General Growth Properties	4,308	97,878
Macerich	1,043	73,062
Simon Property Group	2,701	480,967
		704,532
Manufactured Housing REIT – 0.94%
Equity Lifestyle Properties	480	39,000
		39,000
Multifamily REITs – 15.46%
Apartment Investment & Management	2,205	68,598
AvalonBay Communities	772	102,707
BRE Properties	515	25,997
Camden Property Trust	1,555	112,489
Colonial Properties Trust	2,315	53,731
Equity Residential	3,180	184,631
Essex Property Trust	464	72,871
Post Properties	415	20,513
		641,537
Office REITs – 10.64%
Boston Properties	1,625	177,823
Corporate Office Properties Trust	2,415	70,011
Kilroy Realty	935	52,912
SL Green Realty	1,555	141,039
		441,785
Office/Industrial REITs – 3.92%
Digital Realty Trust	390	27,503
DuPont Fabros Technology	555	13,953
Liberty Property Trust	2,080	89,419
PS Business Parks	400	31,920
		162,795
Self-Storage REITs – 5.60%
Extra Space Storage	1,150	50,117
Public Storage	1,105	182,325
		232,442
Shopping Center REITs – 9.20%
DDR	3,210	58,871
Federal Realty Investment Trust	488	57,101
Kimco Realty	4,010	95,358
Kite Realty Group Trust	1,565	10,329
Ramco-Gershenson Properties Trust	2,010	35,115
Regency Centers	1,290	72,575
Tanger Factory Outlet Centers	1,410	52,339
		381,688
Single Tenant REIT – 1.49%
National Retail Properties	1,555	61,703
		61,703
Specialty REITs – 1.93%
American Tower	710	59,633
Rayonier	347	20,619
		80,252
Total Common Stock
(cost $3,337,078)		4,020,751

	Principal
	Amount
Short-Term Investments – 3.00%
≠Discount Note – 0.16%
Federal Home Loan Bank
0.085% 5/24/13	$6,789	6,789
		6,789
Repurchase Agreements – 1.69%
Bank of America 0.11%, dated
4/30/13, to be repurchased on
5/1/13, repurchase price $17,716
(collateralized by U.S. Government
obligations 4.50% 5/15/38; market
value $18,070)	17,716	17,716
BNP Paribas 0.14%, dated 4/30/13,
to be repurchased on 5/1/13,
repurchase price $52,284
(collateralized by U.S. Government
obligations 0.25%-0.875%
3/31/15-1/31/17; market
value $53,330)	52,284	52,284
		70,000

2013 Semiannual report • Delaware Pooled Trust

(continues)       21

Statements of net assets

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

	Principal
	Amount	Value
Short-Term Investments (continued)
≠U.S. Treasury Obligations – 1.15%
U.S. Treasury Bills
0.03% 5/30/13	$31,993	$31,993
0.065% 5/9/13	15,830	15,830
		47,823
Total Short-Term Investments
(cost $124,611)		124,612

Total Value of Securities – 99.88%
(cost $3,461,689)		4,145,363
Receivables and Other Assets
Net of Liabilities – 0.12%		4,763
Net Assets Applicable to 495,271 Shares
Outstanding; Equivalent to $8.38
Per Share – 100.00%		$4,150,126

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)		$5,643,381
Undistributed net investment income		33,503
Accumulated net realized loss on investments		(2,210,432)
Net unrealized appreciation of investments		683,674
Total net assets		$4,150,126

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.

REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio
April 30, 2013 (Unaudited)

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.32%
	Fannie Mae Grantor Trust Series
	2003-T4 2A5 5.407% 9/26/33	$19,257	$20,677
Total Agency Asset-Backed Securities
	(cost $19,070)		20,677

Agency Collateralized Mortgage Obligations – 2.09%
	Fannie Mae REMICs
	Series 2010-35 AB 5.00% 11/25/49	11,880	12,784
	•Series 2011-105 FP 0.60% 6/25/41	49,135	49,305
	Series 2011-134 PA 4.00% 9/25/40	7,741	7,970
	Series 2012-19 HB 4.00% 1/25/42	15,553	16,209
	Freddie Mac REMIC
	•Series 3800 AF 0.699% 2/15/41	46,715	47,094
Total Agency Collateralized
	Mortgage Obligations (cost $132,518)		133,362

Agency Mortgage-Backed Securities – 32.69%
	Fannie Mae 4.50% 5/1/41	4,310	4,518
	Fannie Mae S.F. 15 yr
	2.50% 2/1/28	14,836	15,547
	2.50% 5/1/28	2,000	2,097
	3.00% 3/1/27	134,204	142,492
	3.50% 7/1/26	3,050	3,277
	3.50% 10/1/26	23,976	25,484
	4.00% 11/1/25	60,941	66,123
	4.50% 8/1/19	3,163	3,400
	5.00% 1/1/20	2,801	3,009
	5.00% 6/1/20	323	346
	5.00% 2/1/21	1,779	1,911
	Fannie Mae S.F. 15 yr TBA
	2.50% 5/1/28	276,000	288,592
	2.50% 6/1/28	80,000	83,488
	3.00% 5/1/28	221,000	233,382
	Fannie Mae S.F. 20 yr
	5.00% 11/1/23	420	461
	5.50% 12/1/29	1,535	1,671
	Fannie Mae S.F. 30 yr
	4.00% 11/1/40	1,447	1,550
	4.00% 1/1/41	7,940	8,502
	4.00% 2/1/41	10,045	10,755
	4.00% 3/1/41	25,123	26,911
	4.00% 7/1/41	10,086	11,001
	4.00% 9/1/41	1,500	1,607
	4.00% 10/1/41	5,732	6,137
	4.00% 12/1/41	29,343	31,418
	4.00% 3/1/42	16,560	17,875
	4.00% 1/1/43	26,419	28,296
	4.50% 7/1/36	863	931
	4.50% 8/1/40	9,950	10,727
	4.50% 11/1/40	3,883	4,192
	4.50% 2/1/41	1,782	1,925
	4.50% 3/1/41	9,659	10,436
	4.50% 5/1/41	1,134	1,226
	4.50% 8/1/41	7,420	8,016
	4.50% 10/1/41	7,694	8,313
	4.50% 11/1/41	4,768	5,152
	5.00% 2/1/35	24,676	26,889
	6.00% 10/1/35	10,714	11,947
	6.00% 4/1/40	42	45
	Fannie Mae S.F. 30 yr TBA
	3.00% 5/1/43	274,000	286,586
	3.00% 6/1/43	162,000	168,985
	3.50% 5/1/43	16,000	17,048
	3.50% 6/1/43	135,000	143,500
	4.50% 5/1/43	12,000	12,938
	4.50% 7/1/43	98,000	105,411
	Freddie Mac S.F. 15 yr 5.50% 7/1/24	43,669	47,125
	Freddie Mac S.F. 30 yr
	3.00% 11/1/42	3,980	4,166
	4.00% 10/1/40	4,517	4,825
	4.00% 11/1/40	3,302	3,527
	4.00% 12/1/40	86,223	92,101
	4.50% 10/1/39	6,424	6,879
	4.50% 11/1/39	9,673	10,359
	4.50% 1/1/41	8,329	8,737
	4.50% 3/1/42	19,519	20,916
	6.00% 8/1/38	15,934	17,526
	6.00% 10/1/38	23,876	26,293
Total Agency Mortgage-Backed
	Securities (cost $2,072,494)		2,086,571

Commercial Mortgage-Backed Securities – 3.01%
•	BAML Commercial Mortgage
	Securities Series 2005-6 A4
	5.359% 9/10/47	35,000	38,399
•	Bear Stearns Commercial Mortgage
	Securities Series 2006-PW12 A4
	5.91% 9/11/38	20,000	22,554
t•	Commercial Mortgage Pass Through
	Certificates Series 2005-C6 A5A
	5.116% 6/10/44	10,000	10,863
•	Credit Suisse Mortgage Capital
	Certificates Series 2006-C1 AAB
	5.581% 2/15/39	15,039	15,587
	Goldman Sachs Mortgage
	Securities II Series 2005-GG4 A4A
	4.751% 7/10/39	15,000	15,934
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP3 A4A
	4.936% 8/15/42	25,000	27,018
	Series 2005-LDP5 A4
	5.368% 12/15/44	20,000	21,927
•	Morgan Stanley Capital I
	Series 2007-T27 A4
	5.816% 6/11/42	25,000	29,290

2013 Semiannual report • Delaware Pooled Trust

(continues)       23

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	WF-RBS Commercial Mortgage Trust
	Series 2013-C11 A5
	3.071% 3/15/45	$10,000	$10,380
Total Commercial Mortgage-Backed
	Securities (cost $165,429)		191,952

Corporate Bonds – 25.63%
Banking – 3.47%
	Abbey National Treasury Services
	4.00% 4/27/16	15,000	16,125
	#Bank Nederlandse Gemeenten 144A
	*1.375% 3/19/18	12,000	12,169
	2.50% 1/23/23	16,000	16,261
	Bank of America
	2.00% 1/11/18	25,000	25,108
	3.875% 3/22/17	5,000	5,399
	City National 5.25% 9/15/20	10,000	11,388
	HSBC Holdings 4.00% 3/30/22	15,000	16,647
	JPMorgan Chase 3.375% 5/1/23	15,000	14,994
	Morgan Stanley 2.125% 4/25/18	15,000	15,051
•	PNC Financial Services Group
	8.25% 5/29/49	8,000	8,056
	PNC Funding 5.625% 2/1/17	23,000	26,349
	Regions Financial 2.00% 5/15/18	5,000	4,987
	Santander Holdings USA 4.625% 4/19/16	5,000	5,372
	SunTrust Bank 3.60% 4/15/16	5,000	5,364
	SVB Financial Group 5.375% 9/15/20	15,000	17,205
	Wachovia
	•0.647% 10/15/16	5,000	4,942
	5.25% 8/1/14	5,000	5,280
	Zions Bancorp 4.50% 3/27/17	10,000	10,939
			221,636
Basic Industry – 2.09%
	Barrick Gold
	#144A 2.50% 5/1/18	5,000	5,030
	3.85% 4/1/22	5,000	5,030
	#144A 4.10% 5/1/23	5,000	5,020
	Cabot 2.55% 1/15/18	20,000	20,679
	CF Industries 6.875% 5/1/18	20,000	24,102
	Dow Chemical 8.55% 5/15/19	10,000	13,500
#	Freeport-McMoRan Copper & Gold 144A
	3.875% 3/15/23	15,000	15,150
	Georgia-Pacific 8.00% 1/15/24	20,000	28,216
	International Paper 6.00% 11/15/41	5,000	6,108
	Lubrizol 5.50% 10/1/14	5,000	5,356
	Praxair 1.25% 11/7/18	5,000	5,006
			133,197
Brokerage – 0.55%
	Jefferies Group 6.45% 6/8/27	19,000	21,396
	Lazard Group 6.85% 6/15/17	12,000	13,815
			35,211
Capital Goods – 0.25%
#	ADT 144A 4.125% 6/15/23	5,000	5,260
#	URS 144A 3.85% 4/1/17	10,000	10,537
			15,797
Communications – 2.26%
	American Tower 5.90% 11/1/21	10,000	11,970
#	Cox Communications 144A
	2.95% 6/30/23	5,000	5,000
	3.25% 12/15/22	15,000	15,565
#	Crown Castle Towers 144A
	4.883% 8/15/20	20,000	23,119
	Interpublic Group
	3.75% 2/15/23	5,000	5,040
	4.00% 3/15/22	20,000	20,710
	Qwest 6.75% 12/1/21	5,000	5,894
#	SES 144A 3.60% 4/4/23	10,000	10,415
	Time Warner Cable
	5.85% 5/1/17	10,000	11,679
	8.25% 4/1/19	10,000	13,139
#	Vivendi 144A 6.625% 4/4/18	10,000	11,831
	Vodafone Group 2.95% 2/19/23	10,000	10,085
			144,447
Consumer Cyclical – 1.84%
	Amazon.com 2.50% 11/29/22	10,000	9,840
	Dollar General
	1.875% 4/15/18	5,000	5,034
	3.25% 4/15/23	5,000	5,025
	eBay 4.00% 7/15/42	5,000	4,730
	Historic TW 6.875% 6/15/18	20,000	25,048
	Host Hotels & Resorts 5.25% 3/15/22	10,000	11,200
#	QVC 144A 4.375% 3/15/23	5,000	5,131
	TJX 2.50% 5/15/23	5,000	5,022
	Viacom 3.25% 3/15/23	10,000	10,264
	Walgreen 3.10% 9/15/22	15,000	15,281
#	Wesfarmers 144A 1.874% 3/20/18	5,000	5,079
	Western Union 2.875% 12/10/17	5,000	5,122
	Wyndham Worldwide
	2.50% 3/1/18	5,000	5,046
	4.25% 3/1/22	5,000	5,302
			117,124
Consumer Non-Cyclical – 2.62%
	Allergan 2.80% 3/15/23	15,000	15,473
	Brown-Forman 2.25% 1/15/23	25,000	24,891
	CareFusion 6.375% 8/1/19	10,000	12,064
	Celgene 3.95% 10/15/20	10,000	11,016
	Energizer Holdings 4.70% 5/24/22	10,000	10,803
	GlaxoSmithKline Capital 2.80% 3/18/23	5,000	5,153
#	Heineken 144A 3.40% 4/1/22	10,000	10,551
	McKesson 2.85% 3/15/23	25,000	25,529
	Medtronic 2.75% 4/1/23	5,000	5,094
	Molson Coors Brewing 5.00% 5/1/42	5,000	5,553
#*	Mylan 144A 3.125% 1/15/23	5,000	4,989
	Newell Rubbermaid 2.05% 12/1/17	5,000	5,054
	St. Jude Medical 3.25% 4/15/23	15,000	15,480
#	Zoetis 144A 3.25% 2/1/23	15,000	15,433
			167,083

2013 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Electric – 3.59%
	Ameren Illinois 9.75% 11/15/18	$35,000	$49,358
	American Electric Power 1.65% 12/15/17	10,000	10,110
#	American Transmission Systems 144A
	5.25% 1/15/22	5,000	5,877
	CenterPoint Energy 5.95% 2/1/17	10,000	11,613
	Exelon Generation 4.25% 6/15/22	15,000	16,016
	Great Plains Energy 5.292% 6/15/22	20,000	23,113
	Indiana Michigan Power 3.20% 3/15/23	5,000	5,141
•	Integrys Energy Group 6.11% 12/1/66	10,000	10,609
	LG&E & KU Energy
	3.75% 11/15/20	10,000	10,832
	4.375% 10/1/21	10,000	11,094
#	Narragansett Electric 144A 4.17% 12/10/42	5,000	5,123
•	National Rural Utilities Cooperative
	Finance 4.75% 4/30/43	5,000	5,113
•	NextEra Energy Capital Holdings
	6.35% 10/1/66	15,000	15,931
	Pennsylvania Electric 5.20% 4/1/20	10,000	11,532
	SCANA 4.125% 2/1/22	20,000	21,321
•	Wisconsin Energy 6.25% 5/15/67	15,000	16,365
			229,148
Energy – 1.97%
*	Noble Holding International
	3.95% 3/15/22	15,000	15,720
	Petrobras International Finance
	5.375% 1/27/21	5,000	5,546
#	Petroleos Mexicanos 144A
	3.50% 1/30/23	10,000	10,200
	Pride International 6.875% 8/15/20	20,000	25,456
	Statoil 2.45% 1/17/23	5,000	5,034
	Talisman Energy 5.50% 5/15/42	20,000	21,727
	Total Capital Canada 2.75% 7/15/23	10,000	10,197
	Weatherford
	4.50% 4/15/22	5,000	5,334
	9.625% 3/1/19	10,000	13,238
#	Woodside Finance 144A 8.75% 3/1/19	10,000	13,400
			125,852
Finance Companies – 0.46%
	General Electric Capital
	3.10% 1/9/23	5,000	5,084
	4.375% 9/16/20	5,000	5,681
	6.00% 8/7/19	15,000	18,402
			29,167
Insurance – 2.20%
	American International Group
	6.40% 12/15/20	20,000	25,063
•	Chubb 6.375% 3/29/67	5,000	5,588
#	Highmark 144A 4.75% 5/15/21	5,000	5,060
#	ING US 144A
	2.90% 2/15/18	5,000	5,123
	5.50% 7/15/22	10,000	11,392
#	Liberty Mutual Group 144A 6.50% 5/1/42	20,000	23,611
	MetLife 6.40% 12/15/36	20,000	22,430
	Prudential Financial
	3.875% 1/14/15	5,000	5,262
	•5.875% 9/15/42	10,000	10,831
	6.00% 12/1/17	5,000	5,986
	WellPoint 1.875% 1/15/18	20,000	20,345
			140,691
Natural Gas – 1.93%
	El Paso Pipeline Partners Operating
	6.50% 4/1/20	15,000	18,566
	Enterprise Products Operating
	9.75% 1/31/14	10,000	10,677
#	GDF Suez 144A 2.875% 10/10/22	10,000	10,147
	Kinder Morgan Energy Partners
	9.00% 2/1/19	5,000	6,769
	Nisource Finance 4.80% 2/15/44	10,000	10,330
	Plains All American Pipeline
	8.75% 5/1/19	5,000	6,812
	Spectra Energy Capital 3.30% 3/15/23	5,000	5,103
	Sunoco Logistics Partners Operations
	3.45% 1/15/23	20,000	20,274
•	TransCanada Pipelines 6.35% 5/15/67	10,000	10,686
*	Williams Partners 7.25% 2/1/17	20,000	24,049
			123,413
Real Estate – 1.23%
	Alexandria Real Estate Equities
	4.60% 4/1/22	10,000	11,052
	Boston Properties 3.125% 9/1/23	5,000	5,085
	BRE Properties 3.375% 1/15/23	10,000	10,183
	Digital Realty Trust
	5.25% 3/15/21	10,000	11,415
	5.875% 2/1/20	5,000	5,855
	Duke Realty 3.625% 4/15/23	5,000	5,100
	National Retail Properties 3.30% 4/15/23	5,000	5,013
	Regency Centers 5.875% 6/15/17	7,000	8,066
#	WEA Finance 144A 4.625% 5/10/21	10,000	11,341
	Weingarten Realty Investors
	3.50% 4/15/23	5,000	5,107
			78,217
Technology – 1.01%
	Apple 2.40% 5/3/23	10,000	9,987
	Fidelity National Information Services
	3.50% 4/15/23	10,000	10,136
	Microsoft 2.125% 11/15/22	5,000	4,938
	National Semiconductor 6.60% 6/15/17	10,000	12,139
	NetApp
	2.00% 12/15/17	5,000	5,043
	3.25% 12/15/22	5,000	5,000
	Xerox 5.625% 12/15/19	15,000	17,412
			64,655
Transportation – 0.16%
	FedEx 4.10% 4/15/43	5,000	5,002
#	Kansas City Southern de Mexico 144A
	3.00% 5/15/23	5,000	5,026
			10,028

2013 Semiannual report • Delaware Pooled Trust

(continues)       25

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Total Corporate Bonds
(cost $1,536,454)		$1,635,666

Non-Agency Asset-Backed Securities – 0.49%
John Deere Owner Trust Series 2011-A
A4 1.96% 4/16/18	$10,000	10,162
#• MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35	4,207	4,256
Mercedes-Benz Auto Lease Trust
Series 2013-A A4 0.72% 12/17/18	5,000	4,999
Mid-State Trust Series XI A1
4.864% 7/15/38	10,628	11,360
Total Non-Agency Asset-Backed
Securities (cost $29,369)		30,777

ΔRegional Bonds – 0.79%
Canada – 0.79%
Province of Manitoba
1.125% 6/1/18	10,000	10,085
2.10% 9/6/22	15,000	15,099
Province of Quebec 2.625% 2/13/23	25,000	25,548
Total Regional Bonds (cost $49,883)		50,732

U.S. Treasury Obligations – 27.70%
U.S. Treasury Bond
2.75% 11/15/42	300,000	291,047
U.S. Treasury Notes
0.50% 5/31/13	70,000	70,033
0.625% 4/30/18	475,000	473,850
1.375% 5/15/13	310,000	310,194
2.00% 2/15/23	605,000	622,771
Total U.S. Treasury Obligations
(cost $1,745,388)		1,767,895

	Number of
	Shares
Preferred Stock – 0.32%
Alabama Power 5.625%	620	15,872
BB&T 5.85%	175	4,631
Total Preferred Stock (cost $19,472)		20,503

	Principal
	Amount (U.S. $)
Short-Term Investments – 30.74%
≠Discount Note – 3.99%
Federal Home Loan Bank
0.085% 5/24/13	$254,510	$254,508
		254,508
Repurchase Agreements – 20.27%
Bank of America 0.11%, dated
4/30/13, to be repurchased on
5/1/13, repurchase price $327,497
(collateralized by U.S. government
obligations 4.50% 5/15/38; market
value $334,046)	327,496	327,496
BNP Paribas 0.14%, dated 4/30/13,
to be repurchased on 5/1/13,
repurchase price $966,508
(collateralized by U.S. government
obligations 0.25%-0.875%
3/31/15-1/31/17; market
value $985,834)	966,504	966,504
		1,294,000
≠U.S. Treasury Obligation – 6.48%
U.S. Treasury Bill 0.03% 5/30/13	413,668	413,662
		413,662
Total Short-Term Investments
(cost $1,962,155)		1,962,170

Total Value of Securities Before
Securities Lending Collateral – 123.78%
(cost $7,732,232)		7,900,305

	Number of
	Shares
**Securities Lending Collateral – 0.02%
Investment Companies
Delaware Investments Collateral
Fund No.1	979	979
†@Mellon GSL Reinvestment Trust II	29,951	0
Total Securities Lending Collateral
(cost $30,930)		979

©Total Value of Securities – 123.80%
(cost $7,763,162)		7,901,284
**Obligation to Return Securities
Lending Collateral – (0.48%)		(30,930)
Other Liabilities Net of Receivables
and Other Assets – (23.32%)		(1,488,117)
Net Assets Applicable to 670,317
Shares Outstanding; Equivalent to
$9.52 Per Share – 100.00%		$6,382,237

2013 Semiannual report • Delaware Pooled Trust

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)	$6,235,544
Undistributed net investment income	32,709
Accumulated net realized loss on investments	(24,138)
Net unrealized appreciation of investments	138,122
Total net assets	$6,382,237

•	Variable rate security. The rate shown is the rate as of April 30, 2013. Interest rates reset periodically.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $287,096, which represented 4.50% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
†	Non income producing security.
@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $30,043 of securities loaned.

Summary of Abbreviations:
BAML — Bank of America Merrill Lynch
MASTR — Mortgage Asset Securitization Transactions, Inc.
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

See accompanying notes, which are an integral part of the financial statements.

The Core Focus Fixed Income Portfolio
Statement of assets and liabilities
April 30, 2013 (Unaudited)

Assets:
Investments, at value[1]	$5,938,135
Short-term investments, at value	1,962,170
Short-term investments held as
collateral for loaned securities, at value	979
Cash	616
Receivable for securities sold	1,346,342
Dividends, interest and
securities lending income receivable	31,841
Due from manager	3,101
Total assets	9,283,184

Liabilities:
Payable for securities purchased	2,869,117
Due to manager and affiliates	178
Other accrued expenses	722
Obligation to return securities lending collateral	30,930
Total liabilities	2,900,947

Total net assets	$6,382,237

Investments, at cost	$5,770,077
Short-term investments, at cost	1,962,155
Short-term investments held as
collateral for loaned securities, at cost	30,930

[1]Including securities on loan	30,043

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       27

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio
April 30, 2013 (Unaudited)

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Convertible Bond – 0.25%
ϕ	ArvinMeritor 4.00% exercise
	price $26.73, expiration
	date 2/12/27	$371,000	$330,191
Total Convertible Bond
	(cost $276,054)		330,191

Corporate Bonds – 91.15%
Automobiles – 2.72%
	American Axle & Manufacturing
	7.75% 11/15/19	328,000	376,380
	ArvinMeritor 8.125% 9/15/15	374,000	405,790
	Chrysler Group 8.25% 6/15/21	1,160,000	1,336,900
#	International Automotive
	Components Group 144A
	9.125% 6/1/18	701,000	703,629
#	Jaguar Land Rover Automotive 144A
	5.625% 2/1/23	150,000	157,500
	8.125% 5/15/21	525,000	603,750
			3,583,949
Banking – 1.43%
	Barclays Bank 7.625% 11/21/22	560,000	572,600
•	Citigroup 5.35% 5/29/49	400,000	402,994
#•	HBOS Capital Funding 144A
	6.071% 6/29/49	974,000	902,168
			1,877,762
Basic Industry – 12.03%
	AK Steel 7.625% 5/15/20	302,000	263,495
#	American Builders & Contractors
	Supply 144A 5.625% 4/15/21	175,000	182,219
#	APERAM 144A 7.75% 4/1/18	220,000	217,250
	ArcelorMittal 6.125% 6/1/18	1,159,000	1,270,954
#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20	418,000	461,890
#	Essar Steel Algoma 144A
	9.375% 3/15/15	305,000	291,275
#	FMG Resources August 2006 144A
	6.875% 2/1/18	106,000	113,288
	6.875% 4/1/22	484,000	520,905
	HD Supply
	#144A 7.50% 7/15/20	600,000	651,000
	10.50% 1/15/21	140,000	147,350
	Headwaters 7.625% 4/1/19	441,000	479,588
	Immucor 11.125% 8/15/19	442,000	509,405
#	INEOS Group Holdings 144A
	8.50% 2/15/16	1,033,000	1,051,722
#	Inmet Mining 144A 8.75% 6/1/20	528,000	572,880
#	JMC Steel Group 144A
	8.25% 3/15/18	461,000	484,626
#	Kinove German Bondco 144A
	9.625% 6/15/18	350,000	397,250
#	Longview Fibre Paper & Packaging
	144A 8.00% 6/1/16	487,000	510,133
#	MacDermid 144A 9.50% 4/15/17	532,000	551,285
#	Masonite International 144A
	8.25% 4/15/21	642,000	722,250
#	Murray Energy 144A
	10.25% 10/15/15	438,000	448,950
#	New Gold 144A 6.25% 11/15/22	564,000	583,740
	Norcraft Finance
	10.50% 12/15/15	319,000	334,551
	Nortek 8.50% 4/15/21	502,000	563,495
	Peabody Energy 6.25% 11/15/21	310,000	332,088
#	Perstorp Holding 144A
	8.75% 5/15/17	600,000	648,750
	Rockwood Specialties Group
	4.625% 10/15/20	763,000	807,826
#	Ryerson 144A
	9.00% 10/15/17	357,000	390,469
	11.25% 10/15/18	155,000	168,175
#	Sappi Papier Holding 144A
	6.625% 4/15/21	111,000	117,105
	8.375% 6/15/19	400,000	449,500
#	Taminco Global Chemical 144A
	9.75% 3/31/20	430,000	490,200
#	TPC Group 144A 8.75% 12/15/20	675,000	715,500
#	US Coatings Acquisition 144A
	7.375% 5/1/21	345,000	369,581
			15,818,695
Capital Goods – 4.82%
	Anixter 10.00% 3/15/14	53,000	56,843
#	Ardagh Packaging Finance 144A
	7.00% 11/15/20	740,000	784,399
	Berry Plastics 9.75% 1/15/21	295,000	351,050
#	BOE Merger PIK 144A
	9.50% 11/1/17	593,000	643,404
#	Consolidated Container 144A
	10.125% 7/15/20	531,000	592,065
#	Crown Americas 144A
	4.50% 1/15/23	55,000	56,444
#	GenCorp 144A 7.125% 3/15/21	265,000	286,863
	Kratos Defense & Security
	Solutions 10.00% 6/1/17	461,000	510,558
#	Milacron 144A 7.75% 2/15/21	560,000	585,200
	Mueller Water Products
	7.375% 6/1/17	480,000	495,600
	Reynolds Group Issuer
	9.00% 4/15/19	184,000	199,640
	9.875% 8/15/19	555,000	624,375
#	Sealed Air 144A
	8.125% 9/15/19	104,000	119,600
	8.375% 9/15/21	372,000	437,100
#	Silver II Borrower 144A
	7.75% 12/15/20	550,000	592,625
			6,335,766

2013 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 5.54%
#	BC Mountain 144A 7.00% 2/1/21	$165,000	$177,788
	Burlington Coat Factory
	Warehouse 10.00% 2/15/19	564,000	633,795
#	CDR DB Sub 144A
	7.75% 10/15/20	662,000	697,582
	CKE Restaurants
	11.375% 7/15/18	39,000	40,999
	Dave & Buster’s
	#^144A 8.91% 2/15/16	697,000	541,046
	11.00% 6/1/18	541,000	614,711
	Express 8.75% 3/1/18	270,000	294,975
#	Landry’s 144A 9.375% 5/1/20	562,000	621,713
	Michaels Stores 11.375% 11/1/16	98,000	102,901
#	Pantry 144A 8.375% 8/1/20	554,000	608,015
#	Party City Holdings 144A
	8.875% 8/1/20	593,000	673,055
*	Quiksilver 6.875% 4/15/15	608,000	609,532
#	Rent-A-Center 144A
	4.75% 5/1/21	75,000	75,938
	Rite Aid 9.25% 3/15/20	507,000	589,388
#	Tempur-Pedic International 144A
	6.875% 12/15/20	425,000	465,906
#	WOK Acquisition 144A
	10.25% 6/30/20	494,000	545,253
			7,292,597
Consumer Non-Cyclical – 2.74%
#	Alphabet Holding PIK 144A
	7.75% 11/1/17	215,000	225,213
	Constellation Brands
	3.75% 5/1/21	105,000	106,969
	4.25% 5/1/23	410,000	421,788
	Del Monte 7.625% 2/15/19	511,000	547,408
#	ESAL 144A 6.25% 2/5/23	200,000	199,800
#	Heinz (H.J.) Finance 144A
	7.125% 8/1/39	275,000	314,875
#	JBS USA 144A 8.25% 2/1/20	486,000	539,459
	NBTY 9.00% 10/1/18	351,000	397,069
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20	113,000	123,735
	6.625% 11/15/22	416,000	459,680
	Visant 10.00% 10/1/17	278,000	271,050
			3,607,046
Energy – 14.73%
	American Petroleum Tankers
	Parent 10.25% 5/1/15	371,000	380,509
	AmeriGas Finance 7.00% 5/20/22	808,000	906,979
	AmeriGas Partners 6.50% 5/20/21	9,000	9,855
	Antero Resources Finance
	6.00% 12/1/20	585,000	621,563
#	Athlon Holdings 144A
	7.375% 4/15/21	445,000	469,475
#	Atlas Pipeline Partners 144A
	5.875% 8/1/23	155,000	159,650
#	Bonanza Creek Energy 144A
	6.75% 4/15/21	170,000	180,200
	Calumet Specialty Products
	Partners 9.375% 5/1/19	1,088,000	1,223,999
	Chaparral Energy
	#144A 7.625% 11/15/22	267,000	293,700
	8.25% 9/1/21	592,000	671,920
	Chesapeake Energy
	5.375% 6/15/21	120,000	125,400
	5.75% 3/15/23	815,000	886,312
	6.125% 2/15/21	95,000	104,975
	6.625% 8/15/20	480,000	545,400
	Comstock Resources
	7.75% 4/1/19	554,000	595,550
	Copano Energy
	7.125% 4/1/21	152,000	176,700
	7.75% 6/1/18	288,000	301,680
	Crosstex Energy
	7.125% 6/1/22	283,000	308,470
	8.875% 2/15/18	323,000	354,493
#	Drill Rigs Holdings 144A
	6.50% 10/1/17	584,000	594,220
#	Exterran Partners 144A
	6.00% 4/1/21	590,000	604,750
#	Genesis Energy 144A
	5.75% 2/15/21	665,000	701,159
#	Halcon Resources 144A
	8.875% 5/15/21	639,000	688,523
#	Hercules Offshore 144A
	10.50% 10/15/17	787,000	859,797
#	Hilcorp Energy I 144A
	8.00% 2/15/20	451,000	502,865
	Holly 9.875% 6/15/17	196,000	207,617
	Holly Energy Partners
	6.50% 3/1/20	145,000	157,325
	Kodiak Oil & Gas
	#144A 5.50% 1/15/21	175,000	184,844
	8.125% 12/1/19	502,000	573,535
	Laredo Petroleum
	7.375% 5/1/22	136,000	150,280
	9.50% 2/15/19	512,000	586,240
	Linn Energy
	6.50% 5/15/19	94,000	100,110
	8.625% 4/15/20	374,000	419,815
	Oasis Petroleum 7.25% 2/1/19	403,000	439,270
#	Offshore Group Investment 144A
	7.125% 4/1/23	270,000	282,150
#	PDC Energy 144A
	7.75% 10/15/22	605,000	663,988
#	Penn Virginia 144A 8.50% 5/1/20	225,000	226,688
	Pioneer Drilling 9.875% 3/15/18	556,000	613,685
	Range Resources 5.00% 8/15/22	505,000	540,350
#	Regency Energy Partners 144A
	4.50% 11/1/23	130,000	134,875

2013 Semiannual report • Delaware Pooled Trust

(continues)       29

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Rosetta Resources 5.625% 5/1/21	$395,000	$412,281
#	Samson Investment 144A
	9.75% 2/15/20	486,000	518,805
	SandRidge Energy
	7.50% 3/15/21	116,000	120,930
	8.125% 10/15/22	601,000	643,070
	8.75% 1/15/20	114,000	123,120
			19,367,122
Financials – 2.06%
	E Trade Financial
	6.375% 11/15/19	880,000	950,400
#•	ILFC E-Capital Trust I 144A
	4.68% 12/21/65	350,000	316,750
#•	ILFC E-Capital Trust II 144A
	6.25% 12/21/65	250,000	238,750
	International Lease Finance
	4.625% 4/15/21	265,000	270,134
#	Nuveen Investments 144A
	9.50% 10/15/20	859,000	929,868
			2,705,902
Healthcare – 5.65%
	Air Medical Group Holdings
	9.25% 11/1/18	402,000	447,225
	Alere
	#144A 7.25% 7/1/18	295,000	319,338
	9.00% 5/15/16	438,000	460,721
#	Biomet 144A 6.50% 10/1/20	575,000	603,750
#	CDRT Holding PIK 144A
	9.25% 10/1/17	284,000	297,845
	Community Health Systems
	7.125% 7/15/20	333,000	372,544
	8.00% 11/15/19	436,000	496,495
	HCA 7.50% 2/15/22	140,000	167,650
	HCA Holdings 7.75% 5/15/21	155,000	176,119
	Kinetic Concepts USA
	10.50% 11/1/18	423,000	476,933
	12.50% 11/1/19	368,000	398,360
#	MultiPlan 144A 9.875% 9/1/18	684,000	773,774
	Radnet Management
	10.375% 4/1/18	368,000	395,600
#	Sky Growth Acquisition 144A
	7.375% 10/15/20	871,000	934,147
#	STHI Holding 144A
	8.00% 3/15/18	449,000	493,900
#	Truven Health Analytics 144A
	10.625% 6/1/20	218,000	250,700
#	VPI Escrow 144A
	6.375% 10/15/20	331,000	368,238
			7,433,339
Insurance – 3.75%
•	American International Group
	8.175% 5/15/58	712,000	966,540
#	Hub International 144A
	8.125% 10/15/18	655,000	708,219
*•	ING Groep 5.775% 12/29/49	1,170,000	1,140,749
#•	Liberty Mutual Group 144A
	7.00% 3/15/37	575,000	596,563
#	Onex USI Acquisition 144A
	7.75% 1/15/21	585,000	605,475
•	XL Group 6.50% 12/29/49	925,000	913,438
			4,930,984
Media – 7.11%
	AMC Networks 4.75% 12/15/22	300,000	309,750
	CCO Holdings 5.25% 9/30/22	554,000	567,158
#	Cequel Communications Escrow 1
	144A 6.375% 9/15/20	446,000	477,220
	Clear Channel Communications
	9.00% 3/1/21	1,067,000	1,048,327
	Clear Channel Worldwide
	Holdings 7.625% 3/15/20	584,000	631,720
	CSC Holdings 6.75% 11/15/21	680,000	780,300
#	DISH DBS 144A 5.00% 3/15/23	530,000	516,750
	Entravision Communications
	8.75% 8/1/17	249,000	269,543
#	Griffey Intermediate 144A
	7.00% 10/15/20	577,000	587,098
#	Lynx II 144A 6.375% 4/15/23	200,000	217,500
#	MDC Partners 144A 6.75% 4/1/20	375,000	391,875
#	Nara Cable Funding 144A
	8.875% 12/1/18	700,000	749,500
#	Nexstar Broadcasting 144A
	6.875% 11/15/20	566,000	605,620
#	ONO Finance II 144A
	10.875% 7/15/19	265,000	282,225
	Satelites Mexicanos
	9.50% 5/15/17	257,000	280,773
#	Univision Communications 144A
	8.50% 5/15/21	1,036,000	1,160,319
#	UPCB Finance VI 144A
	6.875% 1/15/22	430,000	474,075
			9,349,753
Services – 12.18%
#	Algeco Scotsman Global
	Finance 144A
	8.50% 10/15/18	580,000	629,300
	10.75% 10/15/19	1,350,000	1,380,374
#	ARAMARK 144A 5.75% 3/15/20	920,000	968,299
#	Avis Budget Car Rental 144A
	5.50% 4/1/23	525,000	544,031
#	Beazer Homes USA 144A
	7.25% 2/1/23	160,000	168,000
	Caesars Entertainment Operating
	8.50% 2/15/20	582,000	563,449
#	Carlson Wagonlit 144A
	6.875% 6/15/19	335,000	356,775
#	CEVA Group 144A
	8.375% 12/1/17	340,000	340,850

2013 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Services (continued)
	CityCenter Holdings PIK
	10.75% 1/15/17	$278,000	$308,928
#	DigitalGlobe 144A 5.25% 2/1/21	495,000	501,806
#	Geo Group 144A 5.125% 4/1/23	975,000	1,012,780
#	H&E Equipment Services 144A
	7.00% 9/1/22	522,000	580,725
	M/I Homes 8.625% 11/15/18	731,000	815,065
#	Mattamy Group 144A
	6.50% 11/15/20	580,000	575,650
	Meritage Homes 7.00% 4/1/22	110,000	124,575
	MGM Resorts International
	7.75% 3/15/22	264,000	302,940
	11.375% 3/1/18	954,000	1,237,814
	NCL
	#144A 5.00% 2/15/18	444,000	463,425
	9.50% 11/15/18	60,000	68,250
	PHH
	7.375% 9/1/19	296,000	339,660
	9.25% 3/1/16	279,000	328,523
	Pinnacle Entertainment
	7.75% 4/1/22	210,000	231,000
	8.75% 5/15/20	36,000	40,050
	RSC Equipment Holdings
	8.25% 2/1/21	406,000	464,870
	Seven Seas Cruises
	9.125% 5/15/19	500,000	549,375
	Standard Pacific 10.75% 9/15/16	181,000	226,703
	Swift Services Holdings
	10.00% 11/15/18	547,000	629,050
#	Taylor Morrison Communities
	144A 7.75% 4/15/20	401,000	452,128
	Toll Brothers Finance
	4.375% 4/15/23	565,000	576,429
	United Rentals North America
	6.125% 6/15/23	108,000	116,910
	7.625% 4/15/22	141,000	162,503
#	Watco 144A 6.375% 4/1/23	280,000	293,300
	West 7.875% 1/15/19	605,000	662,475
			16,016,012
Technology – 5.32%
#	Avaya 144A 10.50% 3/1/21	978,000	907,095
	CDW
	8.50% 4/1/19	323,000	363,779
	12.535% 10/12/17	245,000	264,600
	First Data
	#144A 8.25% 1/15/21	560,000	597,800
	11.25% 3/31/16	596,000	609,410
	#144A 11.25% 1/15/21	400,000	420,000
	GXS Worldwide 9.75% 6/15/15	518,000	536,130
	iGate 9.00% 5/1/16	474,000	519,030
	Infor US 9.375% 4/1/19	668,000	764,860
	j2 Global 8.00% 8/1/20	777,000	843,045
	MagnaChip Semiconductor
	10.50% 4/15/18	472,000	531,000
#	Viasystems 144A 7.875% 5/1/19	596,000	639,210
			6,995,959
Telecommunications – 9.14%
#	Clearwire Communications 144A
	12.00% 12/1/15	860,000	921,812
#	Cogeco Cable 144A
	4.875% 5/1/20	305,000	311,481
#	Columbus International 144A
	11.50% 11/20/14	310,000	346,425
#	Digicel Group 144A
	8.25% 9/30/20	800,000	860,000
	Equinix
	4.875% 4/1/20	195,000	204,750
	5.375% 4/1/23	865,000	910,412
	Hughes Satellite Systems
	7.625% 6/15/21	499,000	575,098
	Intelsat Bermuda 11.25% 2/4/17	628,000	669,605
	Intelsat Jackson Holdings
	7.25% 10/15/20	236,000	262,845
#	Intelsat Luxembourg 144A
	7.75% 6/1/21	1,305,000	1,380,037
	8.125% 6/1/23	245,000	261,844
	Level 3 Communications
	#144A 8.875% 6/1/19	233,000	258,339
	11.875% 2/1/19	503,000	594,169
#	Level 3 Financing 144A
	7.00% 6/1/20	272,000	288,660
#	MetroPCS Wireless 144A
	6.25% 4/1/21	270,000	290,925
#	Softbank 144A 4.50% 4/15/20	340,000	352,745
	Sprint Capital 8.75% 3/15/32	286,000	339,625
	Sprint Nextel
	8.375% 8/15/17	415,000	485,550
	9.125% 3/1/17	586,000	692,945
#	Wind Acquisition Finance 144A
	6.50% 4/30/20	200,000	210,250
	7.25% 2/15/18	650,000	687,900
	11.75% 7/15/17	210,000	226,275
	Windstream
	7.50% 6/1/22	335,000	371,013
	7.50% 4/1/23	10,000	10,950
	Zayo Group 10.125% 7/1/20	432,000	513,000
			12,026,655
Utilities – 1.93%
	AES
	4.875% 5/15/23	115,000	117,588
	7.375% 7/1/21	813,000	971,534
	8.00% 6/1/20	2,000	2,435
	Elwood Energy 8.159% 7/5/26	275,329	288,063
	GenOn Americas Generation
	8.50% 10/1/21	355,000	422,450

2013 Semiannual report • Delaware Pooled Trust

(continues)       31

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
GenOn Energy 9.875% 10/15/20	$632,000	$733,120
		2,535,190
Total Corporate Bonds
(cost $112,359,789)		119,876,731

«Senior Secured Loans – 2.51%
Equipower Resources Holdings
8.50% 5/23/19	165,000	169,950
Hostess Brands 1st Lien
5.50% 3/12/20	485,000	498,034
@ Midstates Petroleum
1.00% 4/4/14	560,000	560,000
Panda Temple Power II Tranche B
1st Lien 7.25% 3/28/19	510,000	520,200
Rite Aid 2nd Lien 4.75% 8/3/20	295,000	306,677
Smart & Final 2nd Lien
9.25% 11/8/20	610,000	634,146
Supervalu 1st Lien 6.25% 1/10/19	610,000	620,167
Total Senior Secured Loans
(cost $3,239,250)		3,309,174

	Number of
	Shares
Common Stock – 1.08%
† Alliance HealthCare Services	1,034	13,184
†= Century Communications	60,000	0
CenturyLink	8,788	330,165
† DIRECTV Class A	1,200	67,872
† Flextronics International	3,700	26,455
L Brands	6,539	329,631
NRG Energy	12,294	342,633
† United Rentals	5,911	310,978
Total Common Stock
(cost $1,346,538)		1,420,918

Convertible Preferred Stock – 0.22%
# Chesapeake Energy 144A
5.75% exercise price $27.83,
expiration date 12/31/49	290	293,988
Total Convertible Preferred Stock
(cost $300,150)		293,988

Preferred Stock – 1.32%
Ally Financial
#144A 7.00%	800	789,525
•8.50%	5,000	133,850
• GMAC Capital Trust I 8.125%	7,000	191,730
Regions Financial 6.375%	24,000	615,840
Total Preferred Stock
(cost $1,493,892)		1,730,945

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Short-Term Investments – 3.74%
Repurchase Agreements – 3.74%
Bank of America 0.11%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$1,244,943 (collateralized
by U.S. Government
obligations 4.50% 5/15/38;
market value $1,269,838)	$1,244,939	$1,244,939
BNP Paribas 0.14%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$3,674,075 (collateralized
by U.S. Government
obligations 0.25%-0.875%
3/31/15-1/31/17; market
value $3,747,542)	3,674,061	3,674,061
Total Short-Term Investments
(cost $4,919,000)		4,919,000
Total Value of Securities Before Securities
Lending Collateral – 100.27%
(cost $123,934,673)		131,880,947

	Number of
	Shares
**Securities Lending Collateral – 0.03%
Investment Companies
Delaware Investments
Collateral Fund No. 1	38,954	38,954
†@ Mellon GSL Reinvestment Trust II	22,455	0
Total Securities Lending Collateral
(cost $61,409)		38,954

Total Value of Securities – 100.30%
(cost $123,996,082)		131,919,901 ©
**Obligation to Return Securities
Lending Collateral – (0.04%)		(61,409)
Other Liabilities Net of Receivables
and Other Assets – (0.26%)		(338,026)
Net Assets Applicable to 15,400,815
Shares Outstanding; Equivalent to
$8.54 Per Share – 100.00%		$131,520,466

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)		$123,318,981
Undistributed net investment income		2,793,009
Accumulated net realized loss on investments		(2,515,211)
Net unrealized appreciation of investments		7,923,687
Total net assets		$131,520,466

2013 Semiannual report • Delaware Pooled Trust

ϕ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2013.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $62,120,690, which represented 47.23% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of April 30, 2013. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
*	Fully or partially on loan.
«

Senior secured loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2013.

@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $560,000, which represented 0.43% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
†	Non income producing security.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $58,700 of securities loaned.

PIK — Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       33

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
April 30, 2013 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Agency Asset-Backed Security – 0.29%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	134,798	$144,737
Total Agency Asset-Backed Security
(cost $133,708)			144,737

Agency Collateralized Mortgage Obligations – 2.45%
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42		18,369	21,691
Series 2002-90 A2
6.50% 11/25/42		44,099	51,277
Series 2003-122 AJ
4.50% 2/25/28		7,988	8,019
✗•Series 2012-122 SD
5.90% 11/25/42		98,334	27,258
✗•Series 2012-124 SD
5.95% 11/25/42		98,729	27,766
✗Series 2013-26 ID
3.00% 4/25/33		99,595	14,592
✗Series 2013-38 AI
3.00% 4/25/33		99,499	13,866
✗Series 2013-44 DI
3.00% 5/25/33		255,000	36,816
Fannie Mae Whole Loan
Series 2004-W11 1A2
6.50% 5/25/44		34,598	40,665
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24		87,917	101,281
Series 2326 ZQ
6.50% 6/15/31		79,081	90,763
Series 3123 HT
5.00% 3/15/26		270,000	301,783
Series 3131 MC
5.50% 4/15/33		115,909	117,198
Series 3656 PM
5.00% 4/15/40		125,000	139,744
•Series 4148 SA
5.901% 12/15/42		98,919	27,504
Series 4185 LI
3.00% 3/15/33		99,513	14,295
Series 4191 CI
3.00% 4/15/33		100,000	14,250
GNMA Series 2010-113 KE
4.50% 9/20/40		125,000	144,024
NCUA Guaranteed Notes
Series 2010-C1 A2
2.90% 10/29/20		40,000	42,744
Total Agency Collateralized
Mortgage Obligations
(cost $1,134,647)			1,235,536

Agency Mortgage-Backed Securities – 23.91%
Fannie Mae
2.27% 1/1/23		54,755	55,524
4.50% 5/1/41		30,169	31,623
6.50% 8/1/17		13,074	14,470
• Fannie Mae ARM
2.461% 3/1/38		59,623	63,438
2.639% 8/1/34		52,299	55,885
2.657% 4/1/36		46,289	49,427
Fannie Mae Relocation 30 yr
5.00% 11/1/33		5,562	5,967
5.00% 1/1/34		6,286	6,743
5.00% 11/1/34		10,521	11,288
5.00% 10/1/35		22,468	24,104
5.00% 1/1/36		37,816	40,569
Fannie Mae S.F. 15 yr
2.50% 2/1/28		97,919	102,607
2.50% 5/1/28		15,000	15,728
3.00% 11/1/27		12,415	13,182
3.50% 7/1/26		33,546	36,043
3.50% 10/1/26		188,884	200,759
4.00% 11/1/25		118,675	128,765
4.50% 1/1/20		12,576	13,516
5.00% 5/1/20		18,110	19,556
5.00% 7/1/20		4,411	4,739
5.00% 5/1/21		3,575	3,847
5.50% 5/1/20		378	412
5.50% 6/1/23		94,586	103,056
6.00% 8/1/22		57,803	63,475
Fannie Mae S.F. 15 yr TBA
2.50% 5/1/28		2,083,000	2,178,038
2.50% 6/1/28		45,000	46,962
3.00% 5/1/28		1,238,000	1,307,444
3.00% 6/1/28		230,000	242,578
Fannie Mae S.F. 20 yr
5.00% 11/1/23		2,938	3,227
5.50% 8/1/28		127,868	139,229
5.50% 12/1/29		6,140	6,686
Fannie Mae S.F. 30 yr
4.00% 11/1/40		13,750	14,722
4.00% 1/1/41		63,524	68,015
4.00% 2/1/41		75,340	80,666
4.00% 9/1/41		9,000	9,640
4.00% 10/1/41		46,570	49,862
4.00% 3/1/42		136,415	147,191
4.00% 1/1/43		211,596	226,640
4.50% 7/1/36		10,353	11,169
4.50% 4/1/40		13,940	15,052
4.50% 8/1/40		64,894	69,962
4.50% 11/1/40		35,500	38,331
4.50% 2/1/41		16,038	17,327
4.50% 3/1/41		69,054	74,604
4.50% 5/1/41		11,909	12,877

2013 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr (continued)
	4.50% 8/1/41	USD	67,533	$72,962
	4.50% 10/1/41		40,010	43,226
	4.50% 11/1/41		34,174	36,921
	5.00% 3/1/34		8,703	9,483
	5.00% 2/1/35		93,272	101,634
	5.00% 3/1/35		13,965	15,193
	5.00% 6/1/35		18,206	20,118
	7.00% 12/1/33		14,009	16,750
	7.00% 5/1/35		2,142	2,547
	7.00% 6/1/35		6,073	7,219
	7.00% 12/1/37		29,831	35,548
	7.50% 6/1/31		1,894	2,318
	7.50% 6/1/34		22,046	26,547
	Fannie Mae S.F. 30 yr TBA
	3.00% 5/1/43		1,803,000	1,885,825
	3.00% 6/1/43		1,315,000	1,371,709
	3.50% 5/1/43		103,000	109,743
	3.50% 6/1/43		1,105,000	1,174,581
	4.50% 5/1/43		49,000	52,828
	4.50% 7/1/43		289,000	310,856
•	Freddie Mac ARM 2.865% 4/1/34		4,263	4,555
	Freddie Mac Relocation
	30 yr 5.00% 9/1/33		4,751	5,064
	Freddie Mac S.F. 30 yr
	3.00% 11/1/42		31,843	33,327
	4.00% 10/1/40		36,780	39,288
	4.00% 11/1/40		19,810	21,160
	4.50% 10/1/39		49,348	52,847
	4.50% 11/1/39		85,569	91,636
	4.50% 1/1/41		64,546	67,711
	4.50% 3/1/42		163,710	175,421
	6.00% 4/1/37		63,383	69,085
	6.00% 8/1/38		50,173	55,187
	6.00% 10/1/38		75,183	82,793
	7.00% 11/1/33		1,906	2,248
	GNMA I S.F. 30 yr
	7.00% 12/15/34		218,748	257,963
	7.50% 12/15/31		512	639
	7.50% 2/15/32		478	586
Total Agency Mortgage-Backed
	Securities (cost $11,952,144)			12,080,463

Commercial Mortgage-Backed Securities – 3.40%
•	Bear Stearns Commercial
	Mortgage Securities
	Series 2005-T20 A4A
	5.298% 10/12/42		30,000	32,821
	Series 2006-PW12 A4
	5.91% 9/11/38		45,000	50,747
t	Commercial Mortgage Pass
	Through Certificates
	Series 2013-CR7 A4
	3.213% 3/10/46		30,000	31,492
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.581% 2/15/39		85,218	88,325
#	DBUBS Mortgage Trust
	Series 2011-LC1A A3
	144A 5.002% 11/10/46		200,000	238,854
#•	FREMF Mortgage Trust
	Series 2012-K21 B 144A
	4.072% 7/25/45		35,000	36,989
	Goldman Sachs Mortgage
	Securities II
	Series 2005-GG4 A4A
	4.751% 7/10/39		155,000	164,647
	•Series 2006-GG6 A4
	5.553% 4/10/38		55,000	61,054
	#Series 2010-C1 A2 144A
	4.592% 8/10/43		100,000	116,312
	#•Series 2010-C1 C 144A
	5.635% 8/10/43		100,000	116,859
	JPMorgan Chase Commercial
	Mortgage Securities Trust
	•Series 2005-LDP3 A4A
	4.936% 8/15/42		75,000	81,053
	•Series 2005-LDP5 A4
	5.368% 12/15/44		55,000	60,300
	Series 2011-C5 A3
	4.171% 8/15/46		90,000	101,829
	Lehman Brothers-UBS
	Commercial Mortgage Trust
	Series 2004-C1 A4
	4.568% 1/15/31		30,316	31,007
	•Series 2005-C3 B
	4.895% 7/15/40		15,000	15,703
	Morgan Stanley Bank of
	America Merrill Lynch
	Trust Series 2013-C8 AS
	3.376% 12/15/48		40,000	41,532
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A
	4.989% 8/13/42		50,000	53,863
	•Series 2007-T27 A4
	5.816% 6/11/42		130,000	152,306
#	Timberstar Trust
	Series 2006-1A A 144A
	5.668% 10/15/36		50,000	57,111
#	VNO Mortgage Trust
	Series 2012-6AVE 144A
	2.996% 11/15/30		100,000	102,853

2013 Semiannual report • Delaware Pooled Trust

(continues)       35

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	WF-RBS Commercial
	Mortgage Trust
	Series 2012-C9 A3
	2.87% 11/15/45	USD	35,000	$35,884
	Series 2013-C11 A5
	3.071% 3/15/45		30,000	31,140
	Series 2013-C13 AS
	3.345% 5/15/45		15,000	15,600
Total Commercial Mortgage-Backed
	Securities (cost $1,623,455)			1,718,281

Convertible Bonds – 0.63%
*	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 4/30/15		7,000	7,105
#	Alaska Communications
	Systems Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		7,000	5,158
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		8,000	7,970
	Ares Capital 5.75%
	exercise price $19.13,
	expiration date 2/1/16		7,000	7,669
ϕ*	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/12/27		14,000	12,460
	BGC Partners 4.50%
	exercise price $9.84,
	expiration date 7/13/16		10,000	10,375
#	Blucora 144A 4.25%
	exercise price $21.66,
	expiration date 3/29/19		4,000	4,133
*	Chesapeake Energy 2.50%
	exercise price $51.14,
	expiration date 5/15/37		3,000	2,912
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18		8,000	8,925
#	Clearwire Communications 144A
	8.25% exercise price $7.08,
	expiration date 11/30/40		6,000	6,488
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		9,000	7,166
ϕ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		10,000	12,206
	Gilead Sciences 1.625%
	exercise price $22.71,
	expiration date 5/1/16		3,000	6,741
*	Helix Energy Solutions
	Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		9,000	11,138
ϕ*	Hologic 2.00% exercise
	price $31.17, expiration
	date 2/27/42		9,000	9,197
	Iconix Brand Group 2.50%
	exercise price $30.75,
	expiration date 5/31/16		6,000	6,953
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		4,000	4,165
	Intel 3.25%
	exercise price $22.20,
	expiration date 8/1/39		9,000	11,559
	Jefferies Group 3.875%
	exercise price $45.82,
	expiration date 10/31/29		8,000	8,380
	Leap Wireless
	International 4.50%
	exercise price $93.21,
	expiration date 7/10/14		8,000	8,200
#	Lexington Realty
	Trust 144A 6.00%
	exercise price $6.93,
	expiration date 1/11/30		3,000	5,616
#	Liberty Interactive 144A 0.75%
	exercise price $1,000,
	expiration date 3/30/43		2,000	2,082
	MGM Resorts
	International 4.25%
	exercise price $18.58,
	expiration date 4/10/15		11,000	12,203
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/15/15		2,000	4,470
	Nuance Communications 2.75%
	exercise price $32.30,
	expiration date 11/1/31		13,000	13,641
	NuVasive 2.75%
	exercise price $42.13,
	expiration date 6/30/17		17,000	16,489
#	Opko Health 144A 3.00%
	exercise price $7.07,
	expiration date 1/28/33		2,000	1,998
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		10,000	10,175
*	Peabody Energy 4.75%
	exercise price $57.95,
	expiration date 12/15/41		5,000	4,063
	PHH 4.00%
	exercise price $25.80,
	expiration date 8/27/14		13,000	14,291

2013 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40	USD	4,000	$4,098
#	Ryman Hospitality
	Properties 144A 3.75%
	exercise price $22.23,
	expiration date 9/29/14		4,000	8,038
*	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17		10,000	12,624
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 9/29/14		2,000	5,244
*	Steel Dynamics 5.125%
	exercise price $17.25,
	expiration date 6/15/14		2,000	2,221
	TIBCO Software 2.25%
	exercise price $50.57,
	expiration date 4/30/32		15,000	14,699
#	Titan Machinery 144A 3.75%
	exercise price $43.17,
	expiration date 4/30/19		7,000	6,777
•	Vector Group 2.50%
	exercise price $18.50,
	expiration date 1/14/19		2,000	2,336
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		7,000	10,273
#	WellPoint 144A 2.75%
	exercise price $75.47,
	expiration date 10/15/42		5,000	5,988
Total Convertible Bonds
	(cost $305,441)			316,226

Corporate Bonds – 44.57%
Banking – 6.14%
	Abbey National Treasury
	Services 4.00% 4/27/16		60,000	64,500
*	Bancolombia 5.125% 9/11/22		48,000	49,272
#	Bank Nederlandse
	Gemeenten 144A
	1.375% 3/19/18		96,000	97,353
	2.50% 1/23/23		122,000	123,987
	Bank of America
	2.00% 1/11/18		200,000	200,864
	3.875% 3/22/17		45,000	48,589
	BB&T 5.25% 11/1/19		322,000	377,030
#	BBVA Banco Continental
	144A 3.25% 4/8/18		55,000	55,275
•	Citigroup 5.35% 5/29/49		60,000	60,449
	City National 5.25% 9/15/20		80,000	91,106
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		115,000	115,790
#	HSBC Bank 144A
	4.75% 1/19/21		150,000	175,250
	JPMorgan Chase
	3.375% 5/1/23		80,000	79,966
	•5.15% 12/29/49		50,000	50,938
	KeyBank 5.45% 3/3/16		250,000	279,784
	Morgan Stanley
	2.125% 4/25/18		120,000	120,407
	PNC Bank 6.875% 4/1/18		250,000	310,665
•	PNC Financial Services
	Group 8.25% 5/29/49		110,000	110,771
	PNC Funding 5.125% 2/8/20		115,000	136,506
	Regions Financial
	2.00% 5/15/18		35,000	34,912
•	USB Capital IX
	3.50% 10/29/49		355,000	333,700
	Wachovia
	•0.647% 10/15/16		50,000	49,419
	5.25% 8/1/14		55,000	58,083
	Zions Bancorp
	4.50% 3/27/17		20,000	21,879
	7.75% 9/23/14		50,000	54,286
				3,100,781
Basic Industry – 3.33%
	ArcelorMittal 10.35% 6/1/19		130,000	165,329
	Barrick Gold
	#144A 2.50% 5/1/18		25,000	25,149
	3.85% 4/1/22		20,000	20,120
	#144A 4.10% 5/1/23		30,000	30,122
	Barrick North America
	Finance 4.40% 5/30/21		35,000	36,572
	Cabot 2.55% 1/15/18		75,000	77,547
	CF Industries 7.125% 5/1/20		125,000	156,509
	Dow Chemical 8.55% 5/15/19		184,000	248,399
	du Pont E.I. de Nemours
	2.80% 2/15/23		10,000	10,294
#	Freeport-McMoRan
	Copper & Gold 144A
	3.875% 3/15/23		110,000	111,100
	Georgia-Pacific
	8.00% 1/15/24		140,000	197,505
	International Paper
	6.00% 11/15/41		30,000	36,649
	9.375% 5/15/19		15,000	20,810
	LyondellBasell Industries
	5.75% 4/15/24		200,000	241,468
	Novelis 8.75% 12/15/20		65,000	74,100
	Praxair 1.25% 11/7/18		30,000	30,039
	Rock Tenn 4.00% 3/1/23		10,000	10,412
	Rockwood Specialties
	Group 4.625% 10/15/20		120,000	127,050
	Southern Copper
	5.25% 11/8/42		65,000	62,947
				1,682,121

2013 Semiannual report  •  Delaware Pooled Trust

(continues)       37

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Brokerage – 0.62%
	Jefferies Group
	5.125% 1/20/23	USD	65,000	$70,670
	6.45% 6/8/27		25,000	28,153
	6.50% 1/20/43		15,000	16,553
	Lazard Group 6.85% 6/15/17		174,000	200,315
				315,691
Capital Goods – 1.14%
#	ADT 144A 4.125% 6/15/23		40,000	42,079
#	Ardagh Packaging Finance
	144A 7.00% 11/15/20		200,000	211,999
	Ball 5.75% 5/15/21		85,000	93,075
#	Cemex Espana Luxembourg
	144A 9.25% 5/12/20		150,000	165,750
#	URS 144A 4.10% 4/1/17		60,000	63,222
				576,125
Communications – 5.66%
	America Movil 5.00% 3/30/20		105,000	121,400
	American Tower 5.90% 11/1/21		70,000	83,788
#	American Tower Trust I 144A
	1.551% 3/15/18		25,000	25,366
	3.07% 3/15/23		55,000	56,573
	Bell Canada 3.35% 3/22/23	CAD	11,000	11,172
#	CC Holdings GS V 144A
	3.849% 4/15/23	USD	60,000	62,001
	CenturyLink 5.80% 3/15/22		100,000	106,034
#	Clearwire Communications
	144A 12.00% 12/1/15		105,000	112,547
#	Cox Communications 144A
	3.25% 12/15/22		115,000	119,334
#	Crown Castle Towers 144A
	4.883% 8/15/20		240,000	277,423
	DISH DBS 7.875% 9/1/19		50,000	57,250
	Intelsat Luxembourg
	11.25% 2/4/17		61,000	65,041
	Interpublic Group
	3.75% 2/15/23		50,000	50,401
	4.00% 3/15/22		95,000	98,371
	Qwest 6.75% 12/1/21		55,000	64,838
#	SBA Tower Trust 144A
	2.24% 4/16/18		45,000	45,272
#	SES 144A 3.60% 4/4/23		90,000	93,735
#	Sinclair Television Group
	144A 6.125% 10/1/22		115,000	122,475
#	Softbank 144A 4.50% 4/15/20		200,000	207,497
	Sprint Nextel
	6.00% 12/1/16		55,000	59,813
	8.375% 8/15/17		65,000	76,050
	Telefonica Emisiones
	6.421% 6/20/16		50,000	56,461
	Time Warner Cable
	8.25% 4/1/19		100,000	131,392
#	UPCB Finance III 144A
	6.625% 7/1/20		150,000	163,875
	Virgin Media Secured
	Finance 6.50% 1/15/18		300,000	321,000
#	Vivendi 144A
	3.45% 1/12/18		70,000	72,859
	6.625% 4/4/18		115,000	136,062
	Vodafone Group
	2.95% 2/19/23		60,000	60,508
				2,858,538
Consumer Cyclical – 2.15%
	Amazon.com 2.50% 11/29/22		100,000	98,405
#	Daimler Finance North America
	144A 2.25% 7/31/19		150,000	151,546
	Dollar General
	1.875% 4/15/18		40,000	40,268
	3.25% 4/15/23		50,000	50,249
	4.125% 7/15/17		15,000	16,434
	Ford Motor Credit
	12.00% 5/15/15		100,000	121,201
	Host Hotels & Resorts
	3.75% 10/15/23		10,000	10,225
	4.75% 3/1/23		70,000	76,475
	5.25% 3/15/22		5,000	5,600
	5.875% 6/15/19		40,000	44,450
	MGM Resorts International
	11.375% 3/1/18		60,000	77,850
#	QVC 144A 4.375% 3/15/23		65,000	66,702
	TJX 2.50% 5/15/23		25,000	25,108
	Viacom 3.25% 3/15/23		60,000	61,582
	Walgreen 3.10% 9/15/22		95,000	96,781
#	Wesfarmers 144A
	1.874% 3/20/18		40,000	40,635
	Wyndham Worldwide
	2.50% 3/1/18		30,000	30,277
	4.25% 3/1/22		30,000	31,814
	5.625% 3/1/21		35,000	39,924
				1,085,526
Consumer Non-Cyclical – 3.88%
	Boston Scientific 6.00% 1/15/20		45,000	53,196
	CareFusion
	# 144A 3.30% 3/1/23		60,000	61,489
	6.375% 8/1/19		255,000	307,644
	Celgene
	3.25% 8/15/22		30,000	30,922
	3.95% 10/15/20		75,000	82,618
	Constellation Brands
	3.75% 5/1/21		30,000	30,563
	4.25% 5/1/23		20,000	20,575
	Del Monte 7.625% 2/15/19		45,000	48,206
	Energizer Holdings
	4.70% 5/24/22		100,000	108,035
	GlaxoSmithKline Capital
	2.80% 3/18/23		50,000	51,526

2013 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Hawk Acquisition Sub 144A
	4.25% 10/15/20	USD	65,000	$65,975
	Medtronic
	2.75% 4/1/23		30,000	30,563
	4.00% 4/1/43		10,000	10,161
	Molson Coors Brewing
	5.00% 5/1/42		60,000	66,635
#	Mylan 144A
	3.125% 1/15/23		15,000	14,968
	6.00% 11/15/18		120,000	131,648
	Newell Rubbermaid
	2.05% 12/1/17		35,000	35,378
#	Pernod-Ricard 144A
	5.75% 4/7/21		150,000	180,669
	Quest Diagnostics
	4.70% 4/1/21		65,000	71,765
	St. Jude Medical
	3.25% 4/15/23		105,000	108,357
	Western Union
	3.65% 8/22/18		85,000	88,949
	Yale University
	2.90% 10/15/14		120,000	124,571
	Zimmer Holdings
	4.625% 11/30/19		110,000	125,861
#	Zoetis 144A 3.25% 2/1/23		105,000	108,030
				1,958,304
Electric – 5.05%
	AES 7.375% 7/1/21		110,000	131,450
	Ameren Illinois 9.75% 11/15/18		285,000	401,923
#	APT Pipelines 144A
	3.875% 10/11/22		50,000	50,571
	CenterPoint Energy
	5.95% 2/1/17		70,000	81,291
	CMS Energy 6.25% 2/1/20		30,000	37,039
	ComEd Financing III
	6.35% 3/15/33		60,000	63,600
#•	Electricite de France 144A
	5.25% 12/29/49		100,000	100,777
	Exelon Generation
	4.25% 6/15/22		75,000	80,080
	Great Plains Energy
	5.292% 6/15/22		105,000	121,348
	Indiana Michigan
	Power Company
	3.20% 3/15/23		10,000	10,282
•	Integrys Energy Group
	6.11% 12/1/66		90,000	95,477
	Ipalco Enterprises
	5.00% 5/1/18		35,000	37,975
	LG&E & KU Energy
	3.75% 11/15/20		80,000	86,656
	4.375% 10/1/21		155,000	171,951
#	Metropolitan Edison
	Company 144A
	3.50% 3/15/23		60,000	62,129
#	Narragansett Electric 144A
	4.17% 12/10/42		100,000	102,457
•	National Rural Utilities
	Cooperative Finance
	4.75% 4/30/43		60,000	61,350
•	NextEra Energy Capital Holdings
	6.35% 10/1/66		110,000	116,827
	6.65% 6/15/67		5,000	5,380
	Pennsylvania Electric
	5.20% 4/1/20		75,000	86,492
•	PPL Capital Funding
	6.70% 3/30/67		40,000	42,537
	Public Service Company
	of Oklahoma
	5.15% 12/1/19		115,000	134,570
	Puget Energy 6.00% 9/1/21		30,000	34,607
•	Puget Sound Energy
	6.974% 6/1/67		110,000	118,729
	SCANA 4.125% 2/1/22		160,000	170,575
•	Wisconsin Energy
	6.25% 5/15/67		135,000	147,282
				2,553,355
Energy – 5.15%
*	Apache 2.625% 1/15/23		45,000	44,712
#	Continental Resources
	144A 4.50% 4/15/23		70,000	74,725
	Ecopetrol 7.625% 7/23/19		102,000	130,560
#	ENI 144A 4.15% 10/1/20		100,000	105,546
	Newfield Exploration
	5.625% 7/1/24		45,000	48,600
*	Noble Holding International
	3.95% 3/15/22		100,000	104,802
	Pemex Project Funding
	Master Trust
	6.625% 6/15/35		50,000	63,139
	Petrobras International
	Finance 5.375% 1/27/21		70,000	77,649
	Petrohawk Energy
	7.25% 8/15/18		160,000	177,276
	Petroleos de Venezuela
	9.00% 11/17/21		78,000	73,905
	Petroleos Mexicanos
	# 144A 3.50% 1/30/23		55,000	56,100
	5.50% 6/27/44		25,000	27,438
	Pride International
	6.875% 8/15/20		240,000	305,471
	Range Resources
	8.00% 5/15/19		110,000	121,000
#	Samson Investment 144A
	9.75% 2/15/20		265,000	282,887

2013 Semiannual report • Delaware Pooled Trust

(continues)       39

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	SandRidge Energy
	8.75% 1/15/20	USD	115,000	$124,200
*#	Sinopec Capital 2013 144A
	3.125% 4/24/23		200,000	197,460
	Statoil 2.45% 1/17/23		50,000	50,343
	Talisman Energy
	5.50% 5/15/42		145,000	157,519
	Total Capital Canada
	2.75% 7/15/23		80,000	81,572
	Weatherford International
	4.50% 4/15/22		35,000	37,336
	9.625% 3/1/19		70,000	92,668
#	Woodside Finance 144A
	8.125% 3/1/14		5,000	5,297
	8.75% 3/1/19		120,000	160,795
				2,601,000
Finance Companies – 2.41%
#	CDP Financial 144A
	4.40% 11/25/19		250,000	290,338
	General Electric Capital
	2.10% 12/11/19		130,000	133,539
	3.10% 1/9/23		40,000	40,670
	6.00% 8/7/19		165,000	202,422
#•	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		130,000	124,150
	International Lease Finance
	5.875% 4/1/19		25,000	27,560
	6.25% 5/15/19		53,000	59,691
	8.75% 3/15/17		15,000	18,113
#	IPIC GMTN 144A
	5.50% 3/1/22		200,000	237,500
*	PHH 9.25% 3/1/16		70,000	82,425
				1,216,408
Insurance – 1.77%
•	Chubb 6.375% 3/29/67		85,000	94,988
#	Highmark 144A
	4.75% 5/15/21		40,000	40,479
	6.125% 5/15/41		15,000	14,759
*•	ING Groep 5.775% 12/29/49		40,000	39,000
#	ING US 144A
	2.90% 2/15/18		25,000	25,615
	5.50% 7/15/22		45,000	51,265
#	Liberty Mutual Group 144A
	4.95% 5/1/22		65,000	72,484
	6.50% 5/1/42		75,000	88,543
	MetLife 6.817% 8/15/18		35,000	44,046
#	Metropolitan Life Global
	Funding I 144A
	3.00% 1/10/23		220,000	224,643
	Prudential Financial
	3.875% 1/14/15		60,000	63,139
	6.00% 12/1/17		115,000	137,681
‡•#=	Twin Reefs Pass
	Through Trust 144A
	0.00% 12/29/49		300,000	0
				896,642
Natural Gas – 2.94%
	El Paso Pipeline Partners
	Operating 6.50% 4/1/20		85,000	105,210
•	Enbridge Energy Partners
	8.05% 10/1/37		115,000	133,238
	Energy Transfer Partners
	9.70% 3/15/19		54,000	73,770
	Enterprise Products Operating
	4.05% 2/15/22		120,000	133,781
	• 7.034% 1/15/68		120,000	139,342
	9.75% 1/31/14		60,000	64,062
	Kinder Morgan Energy
	Partners 9.00% 2/1/19		105,000	142,154
	Nisource Finance
	4.80% 2/15/44		25,000	25,826
	5.80% 2/1/42		65,000	75,806
	Plains All American Pipeline
	8.75% 5/1/19		90,000	122,616
#	Regency Energy Partners
	144A 4.50% 11/1/23		125,000	129,688
	Spectra Energy Capital
	3.30% 3/15/23		35,000	35,724
	Sunoco Logistics Partners
	Operations 3.45% 1/15/23		110,000	111,508
•	TransCanada Pipelines
	6.35% 5/15/67		180,000	192,338
				1,485,063
Real Estate – 1.76%
	Boston Properties
	3.125% 9/1/23		45,000	45,762
	Developers Diversified Realty
	7.875% 9/1/20		160,000	207,897
	9.625% 3/15/16		105,000	128,073
	Digital Realty Trust
	5.25% 3/15/21		115,000	131,277
	5.875% 2/1/20		50,000	58,549
	Duke Realty 3.625% 4/15/23		40,000	40,804
	National Retail Properties
	3.30% 4/15/23		20,000	20,050
	3.80% 10/15/22		30,000	31,547
	Regency Centers
	5.875% 6/15/17		93,000	107,159
#	WEA Finance 144A
	4.625% 5/10/21		65,000	73,717
	Weingarten Realty Investors
	3.50% 4/15/23		45,000	45,966
				890,801

2013 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Technology – 1.53%
	Apple 2.40% 5/3/23	USD	70,000	$69,907
	Fidelity National Information
	Services 3.50% 4/15/23		55,000	55,750
	GXS Worldwide
	9.75% 6/15/15		120,000	124,200
	Microsoft 2.125% 11/15/22		60,000	59,258
	National Semiconductor
	6.60% 6/15/17		140,000	169,941
	NetApp
	2.00% 12/15/17		35,000	35,304
	3.25% 12/15/22		40,000	39,999
	Oracle 5.75% 4/15/18		5,000	6,057
	Symantec 4.20% 9/15/20		10,000	10,856
#	VeriSign 144A
	4.625% 5/1/23		195,000	200,850
				772,122
Transportation – 1.04%
#	Brambles USA 144A
	3.95% 4/1/15		65,000	67,818
	5.35% 4/1/20		115,000	130,615
#	ERAC USA Finance 144A
	5.25% 10/1/20		215,000	252,542
	FedEx 4.10% 4/15/43		40,000	40,020
#	Kansas City Southern de
	Mexico 144A
	2.35% 5/15/20		15,000	15,090
	3.00% 5/15/23		20,000	20,102
				526,187
Total Corporate Bonds
	(cost $21,092,379)			22,518,664

Non-Agency Asset-Backed Securities – 3.19%
	AEP Texas Central Transition
	Funding Series 2012-1
	A2 1.976% 6/1/21		115,000	119,218
•	Ally Master Owner Trust
	Series 2013-2 A
	0.649% 4/15/18		100,000	100,000
#	Avis Budget Rental Car Funding
	AESOP Series 2011-2A A
	144A 2.37% 11/20/14		100,000	102,237
	Bank of America Auto
	Trust Series 2012-1 A3
	0.78% 6/15/16		130,000	130,528
•	Capital One Multi-Asset
	Execution Trust
	Series 2007-A1 A1
	0.249% 11/15/19		100,000	99,327
	Citicorp Residential
	Mortgage Securities
	Series 2006-3 A5
	5.948% 11/25/36		300,000	290,009
	Ford Credit Auto Lease
	Trust Series 2012-A A4
	1.03% 4/15/15		115,000	115,719
	John Deere Owner Trust
	Series 2011-A A4
	1.96% 4/16/18		70,000	71,134
#	Master Credit Card Trust
	Series 2012-2A A 144A
	0.788% 4/21/17		100,000	100,319
#•	MASTR Specialized Loan
	Trust Series 2005-2 A2
	144A 5.006% 7/25/35		31,973	32,349
	Mercedes-Benz Auto Lease
	Trust Series 2013-A A4
	0.72% 12/17/18		50,000	49,990
	Mid-State Trust Series XI
	A1 4.864% 7/15/38		12,754	13,632
#	Navistar Financial Owner
	Trust Series 2012-A A2
	144A 0.85% 3/18/15		80,209	80,328
#	TAL Advantage V Series
	2013-1A A 144A
	2.83% 2/22/38		98,333	98,646
#•	Trafigura Securitisation
	Finance Series
	2012-1A A 144A
	2.599% 10/15/15		45,000	45,879
#	Volvo Financial Equipment
	Series 2012-1A A4 144A
	1.09% 8/15/17		95,000	95,696
	World Omni Automobile
	Lease Securitization
	Trust Series 2012-A A3
	0.93% 11/16/15		70,000	70,336
Total Non-Agency Asset-Backed
	Securities (cost $1,578,133)			1,615,347

ΔRegional Bonds – 1.81%
Australia – 1.30%
	New South Wales Treasury
	3.75% 11/20/20	AUD	46,000	62,517
	6.00% 3/1/22	AUD	263,000	316,560
	Queensland Treasury
	4.25% 7/21/23	AUD	37,000	38,104
	Victoria Treasury
	6.00% 10/17/22	AUD	195,000	236,390
				653,571

2013 Semiannual report • Delaware Pooled Trust

(continues)       41

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal		Value
	Amount°		(U.S. $)
ΔRegional Bonds (continued)
Canada – 0.51%
Province of Manitoba
2.10% 9/6/22	USD	135,000	$135,894
Province of Quebec
2.625% 2/13/23		120,000	122,627
			258,521
Total Regional Bonds
(cost $903,938)			912,092

«Senior Secured Loans – 6.94%
Bausch & Lomb Tranche B
4.25% 4/17/19		59,550	60,043
Biomet Tranche B
3.75% 7/25/17		24,875	25,233
Blackboard Tranche B2
4.75% 10/4/18		59,700	60,894
Brickman Group
Holdings Tranche B1
4.25% 10/14/16		47,780	48,378
Burlington Coat
Factory Warehouse
4.25% 5/1/17		147,243	149,414
Caesars Entertainment
Operating Tranche B1
5.25% 1/28/18		76,645	69,763
Chrysler Group Tranche B
4.75% 5/24/17		153,557	156,158
Clear Channel Communications
Tranche B 3.65% 1/29/16		145,000	133,219
Compass Investors Tranche B
4.00% 12/14/19		49,875	50,582
DaVita HealthCare Partners
Tranche B 3.00% 10/20/16		59,392	59,751
Tranche B2 3.00% 8/1/19		49,875	50,519
Delos Aircraft 3.75% 3/17/16		200,000	202,000
Emdeon Tranche B
3.75% 11/2/18		108,628	110,108
First Data 1st Lien
4.00% 4/5/17		84,068	84,042
Getty Images Tranche B
3.50% 9/19/19		119,700	121,589
Gray Television 3.75% 10/11/19		48,198	48,921
Houghton International
1st Lien 4.00% 11/20/19		194,513	197,754
2nd Lien 8.25% 11/20/20		125,000	128,125
IASIS Healthcare Tranche B
3.25% 5/3/18		29,698	30,158
Immucor Tranche B2
3.75% 8/19/18		188,254	190,431
Infor US Tranche B2
4.00% 4/5/18		59,551	60,617
Intelsat Jackson
Holdings Tranche B1
3.25% 4/2/18		149,374	151,739
Landry’s Tranche B
3.50% 4/24/18		49,874	50,653
Level 3 Financing Tranche B
1st Lien 3.25% 8/1/19		50,000	50,651
MultiPlan Tranche B
3.00% 8/18/17		11,901	12,054
Novelis Tranche B
2.75% 3/10/17		49,873	50,745
Nuveen Investments
	Tranche B 5.00% 5/15/17	100,000	101,167
7.00% 3/1/19		220,000	225,224
Offshore Group Investment
5.00% 10/17/17		58,500	59,378
OSI Restaurants
Tranche B 1st Lien
2.50% 10/26/19		121,875	122,738
PQ Tranche B 4.50% 8/7/17		34,913	35,368
Samson Investment 2nd
Lien 4.75% 9/10/18		90,000	91,181
Smart & Final 1st Lien
4.50% 11/8/19		121,695	123,673
Truven Health Tranche B
5.75% 5/23/19		89,549	90,948
Univision Communications
Tranche C1
3.50% 2/22/20		64,888	65,624
Tranche C2
3.50% 2/6/20		100,000	101,116
Visant 4.00% 12/22/16		91,461	89,132
Zayo Group Tranche B 1st
Lien 3.50% 7/2/19		44,774	45,355
Total Senior Secured Loans
(cost $3,439,000)			3,504,445

ΔSovereign Bonds – 2.70%
Australia – 0.12%
Australia Government Bond
4.00% 8/20/20	AUD	31,000	62,309
			62,309
Finland – 0.18%
Finland Government Bond
4.00% 7/4/25	EUR	56,000	92,272
			92,272
Indonesia – 0.57%
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	382,000,000	39,822
7.00% 5/15/22	IDR	1,569,000,000	179,557
7.00% 5/15/27	IDR	632,000,000	70,508
			289,887

2013 Semiannual report • Delaware Pooled Trust

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
Mexico – 0.30%
Mexican Bonos
7.50% 6/3/27	MXN	1,119,000	$117,851
7.75% 5/29/31	MXN	310,000	33,726
			151,577
Nigeria – 0.05%
Nigeria Government Bond
15.10% 4/27/17	NGN	3,930,000	27,485
			27,485
Peru – 0.08%
Peru Government
International Bond
5.625% 11/18/50	USD	30,000	38,625
			38,625
Poland – 0.35%
Poland Government Bonds
4.00% 10/25/23	PLN	327,000	110,433
5.75% 10/25/21	PLN	176,000	66,530
			176,963
Russia – 0.15%
Russia Eurobond
7.50% 3/31/30	USD	58,855	74,157
			74,157
South Africa – 0.30%
Republic of South Africa
7.25% 1/15/20	ZAR	460,000	54,981
10.50% 12/21/26	ZAR	633,000	93,929
			148,910
Turkey – 0.30%
Turkey Government Bond
9.00% 3/5/14	TRY	117,000	67,649
10.50% 1/15/20	TRY	118,000	81,979
			149,628
United Kingdom – 0.30%
United Kingdom Gilt
4.75% 3/7/20	GBP	79,000	152,352
			152,352
Total Sovereign Bonds
(cost $1,317,020)			1,364,165

Supranational Banks – 0.22%
Andina de Fomento
4.375% 6/15/22	USD	60,000	65,711
International Bank
for Reconstruction
& Development
3.375% 4/30/15	NOK	250,000	44,815
Total Supranational Banks
(cost $110,421)			110,526

U.S. Treasury Obligations – 7.06%
∞ U.S. Treasury Bond
2.75% 11/15/42		1,345,000	1,304,860
U.S. Treasury Notes
0.625% 4/30/18		130,000	129,685
2.00% 2/15/23		2,070,000	2,130,806
Total U.S. Treasury Obligations
(cost $3,513,021)			3,565,351

		Number of
		Shares
Convertible Preferred Stock – 0.17%
Apache 6.00%
exercise price $109.12,
expiration date 8/1/13		185	7,829
ArcelorMittal 6.00%
exercise price $20.94,
expiration date 12/21/15		125	2,607
Aspen Insurance 5.625%
exercise price $29.20,
expiration date 12/31/49		150	9,900
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		1	1,243
# Chesapeake Energy 144A 5.75%
exercise price $27.83,
expiration date 12/31/49		4	4,055
Cliffs Natural Resources 7.00%
exercise price $35.53,
expiration date 2/1/16		225	4,606
* Goodyear Tire & Rubber 5.875%
exercise price $18.21,
expiration date 3/31/14		165	7,255
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49		10	12,078
MetlLife 5.00%
exercise price $44.28,
expiration date 9/4/13		225	11,284
PPL 9.50%
exercise price $28.80,
expiration date 7/1/13		175	10,281
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		79	7,298
Wells Fargo 7.50%
exercise price $156.71,
expiration date 12/31/49		7	9,238
Total Convertible Preferred Stock
(cost $87,958)			87,674
2013 Semiannual report • Delaware Pooled Trust

(continues)       43

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Number of		Value
	Shares		(U.S. $)
Preferred Stock– 0.63%
Alabama Power 5.625%		1,855	$47,488
BB&T 5.85%		1,450	38,367
Public Storage 5.20%		1,200	30,396
US Bancorp
5.15%		1,000	25,000
• 6.50%		200	5,992
* Wells Fargo 5.20%		2,400	61,512
Total Preferred Stock
(cost $201,419)			208,755

	Principal
	Amount°
Short-Term Investments – 19.72%
Repurchase Agreements – 9.82%
Bank of America 0.11%,
dated 4/30/13, to
be repurchased on
5/1/13, repurchase
price $1,255,573
(collateralized by U.S.
Government obligations
4.50% 5/15/38; market
value $1,280,681)	USD	1,255,569	$1,255,569
BNP Paribas 0.14%,
dated 4/30/13, to
be repurchased on
5/1/13, repurchase
price $3,705,445
(collateralized by U.S.
Government obligations
0.25%-0.875%
3/31/15-1/31/17; market
value $3,779,540)		3,705,431	3,705,431
			4,961,000
≠U.S. Treasury Obligations – 9.90%
U.S. Treasury Bills
0.03% 5/30/13		1,250,000	1,249,980
0.105% 5/23/13		1,250,000	1,249,981
0.120% 6/6/13		1,250,000	1,249,978
0.125% 6/13/13		1,250,000	1,249,974
			4,999,913
Total Short-Term Investments
(cost $9,960,477)			9,960,913

Total Value of Securities
Before Securities Lending
Collateral – 117.47% (cost $57,353,161)			59,343,175

	Number of
	Shares
**Securities Lending Collateral – 0.11%
Investment Companies
Delaware Investments
Collateral Fund No. 1	55,761	55,761
†@ Mellon GSL Reinvestment Trust II	35,339	0
Total Securities Lending Collateral
(cost $91,100)		55,761

©Total Value of Securities – 117.58%
(cost $57,444,261)		59,398,936
**Obligation to Return Securities
Lending Collateral – (0.18%)		(91,100)
Other Liabilities Net of Receivables
and Other Assets – (17.40%)		(8,790,091)
Net Assets Applicable to 4,880,905
Shares Outstanding; Equivalent
to $10.35 Per Share – 100.00%		$50,517,745

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)		$49,173,247
Undistributed net investment income		448,856
Accumulated net realized loss on investments		(1,060,038)
Net unrealized appreciation of investments
and derivatives		1,955,680
Total net assets		$50,517,745

2013 Semiannual report • Delaware Pooled Trust

°	Principal amount is stated in the currency in which each security is denominated.
✗	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
•	Variable rate security. The rate shown is the rate as of April 30, 2013. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $7,974,939 which represented 15.79% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*	Fully or partially on loan.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2013.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2013.
∞	Fully or partially pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
†	Non income producing security.
@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0 which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $88,395 of securities loaned.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at April 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(680,949)	USD	706,301	5/10/13	$927
BAML	BRL	152,785	USD	(75,730)	5/10/13	543
BAML	EUR	(498,167)	USD	648,700	5/10/13	(7,404)
BAML	INR	5,409,683	USD	(100,304)	5/10/13	260
BAML	JPY	(6,830,225)	USD	69,177	5/10/13	(891)
BAML	ZAR	(76,691)	USD	8,242	5/10/13	(292)
BNP	EUR	(58,153)	USD	75,730	5/10/13	(859)
BNP	IDR	735,754,600	USD	(75,656)	5/10/13	(30)
BNP	PLN	(148,536)	USD	47,146	5/10/13	176
CITI	AUD	(57,995)	USD	60,239	5/10/13	164
CITI	PLN	(113,203)	USD	35,636	5/10/13	(160)
CITI	TRY	160,407	USD	(89,427)	5/10/13	(88)
CS	MXN	946,933	USD	(77,700)	5/10/13	216
GSC	BRL	418,368	USD	(209,593)	5/10/13	(736)
GSC	GBP	(108,495)	USD	165,950	5/10/13	(2,574)
HSBC	BRL	150,457	USD	(75,656)	5/10/13	(545)
HSBC	EUR	(121,708)	USD	158,290	5/10/13	(2,004)
HSBC	GBP	(38,306)	USD	58,593	5/10/13	(908)
HSBC	JPY	7,308,450	USD	(74,207)	5/10/13	767
JPMC	BRL	213,000	USD	(106,820)	5/10/13	(487)
JPMC	EUR	42,456	USD	(55,244)	5/10/13	672
JPMC	GBP	(18,992)	USD	29,061	5/10/13	(439)
MSC	AUD	96,738	USD	(100,327)	5/10/13	(119)
MSC	INR	6,873,479	USD	(124,741)	5/10/13	3,035
MSC	PLN	(111,626)	USD	35,105	5/10/13	(193)
TD	GBP	18,990	USD	(29,240)	5/10/13	257
TD	INR	4,105,322	USD	(75,656)	5/10/13	660
TD	JPY	(79,394)	USD	805	5/10/13	(10)
TD	MXN	1,434,804	USD	(117,612)	5/10/13	447
						$(9,615)

Futures Contracts

		Notional			Unrealized
Contracts		Cost	Notional	Expiration	Appreciation
to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
1	Long Gilt	$174,944	$186,424	6/29/13	$11,480
22	U.S. Treasury
	10 yr Notes	2,920,017	2,933,906	6/29/13	13,889
		$3,094,961			$25,369

2013 Semiannual report • Delaware Pooled Trust

(continues)       45

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Swap Contracts
CDS Contracts[2]

	Swap &			Annual		Unrealized
	Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe
	Crossover
JPMC	S19 V1 CDS	EUR	195,000	5.00%	6/20/18	$(9,295)
	ITRAXX
	Europe
	Subordinate
	Financials
	18.1 5 yr
JPMC	CDS	EUR	80,000	5.00%	12/20/17	(1,855)
						$(11,150)

Interest Rate Swap Contracts3

			Fixed	Floating
			Interest	Interest
Counterparty			Rate	Rate		Unrealized
& Referenced	Notional		Received	Received	Termination	Appreciation
Obligation	Value		(Paid)	(Paid)	Date	(Depreciation)
JPMC
2 yr COP	COP	381,000,000	(3.57%)	3.066%	4/22/15	$(639)
5 yr COP	COP	98,000,000	4.25%	(3.066%)	4/23/18	(727)
10 yr COP	COP	37,000,000	4.91%	(3.066%)	4/24/23	535
Total	COP	516,000,000				$(831)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BNP — Banque Paribas
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
COP — Colombian Peso
CS — Credit Suisse
EUR — European Monetary Unit
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
INR — Indian Rupee
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
MASTR — Mortgage Asset Securitization Transactions, Inc.
MSC — Morgan Stanley Capital
MXN — Mexican Peso
NCUA — National Credit Union Administration
NGN — Nigerian Naira
NOK — Norwegian Krone
PLN — Polish Zloty
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
TD — Toronto Dominion Bank
TRY — Turkish Lira
UBS — Union Bank of Switzerland
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

The Core Plus Fixed Income Portfolio
Statement of assets and liabilities
April 30, 2013 (Unaudited)

Assets:
Investments, at value[1]	$49,382,262
Short-term investments, at value	9,960,913
Short-term investments held as
collateral for loaned securities, at value	55,761
Cash	5,282
Foreign currencies (cost $19,321)	19,504
Variation margin on futures contracts	5
Receivable for securities sold	6,513,312
Dividends, interest and
securities lending income receivable	394,841
Unrealized gain of foreign currency exchange contracts	8,124
Unrealized gain of credit default and interest rate swap
contracts (including upfront payments received on
credit default swap contracts of $490)	1,025
Total assets	66,341,029

Liabilities:
Payable for securities purchased	15,658,666
Unrealized loss of foreign currency exchange contracts	17,739
Unrealized loss of credit default and interest rate swap
contracts (including upfront payments paid on credit
default swap contracts of $13,977)	26,493
Due to manager and affiliates	7,731
Other accrued expenses	20,358
Obligation to return securities lending collateral	91,100
Other liabilities	1,197
Total liabilities	15,823,284

Total net assets	$50,517,745

Investments, at cost	$47,392,684
Short-term investments, at cost	9,960,477
Short-term investments held as
collateral for loaned securities, at cost	91,100

[1]Including securities on loan	88,395

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       47

Statements of net assets

Delaware Pooled® Trust — The International Equity Portfolio
April 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 98.69%
Australia – 5.07%
Amcor	821,604	$8,423,875
AMP	1,548,675	8,669,761
QBE Insurance Group	507,550	7,034,988
		24,128,624
Belgium – 0.00%
=† Ageas VVPR Strip	36,617	0
		0
China/Hong Kong – 0.95%
China Mobile	413,000	4,521,092
		4,521,092
France – 14.57%
Carrefour	240,924	7,138,909
Cie de Saint-Gobain	246,213	9,875,040
France Telecom	1,021,624	10,930,255
=† GDF Suez VVPR Strip	162,519	0
Sanofi	125,485	13,752,727
† Societe Generale	95,145	3,455,807
Total	246,397	12,418,329
* Vallourec	90,702	4,359,328
* Vinci	154,135	7,421,245
		69,351,640
Germany – 5.71%
Daimler	88,475	4,895,468
Deutsche Telekom	1,044,977	12,360,870
GEA Group	108,379	3,666,013
RWE	173,650	6,251,197
		27,173,548
Israel – 2.37%
Teva Pharmaceutical Industries ADR	294,616	11,280,847
		11,280,847
Italy – 2.27%
ENI	452,473	10,821,259
		10,821,259
Japan – 21.34%
Astellas Pharma	210,000	12,214,187
Canon	403,400	14,462,562
Hoya	257,600	5,147,508
Kao	324,400	11,214,320
Nintendo	26,400	2,924,758
Seven & I Holdings	305,373	11,715,597
Shin-Etsu Chemical	52,100	3,505,934
Takeda Pharmaceutical	229,900	12,616,967
Tokio Marine Holdings	352,552	11,174,906
Tokyo Electron	100,500	5,144,330
Toyota Motor	184,400	10,668,472
Trend Micro	27,600	772,920
		101,562,461
Netherlands – 6.27%
* Koninklijke Ahold	819,908	12,935,739
* Reed Elsevier	454,192	7,369,185
Royal Dutch Shell Class A	279,624	9,513,760
		29,818,684
Singapore – 4.57%
Jardine Matheson Holdings	88,415	5,740,786
SembCorp Industries	234,000	948,045
Singapore Telecommunications	2,397,602	7,650,368
United Overseas Bank	426,642	7,395,613
		21,734,812
Spain – 6.43%
Banco Santander	519,928	3,759,794
Iberdrola	2,674,600	14,406,266
Telefonica	848,899	12,454,047
		30,620,107
Switzerland – 7.56%
† ABB	446,564	10,108,799
Novartis	191,162	14,194,791
† Zurich Insurance Group	41,890	11,694,423
		35,998,013
Taiwan – 0.90%
Taiwan Semiconductor
Manufacturing ADR	224,332	4,280,255
		4,280,255
United Kingdom – 20.68%
AMEC	308,116	4,848,495
BG Group	511,792	8,621,967
BP	1,412,636	10,234,629
Compass Group	762,301	10,029,821
GlaxoSmithKline	560,825	14,466,036
National Grid	1,033,932	13,162,071
Tesco	2,413,696	13,728,558
Unilever	308,784	13,363,469
Vodafone Group	3,274,288	9,979,279
		98,434,325
Total Common Stock
(cost $409,407,053)		469,725,667

	Principal
	Amount (U.S. $)
Short-Term Investments – 0.48%
≠Discount Note – 0.03%
Federal Home Loan Bank
0.085% 5/24/13	$139,516	139,515
		139,515
Repurchase Agreements – 0.26%
Bank of America 0.11%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$314,589 (collateralized by
U.S. Government obligations
4.50% 5/15/38;
market value $320,880)	314,588	314,588

2013 Semiannual report • Delaware Pooled Trust

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.14%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$928,416 (collateralized by
U.S. Government obligations
0.25%-0.875%
3/31/15-1/31/17;
market value $946,980)	928,412	$928,412
		1,243,000
≠U.S. Treasury Obligations – 0.19%
U.S. Treasury Bills
0.03% 5/30/13	626,396	626,387
0.065% 5/9/13	253,145	253,143
		879,530
Total Short-Term Investments
(cost $2,262,032)		2,262,045

Total Value of Securities Before Securities
Lending Collateral – 99.17%
(cost $411,669,085)		471,987,712

	Number of
	Shares
**Securities Lending Collateral – 1.53%
Investment Companies
Delaware Investments
Collateral Fund No.1	7,302,258	7,302,258
@† Mellon GSL Reinvestment Trust II	1,030,018	0
Total Securities Lending Collateral
(cost $8,332,276)		7,302,258

©Total Value of Securities – 100.70%
(cost $420,001,361)		479,289,970
**Obligation to Return Securities
Lending Collateral – (1.75%)		(8,332,276)
«Receivables and Other Assets
Net of Other Liabilities – 1.05%		5,004,174
Net Assets Applicable to 34,098,508
Shares Outstanding; Equivalent to
$13.96 Per Share – 100.00%		$475,961,868

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)		$605,204,037
Undistributed net investment income		4,080,275
Accumulated net realized loss on investments		(192,512,702)
Net unrealized appreciation of investments
and derivatives		59,190,258
Total net assets		$475,961,868

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 12 in “Security type/country and sector allocations.”
@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0, which represented 0% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
≠	The rate shown is the effective yield at the time of purchase.
©	Includes $7,704,876 of securities loaned.
«	Includes foreign currency valued at $3,004,192 with a cost of $2,977,609.

The following foreign currency exchange contracts were outstanding at April 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	AUD	(17,945,500)	USD	18,351,427	7/31/13	$(124,924)
MNB	GBP	48,681	USD	(75,344)	5/2/13	277
MNB	SGD	646,484	USD	(523,978)	5/6/13	915
						$(123,732)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements”

Summary of Abbreviations:
ADR — American Depositary Receipt
AUD — Australian Dollar
GBP — British Pound Sterling
MNB — Mellon National Bank
SGD — Singapore Dollar
USD — United States Dollar
VVPR Strip — Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       49

Statements of net assets

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
April 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 97.42%
Australia – 5.20%
Amcor	986,910	$10,118,751
AMP	1,713,589	9,592,980
QBE Insurance Group	577,902	8,010,114
		27,721,845
Belgium – 0.00%
=✗† Ageas VVPR Strip	15,275	0
		0
France – 16.00%
Carrefour	270,753	8,022,784
Cie de Saint-Gobain	268,818	10,781,675
France Telecom	1,141,617	12,214,048
GDF Suez	562,606	12,077,061
=† GDF Suez Strip	101,871	0
Sanofi	161,830	17,736,014
Societe Generale	104,934	3,811,358
Total	154,208	7,772,033
Vallourec	97,818	4,701,338
Vinci	171,510	8,257,811
		85,374,122
Germany – 5.49%
Daimler	103,889	5,748,350
GEA Group	120,268	4,068,169
RWE	236,955	8,530,102
† Telefonica Deutschland Holding	1,381,311	10,962,002
		29,308,623
Israel – 2.32%
Teva Pharmaceutical Industries ADR	323,000	12,367,670
		12,367,670
Japan – 20.44%
Astellas Pharma	235,200	13,679,889
Canon	445,300	15,964,748
Hoya	285,900	5,713,014
Kao	382,200	13,212,433
Nintendo	34,700	3,844,284
Seven & I Holdings	450,100	17,268,032
Shin-Etsu Chemical	61,300	4,125,024
Takeda Pharmaceutical	252,800	13,873,724
Tokio Marine Holdings	462,300	14,653,608
Tokyo Electron	113,800	5,825,122
Trend Micro	31,100	870,934
		109,030,812
Netherlands – 7.17%
* Koninklijke Ahold	1,009,786	15,931,455
* Reed Elsevier	499,181	8,099,124
Royal Dutch Shell Class A	418,535	14,239,985
		38,270,564
Singapore – 5.00%
SembCorp Industries	207,000	838,655
Singapore Telecommunications	3,611,000	11,522,129
United Overseas Bank	824,705	14,295,824
		26,656,608
Spain – 6.36%
Banco Santander	601,946	4,352,899
Iberdrola	2,947,901	15,878,354
Telefonica	935,504	13,724,614
		33,955,867
Switzerland – 7.86%
ABB	483,466	10,944,144
Novartis	226,989	16,855,135
Zurich Insurance Group	50,570	14,117,617
		41,916,896
United Kingdom – 21.58%
AMEC	337,435	5,309,858
BG Group	658,449	11,092,642
BP	1,913,757	13,865,280
Compass Group	888,177	11,686,009
GlaxoSmithKline	623,857	16,091,898
National Grid	1,150,213	14,642,341
Sainsbury (J.)	2,271,609	13,447,942
Unilever	334,465	14,474,884
Vodafone Group	4,768,445	14,533,127
		115,143,981
Total Common Stock
(cost $475,359,026)		519,746,988

	Principal
	Amount (U.S. $)
Short-Term Investments – 1.21%
Repurchase Agreements – 0.87%
Bank of America 0.11%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$1,178,381 (collateralized by
U.S. Government obligations
4.50% 5/15/38; market
value $1,201,945)	$1,178,377	1,178,377
BNP Paribas 0.14%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$3,477,636 (collateralized by
U.S. Government obligations
0.25%-0.875% 3/31/15-1/31/17;
market value $3,547,176)	3,477,623	3,477,623
		4,656,000
≠U.S. Treasury Obligation – 0.34%
U.S. Treasury Bill 0.03% 5/30/13	1,813,518	1,813,489
		1,813,489
Total Short-Term Investments
(cost $6,469,478)		6,469,489
Total Value of Securities Before Securities
Lending Collateral – 98.63%
(cost $481,828,504)		526,216,477

2013 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
**Securities Lending Collateral – 1.36%
Investment Companies
Delaware Investments Collateral
Fund No.1	7,265,468	$7,265,468
†@ Mellon GSL Reinvestment Trust II	356,291	0
Total Securities Lending Collateral
(cost $7,621,759)		7,265,468

©Total Value of Securities – 99.99%
(cost $489,450,263)		533,481,945
**Obligation to Return Securities
Lending Collateral – (1.43%)		(7,621,759)
«Receivables and Other Assets
Net of Other Liabilities – 1.44%		7,659,712
Net Assets Applicable to 38,704,646
Shares Outstanding; Equivalent to
$13.78 per share – 100.00%		$533,519,898

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)		$595,762,821
Undistributed net investment income		5,139,650
Accumulated net realized loss on investments		(111,340,545)
Net unrealized appreciation of investments
and derivatives		43,957,972
Total net assets		$533,519,898

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 13 in “Security type/country and sector allocations.”
✗	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

©	Includes $7,088,543 of securities loaned.
«	Includes foreign currency valued at $5,244,752 with a cost of $5,198,707.

The following foreign currency exchange contracts were outstanding at April 30, 2013:[1]

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	AUD	(20,768,000)	USD	21,237,772	7/31/13	$(144,572)
MNB	GBP	66,755	USD	(103,590)	5/1/13	106
MNB	SGD	1,029,412	USD	(834,343)	5/6/13	1,457
						$(143,009)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
AUD — Australian Dollar
GBP — British Pound Sterling
MNB — Mellon National Bank
SGD — Singapore Dollar
USD — United States Dollar
VVPR Strip — Dividend Coupon

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       51

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio
April 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 91.49%
Brazil – 8.17%
CCR	757,800	$7,412,294
Cielo	268,329	7,073,199
CPFL Energia	364,980	3,905,646
Diagnosticos da America	289,600	1,593,650
EcoRodovias Infraestrutura
e Logistica	530,500	4,592,408
Itau Unibanco Holding ADR	240,200	4,042,566
Transmissora Alianca
de Energia Eletrica	215,300	2,482,555
Vale ADR	123,800	2,115,742
		33,218,060
Chile – 3.22%
Banco Santander ADR	132,370	3,526,337
Enersis ADR	439,500	8,297,760
# Inversiones Aguas
Metropolitan 144A ADR	30,200	1,280,891
		13,104,988
■China – 18.43%
Beijing Enterprises Holdings	620,499	4,641,659
Belle International Holdings	4,160,515	6,787,513
China BlueChemical Class H	4,831,000	2,944,612
China Gas Holdings	2,009,331	1,980,810
China Mobile	1,229,500	13,459,279
China Resources Power Holdings	2,044,000	6,690,283
China Shenhua Energy Class H	1,737,500	6,146,064
ENN Energy Holdings	226,000	1,307,629
Hengan International Group	553,500	5,720,340
Huabao International Holdings	4,585,000	2,103,387
Jiangsu Expressway Class H	4,438,000	4,861,117
* Mindray Medical International ADR	160,400	6,334,196
Sands China	1,902,400	9,977,601
Want Want China Holdings	1,257,000	1,992,371
		74,946,861
Colombia – 0.49%
BanColombia ADR	29,400	1,992,438
		1,992,438
India – 8.83%
Axis Bank	251,436	6,991,124
GAIL India	227,897	1,490,659
Housing Development Finance	446,029	7,042,082
Larsen & Toubro	288,859	8,136,586
Lupin	190,648	2,495,097
Rural Electrification	1,175,321	4,912,770
Tata Motors	864,056	4,828,477
		35,896,795
Indonesia – 7.58%
Astra International	7,869,500	5,949,172
Bank Mandiri	3,855,500	4,163,821
Bank Rakyat Indonesia	12,229,500	11,823,842
Perusahaan Gas Negara	13,786,000	8,862,175
		30,799,010
Kazakhstan – 0.75%
KazMunaiGas Exploration
Production GDR	169,954	3,050,674
		3,050,674
Mexico – 9.36%
America Movil ADR	274,200	5,862,396
Compartamos	2,586,600	4,302,870
Fibra Uno Administracion	1,149,800	4,418,192
Grupo Aeroportuario del
Pacifico ADR	33,500	1,938,980
† Grupo Financiero Santander Mexico
Class B ADR	705,500	11,393,824
Grupo Mexico Class B	2,255,644	8,097,203
Kimberly-Clark de Mexico Class A	585,600	2,050,557
		38,064,022
Peru – 2.51%
Credicorp	67,830	10,214,520
		10,214,520
Phillippines – 1.90%
Philippine Long Distance
Telephone ADR	105,000	7,714,350
		7,714,350
Republic of Korea – 6.82%
Hyundai Mobis	42,860	9,726,673
Kangwon Land	129,630	3,665,521
KB Financial Group	99,004	3,235,395
Samsung Electronics	8,042	11,096,341
		27,723,930
Russia – 3.77%
Gazprom ADR	954,072	7,570,561
Sberbank of Russia ADR	603,847	7,765,473
		15,336,034
South Africa – 2.23%
Bidvest Group	110,452	2,872,355
* Clicks Group	296,739	1,891,511
* Life Healthcare Group Holdings	459,472	1,941,114
Tiger Brands	76,320	2,373,842
		9,078,822
Taiwan – 3.06%
Quanta Computer	925,000	1,913,360
Taiwan Semiconductor Manufacturing	2,632,588	9,775,124
Wistron	756,292	768,089
		12,456,573
Thailand – 3.77%
Kasikornbank Foreign	178,754	1,317,327
Kasikornbank NVDR	704,500	5,095,667
PTT	799,500	8,892,426
		15,305,420
Turkey – 6.36%
Tofas Turk Otomobil Fabrikasi	351,663	2,450,955
Tupras Turkiye Petrol Rafinerileri	350,025	9,758,154
Turk Telekomunikasyon	1,742,139	8,256,583
Turkiye Garanti Bankasi	978,818	5,403,010
		25,868,702

2013 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock (continued)
United Kingdom – 1.82%
SABMiller	137,232	$7,410,849
		7,410,849
United States – 2.42%
Yum! Brands	144,300	9,829,716
		9,829,716
Total Common Stock
(cost $323,548,035)		372,011,764

Preferred Stock – 6.82%
Brazil – 6.30%
AmBev ADR	146,900	6,172,738
Investimentos Itau	1,044,932	5,170,474
Petroleo Brasiliero	798,200	7,967,040
Vale ADR	386,900	6,290,994
		25,601,246
Republic of Korea – 0.52%
Hyundai Motor	27,989	2,108,811
		2,108,811
Total Preferred Stock
(cost $28,704,039)		27,710,057

	Principal
	Amount
Short-Term Investments – 1.57%
≠Discount Note – 0.20%
Federal Home Loan Bank
0.085% 5/24/13	$793,316	793,311
		793,311
Repurchase Agreements – 0.64%
Bank of America 0.11%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$662,586 (collateralized by U.S.
Government obligations
4.50% 5/15/38; market
value $675,836)	662,584	662,584
BNP Paribas 0.14%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$1,955,424 (collateralized by
U.S. Government obligations
0.25%-0.875% 3/31/15-1/31/17;
market value $1,994,524)	1,955,416	1,955,416
		2,618,000
≠U.S. Treasury Obligations – 0.73%
U.S. Treasury Bills
0.03% 5/30/13	1,440,543	1,440,520
0.065% 5/9/13	1,528,537	1,528,527
		2,969,047
Total Short-Term Investments
(cost $6,380,299)		6,380,358

Total Value of Securities Before Securities
Lending Collateral – 99.88%
(cost $358,632,373)		406,102,179

	Number of
	Shares
**Securities Lending Collateral – 0.76%
Investment Companies
Delaware Investments
Collateral Fund No.1	3,094,798	3,094,798
†@ Mellon GSL Reinvestment Trust II	393,534	0
Total Securities Lending Collateral
(cost $3,488,332)		3,094,798

©Total Value of Securities – 100.64%
(cost $362,120,705)		409,196,977
**Obligation to Return Securities
Lending Collateral – (0.86%)		(3,488,332)
«Receivables and Other Assets
Net of Other Liabilities – 0.22%		903,113
Net Assets Applicable to 37,664,194
Shares Outstanding; Equivalent to
$10.80 per share – 100.00%		$406,611,758

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)		$352,001,401
Undistributed net investment income		1,963,381
Accumulated net realized gain		5,886,417
Net unrealized appreciation of investments
and derivatives		46,760,559
Total net assets		$406,611,758

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 14 in “Security type/country/ sector allocations.”
@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $1,280,891 which represented 0.32% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
†	Non income producing security.
©	Includes $3,354,096 of securities loaned.
«	Includes foreign currency valued at $745,112 with a cost of $745,081.

2013 Semiannual report • Delaware Pooled Trust

(continues)       53

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio

The following foreign currency exchange contracts were outstanding at April 30, 2013:[1]

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	HKD	2,327,587	USD	(299,897)	5/3/13	$49
MNB	IDR	(2,044,566,000)	USD	209,809	5/2/13	(456)
MNB	ZAR	761,287	USD	(83,321)	5/3/13	1,481
						$1,074

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
MNB — Mellon National Bank
NVDR — Non-Voting Depositary Receipt
USD — United States Dollar
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Emerging Markets Portfolio II
April 30, 2013 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
ΔCommon Stock – 98.39%
Argentina – 0.54%
	Cresud ADR	8,100	$71,118
	IRSA Inversiones y
	Representaciones ADR	4,000	34,480
	YPF ADR	8,000	106,000
			211,598
Bahrain – 0.03%
#	Aluminium Bahrain 144A GDR	1,800	11,316
			11,316
Brazil – 19.07%
	All America Latina Logistica	36,422	184,226
†	B2W Cia Global Do Varejo	36,800	208,946
	Banco Bradesco ADR	7,373	122,318
	Banco do Brasil	38,500	484,918
	Banco Santander Brasil ADR	48,000	356,160
†	BB Seguridade Participacoes	16,900	143,427
*	Brasil Foods ADR	16,900	419,627
*	Braskem ADR	12,800	225,920
	Centrais Eletricas Brasileiras ADR	21,300	57,297
	Cia Brasileira de Distribuicao Grupo
	Pao de Acucar ADR	2,300	127,788
	Cyrela Brazil Realty Empreendimentos
	e Participacoes	15,780	142,519
*†	Fibria Celulose ADR	41,000	438,290
	Gerdau	11,700	80,115
	Gerdau ADR	13,000	102,050
†	Gol Linhas Aereas Inteligentes ADR	45,200	279,336
†	Hypermarcas	50,000	399,350
	Itau Unibanco Holding ADR	50,000	841,500
	Petroleo Brasileiro ADR	53,200	1,018,780
	Santos Brasil Participacoes	5,900	91,799
	Telefonica Brasil ADR	3,255	86,518
	Tim Participacoes ADR	60,000	1,251,601
*	Vale ADR	21,600	369,144
			7,431,629
China/Hong Kong – 12.91%
†	Baidu ADR	10,000	858,501
	Bank of China	612,000	286,278
	China Construction Bank	299,590	250,940
	China Mengniu Dairy	67,000	188,650
	China Mobile ADR	7,200	397,728
	China Petroleum & Chemical ADR	2,900	320,624
	China Telecom	492,000	251,067
	China Unicom Hong Kong ADR	18,000	259,740
	CNOOC ADR	1,600	299,744
	Industrial & Commercial Bank of China	599,999	422,156
	PetroChina ADR	1,700	217,362
†	SINA	2,000	112,640
†	Sohu.com	14,800	761,312
†	Tianjin Development Holdings	190,000	126,827
	Tingyi Cayman Islands Holding	42,000	116,093
	Tsingtao Brewery	24,000	160,976
			5,030,638
India – 8.08%
†	Cairn India	74,000	430,064
	ICICI Bank ADR	2,600	121,732
#	Reliance Industries GDR 144A	55,000	1,620,851
	Steel Authority of India	49,589	56,946
	Tata Chemicals	62,463	376,803
	Ultratech Cement	2,784	98,574
	United Spirits	10,793	444,496
			3,149,466
Indonesia – 0.79%
	Tambang Batubara Bukit Asam Persero	118,500	185,870
	United Tractors	67,106	122,513
			308,383
Malaysia – 0.75%
	†UEM Land Holdings	356,100	293,775
			293,775
Mexico – 7.99%
	America Movil Class L ADR	11,000	235,180
	Cemex ADR	65,007	731,326
*†	Desarrolladora Homex ADR	22,900	111,752
*†	Empresas ICA ADR	27,200	299,472
	Fomento Economico Mexicano ADR	2,500	283,475
	Grupo Financiero Banorte	24,300	183,107
†	Grupo Financiero Santander Mexico
	Class B ADR	19,400	313,310
	Grupo Televisa ADR	30,000	759,600
	Wal-Mart de Mexico	61,629	195,501
			3,112,723
Peru – 0.22%
	Cia de Minas Buenaventura ADR	4,300	86,086
			86,086
Poland – 1.59%
	Jastrzebska Spolka Weglowa	2,926	77,318
†	Polski Koncern Naftowy Orlen	8,460	131,186
	Powszechna Kasa
	Oszczednosci Bank Polski	13,921	144,939
	Telekomunikacja Polska	120,000	267,346
			620,789
Republic of Korea – 18.89%
	KB Financial Group ADR	28,000	918,400
	KCC	1,455	431,900
	KT ADR	28,300	460,158
	KT&G	5,530	398,080
*	LG Display ADR	17,800	244,216
	LG Electronics	5,107	408,426
†	LG Uplus	28,207	266,295
	Lotte Chilsung Beverage	425	663,188
	Lotte Confectionery	257	447,926
	Samsung Electronics	1,267	1,748,205
	Samsung Life Insurance	4,270	420,562
*	SK Telecom ADR	48,900	953,061
			7,360,417

2013 Semiannual report • Delaware Pooled Trust

(continues)       55

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio II
April 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock (continued)
Russia – 6.61%
Gazprom ADR	50,000	$396,750
LUKOIL ADR	3,400	216,410
LUKOIL ADR
(London International Exchange)	3,600	228,240
† MegaFon GDR	14,100	435,126
Mobile Telesystems ADR	19,400	401,580
Rosneft GDR	50,000	341,750
= Sberbank	141,095	449,066
* VTB Bank GDR	33,800	106,470
		2,575,392
South Africa – 2.47%
*† Anglo American Platinum	1,687	63,993
*† ArcelorMittal South Africa	27,354	70,081
* Impala Platinum Holdings	4,413	60,224
Sasol ADR	5,200	225,783
Standard Bank Group	27,267	340,628
* Vodacom Group	17,262	202,389
		963,098
Spain – 1.10%
† Cemex Latam Holdings	61,058	428,222
		428,222
Taiwan – 3.67%
Hon Hai Precision Industry	228,413	590,202
Taiwan Semiconductor
Manufacturing	95,000	352,747
Taiwan Semiconductor
Manufacturing ADR	12,800	244,224
United Microelectronics	634,000	241,862
		1,429,035
Thailand – 1.71%
Bangkok Bank	37,099	286,058
PTT	27,160	302,087
PTT Exploration & Production	14,571	76,559
		664,704
Turkey – 1.82%
Anadolu Efes Biracilik Ve Malt Sanayii	19,910	330,816
Turkcell Iletisim Hizmetleri ADR	20,600	321,772
Turkiye Sise ve Cam Fabrikalari	32,654	55,349
		707,937
United Kingdom – 0.31%
Anglo American ADR	8,400	102,302
#=† Etalon Group GDR 144A	4,800	20,640
		122,942
United States – 9.84%
Archer-Daniels-Midland	11,900	403,886
Avon Products	57,100	1,322,436
Bunge	3,500	252,735
† MEMC Electronic Materials	8,100	43,740
† Yahoo	73,300	1,812,709
		3,835,506
Total Common Stock
(cost $37,030,199)		38,343,656
Preferred Stock – 1.14%
Republic of Korea – 1.14%
LG Electronics	17,861	443,440
Total Preferred Stock (cost $307,186)		443,440

	Principal
	Amount (U.S. $)
Short-Term Investments – 6.00%
Repurchase Agreements – 6.00%
Bank of America 0.11%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$591,721 (collateralized by
U.S. Government obligations
4.50% 5/15/38; market
value $603,554)	$591,719	591,719
BNP Paribas 0.14%, dated
4/30/13, to be repurchased
on 5/1/13, repurchase price
$1,746,287 (collateralized by
U.S. Government obligations
0.25%-0.875% 3/31/15-1/31/17;
market value $1,781,206)	1,746,281	1,746,281
Total Short-Term Investments
(cost $2,338,000)		2,338,000

Total Value of Securities Before Securities
Lending Collateral – 105.53%
(cost $39,675,385)		41,125,096

	Number of
	Shares
**Securities Lending Collateral – 5.13%
Investment Companies
Delaware Investments Collateral
Fund No.1	1,999,998	1,999,998
Total Securities Lending Collateral
(cost $1,999,998)		1,999,998

©Total Value of Securities – 110.66%
(cost $41,675,383)		43,125,094
**Obligation to Return Securities
Lending Collateral – (5.13%)		(1,999,998)
z«Other Liabilities Net of Receivables
and Other Assets – (5.53%)		(2,154,980)
Net Assets Applicable to 4,343,090
Shares Outstanding; Equivalent
to $8.97 Per Share – 100.00%		$38,970,116

2013 Semiannual report • Delaware Pooled Trust

Components of Net Assets at April 30, 2013:
Shares of beneficial interest
(unlimited authorization – no par)	$37,698,407
Distributions in excess of net investment income	(93,103)
Accumulated net realized loss on investments	(82,682)
Net unrealized appreciation of investments
and derivatives	1,447,494
Total net assets	$38,970,116

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 15 in “Security type/country and sector allocations.”
*	Fully or partially on loan.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2013, the aggregate value of Rule 144A securities was $1,652,807, which represented 4.24% of Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

†	Non income producing security.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2013, the aggregate value of fair valued securities was $469,706, which represented 1.21% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $1,958,183 of securities loaned.
«	Includes foreign currency valued at $(3,192) with a cost of $(3,092).
z	Of this amount, $2,178,137 represents payable for securities purchased as of April 30, 2013.

The following foreign currency exchange contracts were outstanding at April 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contract to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	BRL	287,300	USD	(144,263)	5/2/13	$(701)
MNB	BRL	472,195	USD	(236,393)	5/3/13	(468)
MNB	HKD	1,615,534	USD	(208,185)	5/3/13	2
MNB	PLN	115,435	USD	(36,629)	5/7/13	(118)
MNB	THB	(189,508)	USD	6,445	5/2/13	(20)
MNB	ZAR	223,307	USD	(24,659)	5/3/13	216
						$(1,089)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
BRL — Brazilian Real
GDR — Global Depositary Receipt
HKD — Hong Kong Dollar
ICA — Ingenieros Civiles Asociados
MNB — Mellon National Bank
PLN — Polish Zloty
THB — Thailand Baht
USD — United States Dollar
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       57

Statements of operations

Delaware Pooled® Trust
Six Months Ended April 30, 2013 (Unaudited)

	The		The	The
	Large-Cap	The	Large-Cap	Focus Smid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$305,343	$1,100,906	$1,698,823	$165,906
Interest	891	5,672	1,946	1,411
Securities lending income	—	—	145	—
Foreign tax withheld	—	(39,510)	(36,872)	(4,052)
	306,234	1,067,068	1,664,042	163,265

Expenses:
Management fees	66,199	528,282	618,088	151,431
Registration fees	9,530	9,168	10,600	2,150
Audit and tax	5,587	5,953	7,383	5,838
Accounting and administration expenses	4,665	27,322	43,595	7,830
Dues and services	1,880	2,033	2,285	1,009
Dividend disbursing and transfer agent fees and expenses	1,202	7,674	12,233	2,290
Legal fees	1,164	8,989	13,182	2,294
Reports and statements to shareholders	725	3,289	2,686	2,204
Pricing fees	427	378	426	396
Trustees’ fees	368	3,187	5,236	880
Custodian fees	175	1,577	2,463	1,012
Insurance fees	70	860	1,782	176
Consulting fees	42	703	1,072	89
Trustees’ expenses	19	245	424	60
	92,053	599,660	721,455	177,659
Less fees waived	(10,408)	—	—	(1,211)
Less expense paid indirectly	—	(1)	(1)	(1)

Total operating expenses	81,645	599,659	721,454	176,447

Net Investment Income (Loss)	224,589	467,409	942,588	(13,182)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	298,777	(2,937,213)	11,677,753	(963,908)
Net change in unrealized appreciation (depreciation) of investments	3,164,487	14,151,924	14,002,515	6,128,935

Net Realized and Unrealized Gain	3,463,264	11,214,711	25,680,268	5,165,027

Net Increase In Net Assets
Resulting from Operations	$3,687,853	$11,682,120	$26,622,856	$5,151,845

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

	The
	Real Estate	The	The	The
	Investment	Core Focus	High-Yield	Core Plus
	Trust	Fixed Income	Bond	Fixed Income
	Portfolio II	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$65,334	$894	$64,304	$10,518
Interest	51	53,500	4,186,452	838,904
Securities lending income	—	71	151	200
	65,385	54,465	4,250,907	849,622

Expenses:
Management fees	13,953	12,521	269,734	110,734
Registration fees	6,429	9,242	6,908	8,775
Audit and tax	5,522	8,101	9,164	13,804
Dues and services	1,753	1,942	1,747	2,037
Custodian fees	950	1,303	2,694	7,154
Reports and statements to shareholders	942	339	2,053	5,499
Accounting and administration expenses	722	1,214	23,252	9,991
Pricing fees	493	3,155	2,784	7,944
Trustees’ fees	285	146	2,746	1,210
Legal fees	263	542	6,966	3,767
Dividend disbursing and transfer agent fees and expenses	214	364	6,586	2,819
Insurance fees	35	78	852	563
Consulting fees	21	42	590	584
Trustees’ expenses	8	15	223	103
	31,590	39,004	336,299	174,984
Less fees waived	(13,941)	(25,520)	—	(58,818)

Total operating expenses	17,649	13,484	336,299	116,166

Net Investment Income	47,736	40,981	3,914,608	733,456

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	209,105	2,079	1,119,981	820,866
Futures contracts	—	(6,470)	—	(82,688)
Swap contracts	—	—	—	(34,939)
Foreign currencies	—	—	—	46,111
Foreign currency exchange contracts	—	—	—	10,362
Net realized gain (loss)	209,105	(4,391)	1,119,981	759,712
Net change in unrealized appreciation (depreciation) of:
Investments	359,788	13,177	4,292,588	(531,437)
Futures contracts	—	—	—	35,550
Swap contracts	—	—	—	(9,369)
Foreign currencies	—	—	—	1,386
Foreign currency exchange contracts	—	—	—	(4,080)
Net change in unrealized appreciation (depreciation)	359,788	13,177	4,292,588	(507,950)
Net Realized and Unrealized Gain	568,893	8,786	5,412,569	251,762

Net Increase In Net Assets Resulting from Operations	$616,629	$49,767	$9,327,177	$985,218

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       59

Statements of operations

Delaware Pooled® Trust

		The
	The	Labor Select	The	The
	International	International	Emerging	Emerging
	Equity	Equity	Markets	Markets
	Portfolio	Portfolio	Portfolio	Portfolio II
Investment Income:
Dividends	$7,847,128	$9,436,245	$4,717,846	$257,179
Interest	1,489	2,093	3,561	92
Securities lending income	85,130	128,980	46,777	6,656
Foreign tax withheld	(517,644)	(675,719)	(550,526)	(22,331)
	7,416,103	8,891,599	4,217,658	241,596

Expenses:
Management fees	1,669,423	1,944,008	1,756,502	157,521
Accounting and administration expenses	84,393	100,553	68,135	6,110
Custodian fees	82,106	91,667	177,764	15,820
Legal fees	27,919	33,161	21,516	2,365
Audit and tax	25,071	27,583	27,951	9,054
Dividend disbursing and transfer agent fees and expenses	23,970	28,165	18,773	1,769
Trustees’ fees	10,439	12,071	8,029	728
Registration fees	8,270	8,170	7,395	9,782
Reports and statements to shareholders	5,106	7,003	5,302	2,532
Insurance fees	4,836	5,011	3,813	220
Dues and services	3,463	3,207	2,865	2,108
Consulting fees	2,495	2,647	1,698	166
Pricing fees	1,266	1,230	1,505	1,456
Trustees’ expenses	874	1,004	665	58
	1,949,631	2,265,480	2,101,913	209,689
Less fees waived	—	—	—	(20,950)
Less expense paid indirectly	(2)	(2)	(1)	—

Total operating expenses	1,949,629	2,265,478	2,101,912	188,739

Net Investment Income	5,466,474	6,626,121	2,115,746	52,857

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(12,711,353)	(15,341,109)	7,499,414	116,436
Foreign currencies	(251,471)	(281,777)	(2,387)	(6,414)
Foreign currency exchange contracts	(155,107)	38,453	(81,911)	(2,632)
Net realized gain (loss)	(13,117,931)	(15,584,433)	7,415,116	107,390
Net change in unrealized appreciation (depreciation) of:
Investments	64,711,190	71,258,646	23,297,693	2,997,444
Foreign currencies	210,443	75,561	400,793	8,581
Foreign currency exchange contracts	(101,771)	(110,977)	870	(1,067)
Net change in unrealized appreciation (depreciation)	64,819,862	71,223,230	23,699,356	3,004,958
Net Realized and Unrealized Gain	51,701,931	55,638,797	31,114,472	3,112,348

Net Increase In Net Assets
Resulting from Operations	$57,168,405	$62,264,918	$33,230,218	$3,165,205

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Statements of changes in net assets

Delaware Pooled® Trust

	The				The
	Large-Cap		The		Large-Cap
	Value Equity		Select 20		Growth Equity
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/13	10/31/12	4/30/13	10/31/12	4/30/13	10/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$224,589	$164,931	$467,409	$(19,168)	$942,588	$471,372
Net realized gain (loss)	298,777	231,924	(2,937,213)	2,202,623	11,677,753	16,618,289
Net change in unrealized
appreciation (depreciation)	3,164,487	775,932	14,151,924	8,843,677	14,002,515	11,322,232
Net increase in net assets
resulting from operations	3,687,853	1,172,787	11,682,120	11,027,132	26,622,856	28,411,893

Dividends and Distributions to
Shareholders from:
Net investment income	(173,059)	(149,499)	(249,320)	(15,848)	(991,897)	(450,961)
Net realized gain	—	—	(1,994,562)	—	—	—
	(173,059)	(149,499)	(2,243,882)	(15,848)	(991,897)	(450,961)
Capital Share Transactions:
Proceeds from shares sold	52,135,265	605,768	39,101,990	90,036,441	10,936,291	63,467,089
Net asset value of shares issued upon
reinvestment of dividends and distributions	152,270	147,498	2,066,753	11,750	888,530	381,424
	52,287,535	753,266	41,168,743	90,048,191	11,824,821	63,848,513
Cost of shares redeemed	(11,250)	—	(6,115,275)	(22,526,515)	(21,031,148)	(45,873,085)
Increase (decrease) in net assets derived
from capital share transactions	52,276,285	753,266	35,053,468	67,521,676	(9,206,327)	17,975,428

Net Increase In Net Assets	55,791,079	1,776,554	44,491,706	78,532,960	16,424,632	45,936,360

Net Assets:
Beginning of period	8,417,322	6,640,768	124,510,891	45,977,931	216,467,481	170,531,121
End of period	$64,208,401	$8,417,322	$169,002,597	$124,510,891	$232,892,113	$216,467,481

Undistributed net investment income	$186,856	$135,326	$218,089	$—	$395,546	$444,855

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       61

Statements of changes in net assets

Delaware Pooled® Trust

	The		The		The
	Focus Smid-Cap		Real Estate		Core Focus
	Growth Equity		Investment Trust		Fixed Income
	Portfolio		Portfolio II		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/13	10/31/12	4/30/13	10/31/12	4/30/13	10/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$(13,182)	$(22,521)	$47,736	$37,756	$40,981	$119,812
Net realized gain (loss)	(963,908)	571,916	209,105	346,919	(4,391)	294,666
Net change in unrealized
appreciation (depreciation)	6,128,935	121,263	359,788	38,559	13,177	39,838
Net increase in net assets
resulting from operations	5,151,845	670,658	616,629	423,234	49,767	454,316

Dividends and Distributions to
Shareholders from:
Net investment income	—	(11,997)	(51,743)	(20,364)	(146,164)	(201,820)
Net realized gain	(355,678)	—	—	—	(257,199)	—
	(355,678)	(11,997)	(51,743)	(20,364)	(403,363)	(201,820)
Capital Share Transactions:
Proceeds from shares sold	36,050,000	3,845,500	—	3	—	3,153,296
Net asset value of shares issued upon
reinvestment of dividends and distributions	333,339	10,558	51,743	20,364	403,363	201,820
	36,383,339	3,856,058	51,743	20,367	403,363	3,355,116
Cost of shares redeemed	(3,778,129)	(3,383,510)	—	—	—	(3,500,000)
Increase (decrease) in net assets derived
from capital share transactions	32,605,210	472,548	51,743	20,367	403,363	(144,884)

Net Increase In Net Assets	37,401,377	1,131,209	616,629	423,237	49,767	107,612

Net Assets:
Beginning of period	17,852,593	16,721,384	3,533,497	3,110,260	6,332,470	6,224,858
End of period	$55,253,970	$17,852,593	$4,150,126	$3,533,497	$6,382,237	$6,332,470

Undistributed (distributions in excess of)
net investment income	$—	$(23,667)	$33,503	$37,510	$32,709	$124,631
See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

	The		The		The
	High-Yield		Core Plus		International
	Bond		Fixed Income		Equity
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/13	10/31/12	4/30/13	10/31/12	4/30/13	10/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$3,914,608	$5,555,541	$733,456	$1,828,861	$5,466,474	$19,018,480
Net realized gain (loss)	1,119,981	(308,276)	759,712	1,157,610	(13,117,931)	(5,413,723)
Net change in unrealized
appreciation (depreciation)	4,292,588	5,307,798	(507,950)	1,426,030	64,819,862	(5,395,430)
Net increase in net assets
resulting from operations	9,327,177	10,555,063	985,218	4,412,501	57,168,405	8,209,327

Dividends and Distributions to
Shareholders from:
Net investment income	(6,283,328)	(4,332,406)	(1,823,382)	(1,548,743)	(18,294,751)	(23,845,189)
	(6,283,328)	(4,332,406)	(1,823,382)	(1,548,743)	(18,294,751)	(23,845,189)
Capital Share Transactions:
Proceeds from shares sold	17,444,003	50,842,955	—	4,314,545	24,858,175	45,805,783
Net asset value of shares issued upon
reinvestment of dividends and distributions	5,353,412	4,332,405	1,823,381	1,548,742	12,102,585	14,607,714
	22,797,415	55,175,360	1,823,381	5,863,287	36,960,760	60,413,497
Cost of shares redeemed	(7,368,444)	(6,190,646)	(10,780,575)	(2,265,000)	(67,699,688)	(166,059,657)
Increase (decrease) in net assets derived
from capital share transactions	15,428,971	48,984,714	(8,957,194)	3,598,287	(30,738,928)	(105,646,160)

Net Increase (Decrease) In Net Assets	18,472,820	55,207,371	(9,795,358)	6,462,045	8,134,726	(121,282,022)

Net Assets:
Beginning of period	113,047,646	57,840,275	60,313,103	53,851,058	467,827,142	589,109,164
End of period	$131,520,466	$113,047,646	$50,517,745	$60,313,103	$475,961,868	$467,827,142

Undistributed net investment income	$2,793,009	$4,937,564	$448,856	$1,450,407	$4,080,275	$17,315,130

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       63

Statements of changes in net assets

Delaware Pooled® Trust

	The		The		The
	Labor Select		Emerging		Emerging
	International Equity		Markets		Markets
	Portfolio		Portfolio		Portfolio II
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/13	10/31/12	4/30/13	10/31/12	4/30/13	10/31/12
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$6,626,121	$18,666,270	$2,115,746	$8,208,607	$52,857	$176,815
Net realized gain (loss)	(15,584,433)	(4,098,035)	7,415,116	23,987,690	107,390	(220,779)
Net change in unrealized
appreciation (depreciation)	71,223,230	(4,327,766)	23,699,356	8,152,312	3,004,958	(258,933)
Net increase (decrease) in net assets
resulting from operations	62,264,918	10,240,469	33,230,218	40,348,609	3,165,205	(302,897)

Dividends and Distributions to
Shareholders from:
Net investment income	(17,220,981)	(22,684,826)	(7,465,935)	(11,672,380)	(149,047)	(234,141)
Net realized gain on investments	—	—	(5,123,069)	(42,338,904)	—	(527,349)
	(17,220,981)	(22,684,826)	(12,589,004)	(54,011,284)	(149,047)	(761,490)
Capital Share Transactions:
Proceeds from shares sold	13,500,002	9,369,021	67,800,893	64,985,419	6,118,797	14,650,019
Purchase reimbursement fees	—	—	307,258	289,564	—	—
Net asset value of shares issued upon
reinvestment of dividends and distributions	17,196,165	22,684,825	11,314,104	50,816,576	149,047	761,490
	30,696,167	32,053,846	79,422,255	116,091,559	6,267,844	15,411,509
Cost of shares redeemed	(51,747,645)	(82,724,173)	(10,315,895)	(317,967,106)	—	—
Redemption reimbursement fees	—	—	54,858	820,953	—	—
	(51,747,645)	(82,724,173)	(10,261,037)	(317,146,153)	—	—
Increase (decrease) in net assets derived
from capital share transactions	(21,051,478)	(50,670,327)	69,161,218	(201,054,594)	6,267,844	15,411,509

Net Increase (Decrease) In Net Assets	23,992,459	(63,114,684)	89,802,432	(214,717,269)	9,284,002	14,347,122

Net Assets:
Beginning of period	509,527,439	572,642,123	316,809,326	531,526,595	29,686,114	15,338,992
End of period	$533,519,898	$509,527,439	$406,611,758	$316,809,326	$38,970,116	$29,686,114

Undistributed (distributions in excess of)
net investment income	$5,139,650	$15,977,834	$1,963,381	$7,397,868	$(93,103)	$12,133

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Financial highlights

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
	(Unaudited)
Net asset value, beginning of period	$18.970	$16.570	$15.130	$13.290	$12.190	$22.370

Income (loss) from investment operations:
Net investment income[2]	0.192	0.394	0.346	0.343	0.354	0.403
Net realized and unrealized gain (loss)	3.038	2.379	1.579	1.851	1.067	(8.186)
Total from investment operations	3.230	2.773	1.925	2.194	1.421	(7.783)

Less dividends and distributions from:
Net investment income	(0.390)	(0.373)	(0.485)	(0.354)	(0.321)	(0.613)
Net realized gain	—	—	—	—	—	(1.784)
Total dividends and distributions	(0.390)	(0.373)	(0.485)	(0.354)	(0.321)	(2.397)

Net asset value, end of period	$21.810	$18.970	$16.570	$15.130	$13.290	$12.190

Total return[3]	17.29%	17.12%	12.98%	16.80%	12.12%	(38.48% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,208	$8,417	$6,641	$6,592	$10,105	$8,988
Ratio of expenses to average net assets	0.68%	0.70%	0.70%	0.70%	0.69%	0.68%
Ratio of expenses to average net assets
prior to fees waived	0.77%	1.09%	1.24%	1.02%	0.98%	1.16%
Ratio of net investment income to average net assets	1.87%	2.21%	2.15%	2.46%	2.99%	2.43%
Ratio of net investment income to average net assets
prior to fees waived	1.78%	1.82%	1.61%	2.14%	2.70%	1.95%
Portfolio turnover	5%	14%	133%	42%	26%	34%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       65

Financial highlights

Delaware Pooled® Trust — The Select 20 Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/13[1]	10/31/12	10/31/11		10/31/10		10/31/09	10/31/08
	(Unaudited)
Net asset value, beginning of period	$8.140	$6.960	$6.040		$4.980		$4.040	$6.880

Income (loss) from investment operations:
Net investment income (loss)[1]	0.028	(0.002)	0.003		(0.019)		(0.012)	0.008
Net realized and unrealized gain (loss)	0.686	1.184	0.917		1.079		0.959	(2.848)
Total from investment operations	0.714	1.182	0.920		1.060		0.947	(2.840)

Less dividends and distributions from:
Net investment income	(0.016)	(0.002)	—		—		(0.004)	—
Net realized gain	(0.128)	—	—		—		—	—
Return of capital	—	—	—		—		(0.003)	—
Total dividends and distributions	(0.144)	(0.002)	—		—		(0.007)	—

Net asset value, end of period	$8.710	$8.140	$6.960		$6.040		$4.980	$4.040

Total return[2]	8.88%	16.99%	15.23%		21.29%		23.51%	(41.28% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$169,003	$124,511	$45,978		$11,463		$10,204	$8,933
Ratio of expenses to average net assets	0.85%	0.86%	0.89%		0.89%		0.89%	0.89%
Ratio of expenses to average net assets
prior to fees waived	0.85%	0.87%	1.02%		1.24%		1.18%	1.64%
Ratio of net investment income (loss) to average net assets	0.66%	(0.02% )	0.04%		(0.35%	)	(0.29% )	0.15%
Ratio of net investment income (loss) to average net assets
prior to fees waived	0.66%	(0.03% )	(0.09%	)	(0.70%	)	(0.58% )	(0.60% )
Portfolio turnover	11%	42%	26%		80%		53%	61%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
	(Unaudited)
Net asset value, beginning of period	$11.470	$9.880	$8.900	$7.350	$6.220	$10.560

Income (loss) from investment operations:
Net investment income[2]	0.051	0.027	0.053	0.008	0.020	0.018
Net realized and unrealized gain (loss)	1.382	1.589	0.962	1.559	1.135	(4.256)
Total from investment operations	1.433	1.616	1.015	1.567	1.155	(4.238)

Less dividends and distributions from:
Net investment income	(0.053)	(0.026)	(0.035)	(0.017)	(0.025)	(0.014)
Net realized gain	—	—	—	—	—	(0.088)
Total dividends and distributions	(0.053)	(0.026)	(0.035)	(0.017)	(0.025)	(0.102)

Net asset value, end of period	$12.850	$11.470	$9.880	$8.900	$7.350	$6.220

Total return[3]	12.54%	16.40%	11.43%	21.35%	18.51%	(40.50% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$232,892	$216,467	$170,531	$244,124	$251,017	$258,526
Ratio of expenses to average net assets	0.64%	0.65%	0.64%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets
prior to fees waived	0.64%	0.65%	0.64%	0.65%	0.66%	0.65%
Ratio of net investment income to average net assets	0.84%	0.25%	0.55%	0.10%	0.32%	0.20%
Ratio of net investment income to average net assets
prior to fees waived	0.84%	0.25%	0.55%	0.10%	0.31%	0.20%
Portfolio turnover	13%	40% [4]	19%	22%	30%	38%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       67

Financial highlights

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/13[1]	10/31/12	10/31/11	10/31/10		10/31/09	10/31/08
	(Unaudited)
Net asset value, beginning of period	$15.500	$14.810	$12.290	$8.710		$6.580	$11.360

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.005)	(0.022)	0.079	(0.031)		0.013	0.056
Net realized and unrealized gain (loss)	2.206	0.723	2.547	3.611		2.173	(4.079)
Total from investment operations	2.201	0.701	2.626	3.580		2.186	(4.023)

Less dividends and distributions from:
Net investment income	—	(0.011)	(0.106)	—		(0.056)	(0.031)
Net realized gain	(0.221)	—	—	—		—	(0.726)
Total dividends and distributions	(0.221)	(0.011)	(0.106)	—		(0.056)	(0.757)

Net asset value, end of period	$17.480	$15.500	$14.810	$12.290		$8.710	$6.580

Total return[3]	14.36%	4.74%	21.44%	41.10%		33.07%	(37.44% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55,254	$17,853	$16,721	$4,613		$3,450	$4,305
Ratio of expenses to average net assets	0.87%	0.92%	0.92%	0.92%		0.92%	0.92%
Ratio of expenses to average net assets
prior to fees waived	0.88%	0.94%	1.05%	1.44%		1.48%	1.12%
Ratio of net investment income (loss) to average net assets	(0.06% )	(0.14% )	0.54%	(0.30%	)	0.19%	0.63%
Ratio of net investment income (loss) to average net assets
prior to fees waived	(0.07% )	(0.16% )	0.41%	(0.82%	)	(0.37% )	0.43%
Portfolio turnover	15%	44%	16%	86%		51%	43%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
	(Unaudited)
Net asset value, beginning of period	$7.240	$6.410	$5.790	$4.260	$4.680	$13.600

Income (loss) from investment operations:
Net investment income[2]	0.097	0.077	0.063	0.090	0.129	0.157
Net realized and unrealized gain (loss)	1.149	0.795	0.641	1.561	(0.290)	(3.806)
Total from investment operations	1.246	0.872	0.704	1.651	(0.161)	(3.649)

Less dividends and distributions from:
Net investment income	(0.106)	(0.042)	(0.084)	(0.121)	(0.259)	(0.124)
Net realized gain	—	—	—	—	—	(5.147)
Total dividends and distributions	(0.106)	(0.042)	(0.084)	(0.121)	(0.259)	(5.271)

Net asset value, end of period	$8.380	$7.240	$6.410	$5.790	$4.260	$4.680

Total return[3]	17.44%	13.72%	12.37%	39.51%	(2.62% )	(37.42% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,150	$3,533	$3,110	$2,766	$5,231	$5,346
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.91%	0.86%
Ratio of expenses to average net assets
prior to fees waived	1.70%	1.76%	2.03%	1.81%	1.53%	1.20%
Ratio of net investment income to average net assets	2.57%	1.11%	1.03%	1.82%	3.57%	2.27%
Ratio of net investment income (loss) to average net assets
prior to fees waived	1.82%	0.30%	(0.05% )	0.96%	2.95%	1.93%
Portfolio turnover	47%	88%	138%	192%	169%	121%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       69

Financial highlights

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
	(Unaudited)
Net asset value, beginning of period	$10.090	$9.750	$9.440	$9.120	$8.150	$9.140

Income (loss) from investment operations:
Net investment income[2]	0.062	0.165	0.234	0.284	0.414	0.403
Net realized and unrealized gain (loss)	0.011	0.491	0.355	0.456	0.968	(0.753)
Total from investment operations	0.073	0.656	0.589	0.740	1.382	(0.350)

Less dividends and distributions from:
Net investment income	(0.233)	(0.316)	(0.279)	(0.420)	(0.412)	(0.640)
Net realized gain	(0.410)	—	—	—	—	—
Total dividends and distributions	(0.643)	(0.316)	(0.279)	(0.420)	(0.412)	(0.640)

Net asset value, end of period	$9.520	$10.090	$9.750	$9.440	$9.120	$8.150

Total return[3]	0.82%	6.93%	6.49%	8.46%	17.41%	(4.13% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,382	$6,332	$6,225	$19,208	$20,550	$30,111
Ratio of expenses to average net assets	0.43%	0.43%	0.43%	0.43%	0.43%	0.42%
Ratio of expenses to average net assets
prior to fees waived	1.25%	1.05%	0.96%	0.76%	0.71%	0.63%
Ratio of net investment income to average net assets	1.31%	1.68%	2.53%	3.13%	4.94%	4.63%
Ratio of net investment income to average net assets
prior to fees waived	0.49%	1.06%	2.00%	2.80%	4.66%	4.39%
Portfolio turnover	272%	586%	535%	437%	299%	359%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The High-Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
	(Unaudited)
Net asset value, beginning of period	$8.350	$7.830	$8.110	$7.350	$5.580	$8.060

Income (loss) from investment operations:
Net investment income[2]	0.270	0.592	0.613	0.691	0.656	0.590
Net realized and unrealized gain (loss)	0.370	0.511	(0.274)	0.731	1.634	(2.492)
Total from investment operations	0.640	1.103	0.339	1.422	2.290	(1.902)

Less dividends and distributions from:
Net investment income	(0.450)	(0.583)	(0.619)	(0.662)	(0.520)	(0.578)
Total dividends and distributions	(0.450)	(0.583)	(0.619)	(0.662)	(0.520)	(0.578)

Net asset value, end of period	$8.540	$8.350	$7.830	$8.110	$7.350	$5.580

Total return[3]	7.96%	15.31%	4.52%	20.85%	46.38%	(25.30% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$131,520	$113,048	$57,840	$29,437	$23,617	$19,814
Ratio of expenses to average net assets	0.56%	0.58%	0.59%	0.59%	0.59%	0.54%
Ratio of expenses to average net assets
prior to fees waived	0.56%	0.58%	0.60%	0.74%	0.78%	0.77%
Ratio of net investment income to average net assets	6.53%	7.53%	7.82%	9.29%	11.05%	8.25%
Ratio of net investment income to average net assets
prior to fees waived	6.53%	7.53%	7.81%	9.14%	10.86%	8.02%
Portfolio turnover	38%	68%	77%	144%	119%	132%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       71

Financial highlights

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
	(Unaudited)
Net asset value, beginning of period	$10.540	$10.050	$10.130	$9.700	$8.290	$9.540

Income (loss) from investment operations:
Net investment income[2]	0.145	0.320	0.369	0.463	0.506	0.467
Net realized and unrealized gain (loss)	0.048	0.460	0.081	0.660	1.474	(0.991)
Total from investment operations	0.193	0.780	0.450	1.123	1.980	(0.524)

Less dividends and distributions from:
Net investment income	(0.383)	(0.290)	(0.530)	(0.693)	(0.570)	(0.726)
Total dividends and distributions	(0.383)	(0.290)	(0.530)	(0.693)	(0.570)	(0.726)

Net asset value, end of period	$10.350	$10.540	$10.050	$10.130	$9.700	$8.290

Total return[3]	1.91%	7.95%	4.80%	12.05%	25.55%	(5.91% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,518	$60,313	$53,851	$50,305	$53,603	$111,496
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%	0.42%
Ratio of expenses to average net assets
prior to fees waived	0.68%	0.62%	0.64%	0.65%	0.61%	0.57%
Ratio of net investment income to average net assets	2.85%	3.14%	3.77%	4.80%	5.95%	5.19%
Ratio of net investment income to average net assets
prior to fees waived	2.62%	2.97%	3.58%	4.60%	5.79%	5.03%
Portfolio turnover	172%	327%	273%	239%	218%	315%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
	(Unaudited)
Net asset value, beginning of period	$12.840	$13.120	$13.680	$12.980	$14.480	$27.200

Income (loss) from investment operations:
Net investment income[2]	0.159	0.441	0.471	0.406	0.382	0.757
Net realized and unrealized gain (loss)	1.498	(0.183)	(0.596)	0.712	1.296	(10.746)
Total from investment operations	1.657	0.258	(0.125)	1.118	1.678	(9.989)

Less dividends and distributions from:
Net investment income	(0.537)	(0.538)	(0.435)	(0.418)	(1.383)	(0.574)
Net realized gain	—	—	—	—	(1.795)	(2.157)
Total dividends and distributions	(0.537)	(0.538)	(0.435)	(0.418)	(3.178)	(2.731)

Net asset value, end of period	$13.960	$12.840	$13.120	$13.680	$12.980	$ 14.480

Total return[3]	13.39%	2.26%	(0.88% )	8.77%	16.11%	(40.40% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$475,962	$467,827	$589,109	$809,011	$913,056	$1,086,795
Ratio of expenses to average net assets	0.88%	0.85%	0.77%	0.87%	0.88%	0.87%
Ratio of net investment income to average net assets	2.46%	3.56%	3.48%	3.18%	3.35%	3.58%
Portfolio turnover	9%	16%[4]	22%	18%	18%	9%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4] Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       73

Financial highlights

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months Ended	Year Ended
	4/30/13[1] (Unaudited)	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
Net asset value, beginning of period	$12.650	$12.920	$13.570	$12.930	$12.410	$24.530

Income (loss) from investment operations:
Net investment income[2]	0.163	0.441	0.451	0.390	0.364	0.647
Net realized and unrealized gain (loss)	1.387	(0.176)	(0.695)	0.626	1.445	(9.221)
Total from investment operations	1.550	0.265	(0.244)	1.016	1.809	(8.574)

Less dividends and distributions from:
Net investment income	(0.420)	(0.535)	(0.406)	(0.376)	(0.869)	(0.473)
Net realized gain	—	—	—	—	(0.420)	(3.073)
Total dividends and distributions	(0.420)	(0.535)	(0.406)	(0.376)	(1.289)	(3.546)

Net asset value, end of period	$13.780	$12.650	$12.920	$13.570	$12.930	$12.410

Total return[3]	12.57%	2.40%	(1.79% )	8.00%	16.76%	(40.31% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$533,520	$509,527	$572,642	$740,952	$797,718	$639,519
Ratio of expenses to average net assets	0.87%	0.87%	0.85%	0.87%	0.88%	0.87%
Ratio of net investment income to average net assets	2.56%	3.59%	3.37%	3.07%	3.26%	3.59%
Portfolio turnover	8%	17%	20%	13%	11%	10%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
	(Unaudited)
Net asset value, beginning of period	$10.160	$10.510	$11.420	$9.430	$7.580	$18.780

Income (loss) from investment operations:
Net investment income[2]	0.063	0.177	0.266	0.259	0.200	0.347
Net realized and unrealized gain (loss)	0.969	0.467	(0.873)	1.926	3.208	(7.707)
Total from investment operations	1.032	0.644	(0.607)	2.185	3.408	(7.360)

Less dividends and distributions from:
Net investment income	(0.239)	(0.220)	(0.330)	(0.212)	(0.303)	(0.402)
Net realized gain	(0.164)	(0.798)	—	—	(1.268)	(3.447)
Total dividends and distributions	(0.403)	(1.018)	(0.330)	(0.212)	(1.571)	(3.849)

Reimbursement fees:
Purchase reimbursement fees[2,3]	0.009	0.006	0.005	0.009	0.002	0.002
Redemption reimbursement fees[2,3]	0.002	0.018	0.022	0.008	0.011	0.007
	0.011	0.024	0.027	0.017	0.013	0.009

Net asset value, end of period	$10.800	$10.160	$10.510	$11.420	$9.430	$7.580

Total return[4]	10.41%	7.81%	(5.22% )	23.79%	57.05%	(48.23% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$406,612	$316,809	$531,527	$750,190	$597,638	$469,392
Ratio of expenses to average net assets	1.20%	1.20%	1.14%	1.17%	1.16%	1.15%
Ratio of net investment income to average net assets	1.20%	1.80%	2.41%	2.57%	2.71%	2.66%
Portfolio turnover	16%	38%[5]	39%	39%	40%	43%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee, which are retained by the Portfolio.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and redemption reimbursement fee.
[5] Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

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Financial highlights

Delaware Pooled® Trust — The Emerging Markets Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months	Year	Year	6/23/10[2]
	Ended	Ended	Ended	to
	4/30/13[1]	10/31/12	10/31/11	10/31/10
	(Unaudited)
Net asset value, beginning of period	$8.170	$8.550	$9.660	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.014	0.070	0.089	0.019
Net realized and unrealized gain (loss)	0.827	(0.028)	(1.099)	1.141
Total from investment operations	0.841	0.042	(1.010)	1.160

Less dividends and distributions from:
Net investment income	(0.041)	(0.128)	(0.026)	—
Net realized gain	—	(0.294)	(0.074)	—
Total dividends and distributions	(0.041)	(0.422)	(0.100)	—

Net asset value, end of period	$8.970	$8.170	$8.550	$9.660

Total return[4]	10.32%	0.89%	(10.58% )	13.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,970	$29,686	$15,339	$11,364
Ratio of expenses to average net assets	1.20%	1.20%	1.25%	1.40%
Ratio of expenses to average net assets
prior to fees waived	1.33%	1.41%	1.64%	2.17%
Ratio of net investment income to average net assets	0.33%	0.87%	0.94%	0.59%
Ratio of net investment income (loss) to average net assets
prior to fees waived	0.20%	0.66%	0.55%	(0.18% )
Portfolio turnover	6%	12%	23%	9%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

2013 Semiannual report • Delaware Pooled Trust

Notes to financial statements

Delaware Pooled® Trust
April 30, 2013 (Unaudited)

Delaware Pooled® Trust (Trust) is organized as a Delaware statutory trust and offers 13 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, and The Emerging Markets Portfolio II (each, a Portfolio, or collectively, Portfolios). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Select 20 Portfolio and The Real Estate Investment Trust II Portfolio which are nondiversified. Each Portfolio offers one class of shares.

The investment objective of The Large-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Select 20 Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek capital appreciation.

The investment objective of The Focus Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective.

The investment objective of The Core Focus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Emerging Markets Portfolio II is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolios may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2013 Semiannual report • Delaware Pooled Trust

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Notes to financial statements

Delaware Pooled® Trust

1. Significant Accounting Policies (continued)

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolios’ tax positions taken for all open federal income tax years (Oct. 31, 2009 – Oct. 31, 2012, as applicable), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. In regard to foreign taxes only, the Portfolios have open tax years in certain foreign countries they invest in that may date back to the inception of the Portfolios.

Repurchase Agreements — Each Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

To Be Announced Trades — The Portfolios may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Portfolios’ ability to manage their investment portfolios and meet redemption requests. These transactions involve a commitment by the Portfolios to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolios on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolios’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the statements of changes in net assets.

2013 Semiannual report • Delaware Pooled Trust

Other — Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character for The Real Estate Investment Trust Portfolio II. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates.

Each Portfolio declares and pays dividends from net investment income, if any, annually. All Portfolios declare and pay distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. Each Portfolio may distribute more frequently, if necessary for tax purposes.

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. The total commission rebates for the six months ended April 30, 2013 are as follows:

Commission Rebates
The Select 20 Portfolio	$2,804
The Large-Cap Growth Equity Portfolio	491

The Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2013.

The Portfolios may receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee, which is calculated daily based on the average daily net assets of each Portfolio.

DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse each Portfolio (except for The International Equity Portfolio, The Labor Select International Equity Portfolio and The Emerging Markets Portfolio) to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations) do not exceed specified percentages of average daily net assets of each Portfolio until Feb. 28, 2014. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios.

2013 Semiannual report • Delaware Pooled Trust

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Notes to financial statements

Delaware Pooled® Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2013 are as follows:

		Contractual
		operating expense
	Management	limitation as
	fee as a percentage	a percentage
	of average daily	of average daily
	net assets (per annum)	net assets (per annum)†
The Large-Cap Value Equity Portfolio	0.55%	0.70%
The Select 20 Portfolio	0.75%	0.89%
The Large-Cap Growth Equity Portfolio	0.55%	0.65%
The Focus Smid-Cap Growth Equity Portfolio	0.75%	0.92%
The Real Estate Investment Trust Portfolio II	0.75%	0.95%
The Core Focus Fixed Income Portfolio	0.40%	0.43%
The High-Yield Bond Portfolio	0.45%	0.59%
The Core Plus Fixed Income Portfolio	0.43%	0.45%
The International Equity Portfolio	0.75%	—
The Labor Select International Equity Portfolio	0.75%	—
The Emerging Markets Portfolio	1.00%	—
The Emerging Markets Portfolio II	1.00%	1.20%

†These operating expense limitations exclude certain expenses, such as 12b- fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations.

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio and The Emerging Markets Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets.

Sub-advisory fee as a
percentage of average daily
net assets (per annum)
The International Equity Portfolio	0.36%
The Labor Select International Equity Portfolio	0.30%
The Emerging Markets Portfolio	0.75%

2013 Semiannual report • Delaware Pooled Trust

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Portfolios. For these services, the Portfolios pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2013, the Portfolios were charged for these services as follows:

The Large-Cap Value Equity Portfolio	$583
The Select 20 Portfolio	3,417
The Large-Cap Growth Equity Portfolio	5,452
The Focus Smid-Cap Growth Equity Portfolio	979
The Real Estate Investment Trust Portfolio II	90
The Core Focus Fixed Income Portfolio	152
The High-Yield Bond Portfolio	2,908
The Core Plus Fixed Income Portfolio	1,249
The International Equity Portfolio	10,799
The Labor Select International Equity Portfolio	12,575
The Emerging Markets Portfolio	8,520
The Emerging Markets Portfolio II	764

DSC is also the transfer agent and dividend disbursing agent of the Portfolios. The Portfolios pay DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Portfolios. Sub-transfer agency fees are passed on to and paid directly by the Portfolios.

At April 30, 2013, each Portfolio had receivables due from or liabilities payable to affiliates as follows:

		Dividend
		disbursing,
		transfer
		agent and
		fund accounting		Receivable
		oversight		from DMC
	Investment management	fees, and	Other expenses	under
	fee payable to	other expenses	payable to	expense limitation
	DMC	payable to DSC	DMC and affiliates*	agreement
The Large-Cap Value Equity Portfolio	$28,405	$637	$1,004	$—
The Select 20 Portfolio	101,773	1,674	2,554	—
The Large-Cap Growth Equity Portfolio	104,442	2,343	3,840	—
The Focus Smid-Cap Growth Equity Portfolio	33,257	547	934	—
The Real Estate Investment Trust Portfolio II	127	41	65	—
The Core Focus Fixed Income Portfolio	—	64	114	3,101
The High-Yield Bond Portfolio	48,036	1,317	1,998	—
The Core Plus Fixed Income Portfolio	6,410	511	810	—
The International Equity Portfolio	283,911	4,670	7,167	—
The Labor Select International Equity Portfolio	316,624	5,209	8,179	—
The Emerging Markets Portfolio	325,498	4,016	6,361	—
The Emerging Markets Portfolio II	12,815	335	531	—

*DMC, as part of its administrative services, pays operating expenses on behalf of the Portfolios and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees, and trustees’ fees.

2013 Semiannual report • Delaware Pooled Trust

(continues)       81

Notes to financial statements

Delaware Pooled® Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Portfolios bear the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates’ employees. For the six months ended April 30, 2013, the Portfolios were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

The Large-Cap Value Equity Portfolio	$1,024
The Select 20 Portfolio	5,493
The Large-Cap Growth Equity Portfolio	8,803
The Focus Smid-Cap Growth Equity Portfolio	1,712
The Real Estate Investment Trust Portfolio II	150
The Core Focus Fixed Income Portfolio	272
The High-Yield Bond Portfolio	4,596
The Core Plus Fixed Income Portfolio	2,009
The International Equity Portfolio	17,146
The Labor Select International Equity Portfolio	19,936
The Emerging Markets Portfolio	13,796
The Emerging Markets Portfolio II	1,231

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

3. Investments

For the six months ended April 30, 2013, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
	securities	securities	securities	securities
The Large-Cap Value Equity Portfolio	$50,982,730	$—	$1,195,932	$—
The Select 20 Portfolio	32,097,048	—	14,974,904	—
The Large-Cap Growth Equity Portfolio	28,062,794	—	37,266,692	—
The Focus Smid-Cap Growth Equity Portfolio	37,256,011	—	5,765,395	—
The Real Estate Investment Trust Portfolio II	1,711,844	—	1,705,545	—
The Core Focus Fixed Income Portfolio	9,824,024	5,868,677	9,756,585	6,351,334
The High-Yield Bond Portfolio	59,263,268	—	42,849,031	—
The Core Plus Fixed Income Portfolio	72,696,620	12,313,795	79,197,446	14,155,938
The International Equity Portfolio	39,925,634	—	86,323,170	—
The Labor Select International Equity Portfolio	39,699,053	—	79,211,815	—
The Emerging Markets Portfolio	107,736,144	—	54,248,952	—
The Emerging Markets Portfolio II	8,129,453	—	1,880,002	—

2013 Semiannual report • Delaware Pooled Trust

At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2013, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

		Aggregate	Aggregate
	Cost of	unrealized	unrealized	Net unrealized
	investments	appreciation	depreciation	appreciation
The Large-Cap Value Equity Portfolio	$60,415,918	$3,953,668	$(246,850)	$3,706,818
The Select 20 Portfolio	144,145,310	28,924,056	(2,770,547)	26,153,509
The Large-Cap Growth Equity Portfolio	170,987,235	65,585,432	(3,240,291)	62,345,141
The Focus Smid-Cap Growth Equity Portfolio	48,390,550	8,966,166	(1,841,536)	7,124,630
The Real Estate Investment Trust Portfolio II	3,550,488	685,512	(90,637)	594,875
The Core Focus Fixed Income Portfolio	7,764,038	169,148	(31,902)	137,246
The High-Yield Bond Portfolio	124,217,576	7,937,371	(235,046)	7,702,325
The Core Plus Fixed Income Portfolio	57,467,505	2,343,856	(412,425)	1,931,431
The International Equity Portfolio	425,056,378	95,048,236	(40,814,644)	54,233,592
The Labor Select International Equity Portfolio	491,155,341	101,908,182	(59,581,578)	42,326,604
The Emerging Markets Portfolio	364,012,293	69,681,039	(24,496,355)	45,184,684
The Emerging Markets Portfolio II	41,788,292	4,796,825	(3,460,023)	1,336,802

U. S. GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Portfolios’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of The Large-Cap Value Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Total
Common Stock	$61,560,498	$—	$61,560,498
Short-Term Investments	—	2,562,238	2,562,238
Total	$61,560,498	$2,562,238	$64,122,736

2013 Semiannual report • Delaware Pooled Trust

(continues)       83

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Select 20 Portfolio’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Total
Common Stock	$151,777,068	$—	$151,777,068
Short-Term Investments	—	18,521,751	18,521,751
Total	$151,777,068	$18,521,751	$170,298,819

The following table summarizes the valuation of The Large-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$229,699,390	$—	$—	$229,699,390
Warrant	526,699	—	—	526,699
Short-Term Investments	—	2,864,506	—	2,864,506
Securities Lending Collateral	—	241,781	—	241,781
Total	$230,226,089	$3,106,287	$—	$233,332,376

The following table summarizes the valuation of The Focus Smid-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Total
Common Stock	$53,721,388	$—	$53,721,388
Short-Term Investments	—	1,793,792	1,793,792
Total	$53,721,388	$1,793,792	$55,515,180

The following table summarizes the valuation of The Real Estate Investment Trust Portfolio II’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Total
Common Stock	$4,020,751	$—	$4,020,751
Short-Term Investments	—	124,612	124,612
Total	$4,020,751	$124,612	$4,145,363

The following table summarizes the valuation of The Core Focus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities[1]	$—	$2,458,340	$4,999	$2,463,339
Corporate Debt	—	1,635,666	—	1,635,666
Foreign Debt	—	50,732	—	50,732
U.S. Treasury Obligations	—	1,767,895	—	1,767,895
Preferred Stock	20,503	—	—	20,503
Short-Term Investments	—	1,962,170	—	1,962,170
Securities Lending Collateral	—	979	—	979
Total	$20,503	$7,875,782	$4,999	$7,901,284

1Security type is valued across multiple levels. The amount attributed to level 3 securities represents less than 1% of the total market value of this security type.

2013 Semiannual report • Delaware Pooled Trust

The following table summarizes the valuation of The High-Yield Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,420,918	$—	$—	$1,420,918
Corporate Debt	—	123,516,096	—	123,516,096
Convertible Preferred Stock	—	293,988	—	293,988
Preferred Stock[1]	941,420	789,525	—	1,730,945
Short-Term Investment	—	4,919,000	—	4,919,000
Securities Lending Collateral	—	38,954	—	38,954
Total	$2,362,338	$129,557,563	$—	$131,919,901

1Security type is valued across multiple levels. The amount attributed to level 1 securities and level 2 securities represents 54% and 46%, respectively, of the total market value of this security type.

The following table summarizes the valuation of The Core Plus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities[2]	$—	$16,677,708	$116,656	$16,794,364
Corporate Debt	—	26,339,335	—	26,339,335
Foreign Debt	—	2,386,783	—	2,386,783
U.S. Treasury Obligations	—	3,565,351	—	3,565,351
Convertible Preferred Stock[3]	32,957	54,717	—	87,674
Preferred Stock	208,755	—	—	208,755
Short-Term Investments	—	9,960,913	—	9,960,913
Securities Lending Collateral	—	55,761	—	55,761
Total	$241,712	$59,040,568	$116,656	$59,398,936

Foreign Currency Exchange Contracts	$—	$(9,615)	$—	$(9,615)
Futures Contracts	25,369	—	—	25,369
Swap Contracts	—	(11,981)	—	(11,981)

2Security type is valued across multiple levels. The amount attributed to level 3 securities represents less than 1% of the total market value of this security type.
3Security type is valued across multiple levels. The amount attributed to level 1 securities and level 2 securities represents 38% and 62%, respectively, of the total market value of this security type.

The following table summarizes the valuation of The International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$469,725,667	$—	$—	$469,725,667
Short-Term Investments	—	2,262,045	—	2,262,045
Securities Lending Collateral	—	7,302,258	—	7,302,258
Total	$469,725,667	$9,564,303	$—	$479,289,970

Foreign Currency Exchange Contracts	$—	$(123,732)	—	$(123,732)

The following table summarizes the valuation of The Labor Select International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$519,746,988	$—	$—	$519,746,988
Short-Term Investments	—	6,469,489	—	6,469,489
Securities Lending Collateral	—	7,265,468	—	7,265,468
Total	$519,746,988	$13,734,957	$—	$533,481,945

Foreign Currency Exchange Contracts	$—	$(143,009)	$—	$(143,009)

2013 Semiannual report • Delaware Pooled Trust

(continues)       85

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Emerging Market Portfolio’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock[1]	$370,730,873	$1,280,891	$—	$372,011,764
Preferred Stock	27,710,057	—	—	27,710,057
Short-Term Investments	—	6,380,358	—	6,380,358
Securities Lending Collateral	—	3,094,798	—	3,094,798
Total	$398,440,930	$10,756,047	$—	$409,196,977

Foreign Currency Exchange Contracts	$—	$1,074	$—	$1,074

1Security type is valued across multiple levels. The amount attributed to level 1 securities and level 2 securities represents 99% and 1%, respectively, of the total market value of this security type.

The following table summarizes the valuation of The Emerging Market Portfolio II’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock[2]	$37,760,332	$583,324	$—	$38,343,656
Preferred Stock	443,440	—	—	443,440
Short-Term Investments	—	2,338,000	—	2,338,000
Securities Lending Collateral	—	1,999,998	—	1,999,998
Total	$38,203,772	$4,921,322	$—	$43,125,094

Foreign Currency Exchange Contracts	$—	$(1,089)	$—	$(1,089)

2Security type is valued across multiple levels. The amount attributed to level 1 securities and level 2 securities represents 98% and 2%, respectively, of the total market value of this security type.

The securities deemed worthless on the Statements of net assets have been included as level 3 securities within the fair value hierarchy.

During the six months ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Portfolios. The Portfolios’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolios’ net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2013 and the year ended Oct. 31, 2012 was as follows:

	Ordinary	Long-term
	income	capital gain
Six months ended April 30, 2013*:
The Large-Cap Value Equity Portfolio	$173,059	$—
The Select 20 Portfolio	623,300	1,620,582
The Large-Cap Growth Equity Portfolio	991,897	—
The Focus Smid-Cap Growth Equity Portfolio	—	355,678
The Real Estate Investment Trust Portfolio II	51,743	—
The Core Focus Fixed Income Portfolio	336,240	67,123
The High-Yield Bond Portfolio	6,283,328	—
The Core Plus Fixed Income Portfolio	1,823,382	—
The International Equity Portfolio	18,294,751	—
The Labor Select International Equity Portfolio	17,220,981	—
The Emerging Markets Portfolio	7,465,935	5,123,069
The Emerging Markets Portfolio II	149,047	—

2013 Semiannual report • Delaware Pooled Trust

	Ordinary	Long-term
	income	capital gain
Year ended Oct. 31, 2012:
The Large-Cap Value Equity Portfolio	$149,499	$—
The Select 20 Portfolio	15,848	—
The Large-Cap Growth Equity Portfolio	450,961	—
The Focus Smid-Cap Growth Equity Portfolio	11,997	—
The Real Estate Investment Trust Portfolio II	20,364	—
The Core Focus Fixed Income Portfolio	201,820	—
The High-Yield Bond Portfolio	4,332,406	—
The Core Plus Fixed Income Portfolio	1,548,743	—
The International Equity Portfolio	23,845,189	—
The Labor Select International Equity Portfolio	22,684,826	—
The Emerging Markets Portfolio	11,672,380	42,338,904
The Emerging Markets Portfolio II	760,618	872

*Tax information for the six months ended April 30, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2013, the estimated components of net assets on a tax basis were as follows:

	The		The	The
	Large-Cap	The	Large-Cap	Focus Smid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$60,891,814	$147,497,361	$195,199,219	$49,454,369
Undistributed ordinary income	186,856	218,089	395,546	—
Capital loss carryforwards as of 10/31/12	(837,891)	(1,693,606)	(35,864,998)	(383,913)
Realized gains (losses) (11/1/12 – 4/30/13)	260,804	(3,172,756)	10,817,205	(941,116)
Unrealized appreciation	3,706,818	26,153,509	62,345,141	7,124,630
Net assets	$64,208,401	$169,002,597	$232,892,113	$55,253,970

	The	The	The	The
	Real Estate	Core Focus	High-Yield	Core Plus
	Investment Trust	Fixed Income	Bond	Fixed Income
	Portfolio II*	Portfolio	Portfolio	Portfolio
Shares of beneficial interest	$5,643,381	$6,235,544	$123,318,981	$49,173,247
Undistributed ordinary income	33,503	32,709	2,795,120	550,942
Capital loss carryforwards as of 10/31/12	(2,292,136)	—	(3,195,586)	(1,651,753)
Realized gains (losses) (11/1/12 – 4/30/13)	170,503	(24,404)	899,758	618,019
Other temporary differences	—	—	—	(111,949)
Unrealized appreciation	594,875	138,388	7,702,193	1,939,239
Net assets	$4,150,126	$6,382,237	$131,520,466	$50,517,745

2013 Semiannual report • Delaware Pooled Trust

(continues)       87

Notes to financial statements

Delaware Pooled® Trust

5. Components of Net Assets on a Tax Basis (continued)

	The	Labor Select	The	The
	International	International	Emerging	Emerging
	Equity	Equity	Markets	Markets
	Portfolio	Portfolio	Portfolio	Portfolio II
Shares of beneficial interest	$605,204,037	$595,762,821	$352,001,401	$37,698,407
Undistributed ordinary income	4,058,314	5,120,523	3,585,764	15,763
Undistributed long-term capital gain	—	—	6,155,412	—
Capital loss carryforwards as of 10/31/12	(173,821,750)	(93,382,184)	—	(195,075)
Realized gains (losses) (11/1/12 – 4/30/13)	(13,635,935)	(16,253,283)	—	116,436
Unrealized appreciation	54,157,202	42,272,021	44,869,181	1,334,585
Net assets	$475,961,868	$533,519,898	$406,611,758	$38,970,116

*The undistributed earnings for The Real Estate Investment Trust Portfolio II are estimated pending final notification of the tax character of distributions received from investments in Real Estate Investment Trusts.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark-to- market on forward foreign currency contracts, straddle loss deferrals, tax recognition of unrealized gain on passive foreign investment companies, contingent payment debt instruments, the tax treatment of market discount and premium on debt instruments, and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments, passive foreign investment companies, CDS and interest rate swaps, tax treatment of Brazilian taxes, gains/losses from redemptions in-kind and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For six months ended April 30, 2013, the following Portfolios recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Undistributed	Accumulated
	(distributions in excess of)	net realized	Paid-in
	net investment income (loss)	gain (loss)	Capital
The Select 20 Portfolio	$—	$14,123	$(14,123)
The Focus Smid-Cap Growth Equity Portfolio	36,849	232	(37,801)
The Core Focus Fixed Income Portfolio	13,261	(13,261)	—
The High-Yield Bond Portfolio	224,165	(224,165)	—
The Core Plus Fixed Income Portfolio	88,375	(88,375)	—
The International Equity Portfolio	(406,578)	406,578	—
The Labor Select International Equity Portfolio	(243,324)	243,324
The Emerging Markets Portfolio	(84,298)	84,298	—
The Emerging Markets Portfolio II	(9,046)	9,046	—
2013 Semiannual report • Delaware Pooled Trust

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains.

Capital loss carryforwards remaining at Oct. 31, 2012 for the following Portfolios will expire as follows:

	Year of expiration
	2016	2017	2018	Total
The Large-Cap Value Equity Portfolio	$86,681	$751,210	$—	$837,891
The Select 20 Portfolio	—	1,693,606	—	1,693,606
The Large-Cap Growth Equity Portfolio	—	33,672,045	2,192,953	35,864,998
The Focus Smid-Cap Growth Equity Portfolio	—	383,913	—	383,913
The Real Estate Investment Trust Portfolio II	748,336	1,521,902	21,898	2,292,136
The High-Yield Bond Portfolio	602,258	2,215,341	—	2,817,599
The Core Plus Fixed Income Portfolio	—	1,651,753	—	1,651,753
The International Equity Portfolio	—	156,031,998	13,859,481	169,891,479
The Labor Select International Equity Portfolio	—	71,586,349	18,475,802	90,062,151

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred by the following Portfolios that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
The High-Yield Bond Portfolio	$—	$377,987
The International Equity Portfolio	348,917	3,581,354
The Labor Select International Equity Portfolio	—	3,320,033
The Emerging Markets Portfolio II	153,461	41,614

For the six months ended April 30, 2013, the following Portfolios had capital gains (losses) which may reduce (increase) the capital loss carryforwards.

Capital
gain (loss)
The Large-Cap Value Equity Portfolio	$260,804
The Select 20 Portfolio	(3,172,756)
The Large-Cap Growth Equity Portfolio	10,817,205
The Focus Smid-Cap Growth Equity Portfolio	(941,116)
The Real Estate Investment Trust Portfolio II	170,503
The High-Yield Bond Portfolio	899,758
The Core Plus Fixed Income Portfolio	618,019
The International Equity Portfolio	(13,635,935)
The Labor Select International Equity Portfolio	(16,253,283)
The Emerging Markets Portfolio II	116,436

2013 Semiannual report • Delaware Pooled Trust

(continues)       89

Notes to financial statements

Delaware Pooled® Trust

6. Capital Shares

Transactions in capital shares were as follows:

			Shares issued
			upon reinvestment		Net
	Shares		of dividends	Shares	increase
	sold		and distributions	redeemed	(decrease)
Six months ended April 30, 2013:
The Large-Cap Value Equity Portfolio	2,492,955		7,881	(530)	2,500,306
The Select 20 Portfolio	4,581,578		251,429	(722,120)	4,110,887
The Large-Cap Growth Equity Portfolio	895,860		75,813	(1,718,948)	(747,275)
The Focus Smid-Cap Growth Equity Portfolio	2,215,001		21,232	(226,429)	2,009,804
The Real Estate Investment Trust Portfolio II	—		7,128	—	7,128
The Core Focus Fixed Income Portfolio	—		43,003	—	43,003
The High-Yield Bond Portfolio	2,096,312		661,732	(898,614)	1,859,430
The Core Plus Fixed Income Portfolio	—		179,998	(1,022,139)	(842,141)
The International Equity Portfolio	1,901,359		948,478	(5,198,215)	(2,348,378)
The Labor Select International Equity Portfolio	1,052,382		1,369,121	(3,983,277)	(1,561,774)
The Emerging Markets Portfolio	6,369,634		1,086,850	(968,919)	6,487,565
The Emerging Markets Portfolio II	690,438		17,351	—	707,789

Year ended Oct. 31, 2012:
The Large-Cap Value Equity Portfolio	33,823		9,116	—	42,939
The Select 20 Portfolio	11,672,512		1,679	(2,977,874)	8,696,317
The Large-Cap Growth Equity Portfolio	5,712,872		39,201	(4,139,049)	1,613,024
The Focus Smid-Cap Growth Equity Portfolio	246,180		748	(223,964)	22,964
The Real Estate Investment Trust Portfolio II	—	*	3,295	—	3,295
The Core Focus Fixed Income Portfolio	319,676		21,222	(352,255)	(11,357)
The High-Yield Bond Portfolio	6,356,298		604,241	(803,451)	6,157,088
The Core Plus Fixed Income Portfolio	434,435		156,438	(225,160)	365,713
The International Equity Portfolio	3,694,638		1,240,044	(13,393,678)	(8,458,996)
The Labor Select International Equity Portfolio	752,137		1,945,525	(6,740,855)	(4,043,193)
The Emerging Markets Portfolio	6,625,470		5,754,992	(31,797,749)	(19,417,287)
The Emerging Markets Portfolio II	1,741,437		100,160	—	1,841,597

*Less than one share

7. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments® Family of Funds (Participants), were participants in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Portfolios, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Portfolios had no amounts outstanding as of April 30, 2013 or at any time during the period then ended.

2013 Semiannual report • Delaware Pooled Trust

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolios’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The Core Plus Fixed Income, The Emerging Markets, and The Emerging Markets II Portfolios may use futures in the normal course of pursuing their investment objectives. Each Portfolio may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Portfolio because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — The Portfolios may buy or write options contracts for any number of reasons, including without limitation: to manage a Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. A Portfolio may buy or write call or put options on securities, financial indices, and foreign currencies. When a Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When a Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by a Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. A Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, a Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended April 30, 2013.

Swap Contracts — The Core Focus Fixed Income Portfolio, The High Yield Bond Portfolio and The Core Plus Fixed Income Portfolio may enter into credit default swap (CDS) contracts in accordance with their investment objectives. The Core Plus Fixed Income Portfolio may enter into interest rate swap contracts in accordance with its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Portfolios will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent quality by the manager.

2013 Semiannual report • Delaware Pooled Trust

(continues)       91

Notes to financial statements

Delaware Pooled® Trust

8. Derivatives (continued)

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by a Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2013, the Portfolios entered into CDS contracts as purchasers of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended April 30, 2013, the Portfolios did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if a Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. A Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of April 30, 2013 were as follows:

	The Core Plus Fixed Income Portfolio
	Asset Derivatives			Liability Derivatives
	Statement of Assets and			Statement of Assets and
	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Forward currency exchange contracts	Unrealized gain of foreign			Unrealized loss of foreign
(Foreign currency exchange contracts)	currency exchange contracts	$8,124		currency exchange contracts	$17,739
Interest rate contracts	Variation margin on			Variation margin on
(Futures contracts)	futures contracts	25,369	*	futures contracts	—
Credit and inflation contracts	Unrealized gain of credit			Unrealized loss of credit
(Swap contracts)	default and interest rate			default and interest rate
	swap contracts	1,025		swap contracts	26,493
Total		$34,518			$44,232

*Includes cumulative appreciation or depreciation of futures contracts from the date the contracts are opened through April 30, 2013. Only current day variation margin is reported on the statement of assets and liabilities.

2013 Semiannual report • Delaware Pooled Trust

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2013 was as follows:

The Core Plus Fixed Income Portfolio
Change in Unrealized
Appreciation
		Realized Gain or	or Depreciation
		Loss on Derivatives	of Derivatives
	Location of Gain or Loss on Derivatives Recognized in Income	Recognized in Income	Recognized in Income
Forward currency exchange contracts	Net realized gain on foreign currency exchange
(Foreign currency exchange contracts)	contracts and net change in unrealized
appreciation (depreciation) of foreign currency
	exchange contracts	$10,362	$(4,080)
Interest rate contracts	Net realized loss on futures contracts and net
(Futures contracts)	change in unrealized appreciation (depreciation)
	of futures contracts	(82,688)	35,550
Credit contracts	Net realized loss on swap contracts and net
(Swap and Inflation contracts)	change in unrealized appreciation (depreciation)
	of swap contracts	(34,939)	(9,369)
Total		$(107,265)	$22,101

Derivatives Generally. The table below summarizes the average balance of derivative holdings by each Portfolio during the six months ended April 30, 2013.

	Long Derivative Volume
	Forward Foreign	Futures	Options	Swap
	Currency	Contracts	Contracts	Contracts*
	Contracts	(Average	(Average	(Average
	(Average Cost)	Notional Value)	Notional Value)	Notional Value)
The Core Focus Fixed Income Portfolio	$—	$—	$32		$—
The Core Plus Fixed Income Portfolio	1,483,712	12,161	229	EUR	215,000
	—	—	—	COP	33,290,323
The International Equity Portfolio	252,189	—	—		—
The Labor Select International Equity Portfolio	221,229	—	—		—
The Emerging Markets Portfolio	535,158	—	—		—
The Emerging Markets Portfolio II	18,708	—	—		—

	Short Derivative Volume
	Forward Foreign	Futures	Options	Swap
	Currency	Contracts	Contracts	Contracts*
	Contracts	(Average	(Average	(Average
	(Average Cost)	Notional Value)	Notional Value)	Notional Value)
The Core Focus Fixed Income Portfolio	$—	$67,442	$—	$—
The Core Plus Fixed Income Portfolio	1,806,753	15,500	—	—
The International Equity Portfolio	19,412,847	—	—	—
The Labor Select International Equity Portfolio	22,973,517	—	—	—
The Emerging Markets Portfolio	232,677	—	—	—
The Emerging Markets Portfolio II	8,007	—	—	—

*Long represents buying protection and short represents selling protection

2013 Semiannual report • Delaware Pooled Trust

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Notes to financial statements

Delaware Pooled® Trust

9. Securities Lending

The Portfolios, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Portfolios’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolios can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios or, at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolios have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolios receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolios, the security lending agent and the borrower. The Portfolios record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolios may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolios may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Portfolios would be required to make up for this shortfall.

At April 30, 2013, the value of securities on loan and the value of invested collateral are presented below, for which the following Portfolios received collateral, comprised of non-cash collateral and cash collateral. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral.”

	Value		Cash	Value of
	of securities	Non-cash	collateral	invested
	on loan	collateral	received	collateral
The Large-Cap Growth Equity Portfolio	$385,117	$—	$395,179	$241,781
The Core Focus Fixed Income Portfolio	30,043	—	30,930	979
The High-Yield Bond Portfolio	58,700	—	61,409	38,954
The Core Plus Fixed Income Portfolio	88,395	—	91,100	55,761
The International Equity Portfolio	7,704,876	49,315	8,332,276	7,302,258
The Labor Select International Equity Portfolio	7,088,543	—	7,621,759	7,265,468
The Emerging Markets Portfolio	3,354,096	—	3,488,332	3,094,798
The Emerging Markets Portfolio II	1,958,183	—	1,999,998	1,999,998

10. Credit and Market Risk

Some countries in which The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

2013 Semiannual report • Delaware Pooled Trust

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High Yield Bond Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. The Core Plus Fixed Income Portfolio invests a portion of its assets in high yield fixed income securities which are securities rated BB or lower by S&P and Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Core Focus Fixed Income and The Core Plus Fixed Income Portfolios invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolios’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully recoup their initial investments in these securities even if the securities are rated in the highest rating categories.

The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio invest in certain obligations held by the Portfolios that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The International Equity Portfolio may invest up to 10% its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios may invest up to 15% of each Portfolio’s net assets in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

The Select 20 and The Focus Smid-Cap Growth Equity Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Real Estate Investment Trust Portfolio II concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. The Portfolio’s investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

11. Contractual Obligations

The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Portfolios’ financial statements.

2013 Semiannual report • Delaware Pooled Trust

(continues)       95

Portfolio managers

Robert Akester	Craig C. Dembek	Paul A. Matlack
Senior Portfolio Manager	Vice President, Senior Research Analyst	Senior Vice President,
Mondrian Investment Partners Limited		Fixed Income Strategist
Elizabeth A. Desmond
Damon J. Andres	Director and Chief Investment Officer,	John P. McCarthy
Vice President and Senior Portfolio	International Equities	Vice President, Senior Research Analyst
Manager	Mondrian Investment Partners Limited
Andrew Miller
Kristen E. Bartholdson	Roger A. Early	Senior Portfolio Manager
Vice President and Senior Portfolio	Senior Vice President and	Mondrian Investment Partners Limited
Manager	Co-Chief Investment Officer —
	Total Return Fixed Income Strategy	D. Tysen Nutt Jr.
Nigel Bliss		Senior Vice President, Senior Portfolio
Senior Portfolio Manager	Christopher M. Ericksen	Manager, and Team Leader — Large-Cap
Mondrian Investment Partners Limited	Vice President, Portfolio Manager, and	Value Focus Equity
Equity Analyst
Christopher J. Bonavico		Melissa J.A. Platt
Vice President, Senior Portfolio Manager,	Clive A. Gillmore	Portfolio Manager
and Equity Analyst	Chief Executive Officer, Chief Investment	Mondrian Investment Partners Limited
Officer, Global Equities
Kenneth F. Broad	Mondrian Investment Partners Limited	Daniel J. Prislin
Vice President, Senior Portfolio Manager,		Vice President, Senior Portfolio Manager,
and Equity Analyst	Paul Grillo	and Equity Analyst
Senior Vice President and
Liu-Er Chen	Co-Chief Investment Officer —	Bilgin Soylu
Senior Vice President,	Total Return Fixed Income Strategy	Portfolio Manager
Chief Investment Officer — Emerging		Mondrian Investment Partners Limited
Markets	Nikhil G. Lalvani
	Vice President and Senior Portfolio	Jeffrey S. Van Harte
Ginny Chong	Manager	Senior Vice President and Chief
Senior Portfolio Manager		Investment Officer — Focus Growth Equity
Mondrian Investment Partners Limited	Anthony A. Lombardi
	Vice President and Senior Portfolio	Robert A. Vogel Jr.
Thomas H. Chow	Manager	Vice President and Senior Portfolio
Senior Vice President and Senior Portfolio		Manager
Manager	Nigel G. May
	Deputy Chief Executive Officer	Babak “Bob” Zenouzi
	Mondrian Investment Partners Limited	Senior Vice President, Chief Investment
Officer — Real Estate Securities and
Income Solutions

2013 Semiannual report • Delaware Pooled Trust

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent registered public accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Investment advisor
Delaware Management Company, a series of Delaware Management Business Trust
2005 Market Street
Philadelphia, PA 19103

Investment sub-advisor for certain Portfolios
Mondrian Investment Partners Limited
Fifth Floor
10 Gresham Street
London EC2V 7JD
United Kingdom

Delaware Investments, a member of Macquarie Group, refers to DMHI and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

The Portfolios are distributed by Delaware Distributors, L.P., an affiliate of DMBT, DMHI, and Macquarie Group Limited.

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 231-8002; (ii) on the Portfolios’ website at delawareinvestments.com; and (iii) on the SEC’s website at sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

This report was prepared for investors in the Delaware Pooled® Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

2005 Market Street Philadelphia, PA 19103 Telephone 800 231-8002 Fax 215 255-1162

(10714) SA-DPT [4/13] DG3 6/13	Printed in the USA MF1305034 PO18890

Semiannual report Delaware REIT Fund April 30, 2013 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware REIT Fund at delawareinvestments.com.

Manage your investments online

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  Obtain share prices
  Check your account balance and recent transactions
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  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware REIT Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	5
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	24
About the organization	36

Unless otherwise noted, views expressed herein are current as of April 30, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from November 1, 2012 to April 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2012 to April 30, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware REIT Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/12	4/30/13	Expense Ratio	11/1/12 to 4/30/13*
Actual Fund return†
Class A	$1,000.00	$1,174.20	1.31%	$7.06
Class B	1,000.00	1,170.20	2.06%	11.08
Class C	1,000.00	1,170.20	2.06%	11.08
Class R	1,000.00	1,172.80	1.56%	8.40
Institutional Class	1,000.00	1,175.30	1.06%	5.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.30	1.31%	$6.56
Class B	1,000.00	1,014.58	2.06%	10.29
Class C	1,000.00	1,014.58	2.06%	10.29
Class R	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,019.54	1.06%	5.31

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/sector allocation and
top 10 equity holdings
Delaware REIT Fund	As of April 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	96.82%
Diversified REITs	6.14%
Healthcare REITs	12.57%
Hotel REITs	5.54%
Industrial REITs	6.25%
Mall REITs	17.76%
Manufactured Housing REIT	0.94%
Multifamily REITs	15.21%
Office REITs	10.32%
Office/Industrial REITs	3.89%
Self-Storage REITs	5.59%
Shopping Center REITs	9.15%
Single Tenant REIT	1.54%
Specialty REITs	1.92%
Short-Term Investments	2.80%
Securities Lending Collateral	0.68%
Total Value of Securities	100.30%
Obligation to Return Securities Lending Collateral	(0.84%	)
Receivables and Other Assets Net of Other Liabilities	0.54%
Total Net Assets	100.00%

3

Security type/sector allocation and
top 10 equity holdings
Delaware REIT Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Simon Property Group	12.39%
Equity Residential	4.43%
Public Storage	4.38%
Boston Properties	4.27%
Vornado Realty Trust	3.93%
Ventas	3.71%
ProLogis	3.62%
HCP	3.44%
SL Green Realty	3.09%
Host Hotels & Resorts	2.61%

4

Statement of net assets
Delaware REIT Fund	April 30, 2013 (Unaudited)

	Number of shares	Value
Common Stock – 96.82%
Diversified REITs – 6.14%
CapLease	143,195	$1,005,229
Lexington Realty Trust	187,761	2,405,218
Vornado Realty Trust	113,732	9,958,374
Washington Real Estate Investment Trust	76,500	2,184,840
		15,553,661
Healthcare REITs – 12.57%
HCP	163,330	8,705,489
Health Care REIT	60,041	4,501,274
Healthcare Realty Trust	158,078	4,745,502
Healthcare Trust of America Class A	176,400	2,201,472
Senior Housing Properties Trust	80,915	2,300,413
Ventas	117,977	9,394,508
		31,848,658
Hotel REITs – 5.54%
Host Hotels & Resorts	361,885	6,611,639
RLJ Lodging Trust	101,410	2,336,486
† Strategic Hotels & Resorts	236,000	1,904,520
Summit Hotel Properties	189,415	1,892,256
† Sunstone Hotel Investors	102,900	1,276,989
		14,021,890
Industrial REITs – 6.25%
DCT Industrial Trust	322,200	2,522,826
First Industrial Realty Trust	135,770	2,435,714
First Potomac Realty Trust	106,300	1,700,800
ProLogis	218,757	9,176,856
		15,836,196
Mall REITs – 17.76%
CBL & Associates Properties	131,856	3,183,004
General Growth Properties	263,011	5,975,610
Macerich	63,351	4,437,738
Simon Property Group	176,258	31,386,261
		44,982,613
Manufactured Housing REIT – 0.94%
Equity Lifestyle Properties	29,418	2,390,213
		2,390,213

5

Statement of net assets
Delaware REIT Fund

	Number of shares	Value
Common Stock (continued)
Multifamily REITs – 15.21%
Apartment Investment & Management	133,500	$4,153,185
AvalonBay Communities	46,951	6,246,361
BRE Properties	31,229	1,576,440
Camden Property Trust	88,786	6,422,779
Colonial Properties Trust	140,972	3,271,960
Equity Residential	193,323	11,224,334
Essex Property Trust	28,027	4,401,640
Post Properties	25,200	1,245,636
		38,542,335
Office REITs – 10.32%
Boston Properties	98,874	10,819,783
Corporate Office Properties Trust	146,788	4,255,384
Kilroy Realty	57,075	3,229,874
SL Green Realty	86,362	7,833,033
		26,138,074
Office/Industrial REITs – 3.89%
* Digital Realty Trust	24,026	1,694,314
DuPont Fabros Technology	33,800	849,732
Liberty Property Trust	124,950	5,371,600
PS Business Parks	24,329	1,941,454
		9,857,100
Self-Storage REITs – 5.59%
Extra Space Storage	70,094	3,054,697
Public Storage	67,266	11,098,890
		14,153,587
Shopping Center REITs – 9.15%
DDR	195,375	3,583,178
Federal Realty Investment Trust	29,476	3,448,987
Kimco Realty	243,579	5,792,308
Kite Realty Group Trust	95,500	630,300
Ramco-Gershenson Properties Trust	121,900	2,129,593
Regency Centers	78,219	4,400,601
Tanger Factory Outlet Centers	85,900	3,188,608
		23,173,575

6

	Number of shares	Value
Common Stock (continued)
Single Tenant REIT – 1.54%
* National Retail Properties	98,475	$3,907,488
		3,907,488
Specialty REITs – 1.92%
American Tower	43,100	3,619,969
Rayonier	20,957	1,245,264
		4,865,233
Total Common Stock (cost $201,086,197)		245,270,623

	Principal amount
Short-Term Investments – 2.80%
≠Discount Note – 0.21%
Federal Home Loan Bank 0.085% 5/24/13	$523,289	523,286
		523,286
Repurchase Agreements – 1.36%
Bank of America 0.11%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price $874,675
(collateralized by U.S. government obligations
4.50% 5/15/38; market value $892,166)	874,672	874,672
BNP Paribas 0.14%, dated 4/30/13, to be
repurchased on 5/1/13, repurchase price
$2,581,339 (collateralized by U.S. government
obligations 0.25%-0.875% 3/31/15–1/31/17;
market value $2,632,956)	2,581,329	2,581,329
		3,456,001
≠U.S. Treasury Obligations – 1.23%
U.S. Treasury Bills
0.03% 5/30/13	1,939,527	1,939,495
0.065% 5/9/13	1,174,947	1,174,939
		3,114,434
Total Short-Term Investments (cost $7,093,675)		7,093,721

Total Value of Securities Before Securities Lending
Collateral – 99.62% (cost $208,179,872)		252,364,344

7

Statement of net assets
Delaware REIT Fund

	Number of shares	Value
**Securities Lending Collateral – 0.68%
Investment Companies
Delaware Investments Collateral Fund No. 1	1,710,524	$1,710,524
†@Mellon GSL Reinvestment Trust II	417,572	0
Total Securities Lending Collateral
(cost $2,128,096)		1,710,524

Total Value of Securities – 100.30%
(cost $210,307,968)		254,074,868 ©
**Obligation to Return Securities
Lending Collateral – (0.84%)		(2,128,096)
Receivables and Other Assets
Net of Other Liabilities – 0.54%		1,378,107
Net Assets Applicable to 16,893,987
Shares Outstanding – 100.00%		$253,324,879

Net Asset Value – Delaware REIT Fund
Class A ($100,383,382 / 6,700,103 Shares)		$14.98
Net Asset Value – Delaware REIT Fund
Class B ($1,298,364 / 86,812 Shares)		$14.96
Net Asset Value – Delaware REIT Fund
Class C ($23,672,657 / 1,582,196 Shares)		$14.96
Net Asset Value – Delaware REIT Fund
Class R ($11,394,963 / 760,613 Shares)		$14.98
Net Asset Value – Delaware REIT Fund
Institutional Class ($116,575,513 / 7,764,263 Shares)		$15.01

Components of Net Assets at April 30, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$216,624,156
Undistributed net investment income		837,828
Accumulated net realized loss on investments		(7,904,005)
Net unrealized appreciation of investments		43,766,900
Total net assets		$253,324,879

8

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At April 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $2,099,257 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware REIT Fund
Net asset value Class A (A)	$14.98
Sales charge (5.75% of offering price) (B)	0.91
Offering price	$15.89

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

REIT — Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware REIT Fund	Six Months Ended April 30, 2013 (Unaudited)

Investment Income:
Dividends	$3,943,160
Securities lending income	3,280
Interest	2,885	$3,949,325

Expenses:
Management fees	845,299
Distribution expenses – Class A	131,184
Distribution expenses – Class B	7,799
Distribution expenses – Class C	104,921
Distribution expenses – Class R	29,924
Dividend disbursing and transfer agent fees and expenses	178,283
Reports and statements to shareholders	48,230
Accounting and administration expenses	43,720
Registration fees	40,920
Legal fees	9,845
Audit and tax	9,499
Dues and services	5,919
Trustees’ fees	5,369
Custodian fees	2,624
Insurance fees	1,982
Pricing fees	1,479
Consulting fees	1,174
Trustees’ expenses	399	1,468,570
Less waived distribution expenses – Class A		(21,864)
Less waived distribution expenses – Class R		(4,987)
Less expense paid indirectly		(478)
Total operating expenses		1,441,241
Net Investment Income		2,508,084

Net Realized and Unrealized Gain:
Net realized gain on investments		10,723,912
Net change in unrealized appreciation (depreciation)
of investments		24,041,497
Net Realized and Unrealized Gain		34,765,409

Net Increase in Net Assets Resulting from Operations		$37,273,493

See accompanying notes, which are an integral part of the financial statements.

10

Statements of changes in net assets
Delaware REIT Fund

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$2,508,084	$2,105,152
Net realized gain	10,723,912	22,457,772
Net change in unrealized appreciation (depreciation)	24,041,497	1,321,901
Net increase in net assets resulting from operations	37,273,493	25,884,825

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(634,965)	(1,381,831)
Class B	(5,070)	(24,529)
Class C	(76,436)	(191,245)
Class R	(60,601)	(118,605)
Institutional Class	(893,184)	(1,932,049)
	(1,670,256)	(3,648,259)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,971,969	15,743,995
Class B	4,812	5,255
Class C	1,940,651	2,930,059
Class R	1,991,154	4,787,812
Institutional Class	10,918,270	24,594,775

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	607,013	1,278,549
Class B	5,029	22,014
Class C	74,253	182,212
Class R	60,593	118,570
Institutional Class	889,421	1,917,914
	28,463,165	51,581,155

12

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,188,625)	$(17,567,192)
Class B	(793,353)	(2,386,962)
Class C	(1,858,505)	(3,322,904)
Class R	(1,687,477)	(2,591,194)
Institutional Class	(12,930,566)	(33,959,968)
	(26,458,526)	(59,828,220)
Increase (Decrease) in net assets derived from capital
share transactions	2,004,639	(8,247,065)
Net Increase in Net Assets	37,607,876	13,989,501

Net Assets:
Beginning of period	215,717,003	201,727,502
End of period (including undistributed net investment
income of $837,828 and $—, respectively)	$253,324,879	$215,717,003

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$12.850	$11.530	$10.460	$7.630	$8.200	$17.690

0.148	0.122	0.098	0.131	0.221	0.225
2.080	1.412	1.145	2.886	(0.509)	(5.793)
2.228	1.534	1.243	3.017	(0.288)	(5.568)

(0.098)	(0.214)	(0.173)	(0.187)	(0.224)	(0.339)
—	—	—	—	—	(3.583)
—	—	—	—	(0.058)	—
(0.098)	(0.214)	(0.173)	(0.187)	(0.282)	(3.922)

$14.980	$12.850	$11.530	$10.460	$7.630	$8.200

17.42%	13.38%	12.01%	39.84%	(2.97% )	(37.85% )

$100,383	$83,114	$75,149	$82,646	$64,237	$73,445
1.31%	1.30%	1.51%	1.53%	1.48%	1.48%

1.36%	1.35%	1.57%	1.62%	1.88%	1.59%
2.19%	0.98%	0.89%	1.42%	3.38%	1.82%

2.14%	0.93%	0.83%	1.33%	2.98%	1.71%
43%	87%	129%	175%	174%	115%

15

Financial highlights
Delaware REIT Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$12.830	$11.510	$10.450	$7.620	$8.190	$17.680

0.096	0.028	0.015	0.061	0.173	0.138
2.083	1.415	1.136	2.888	(0.511)	(5.793)
2.179	1.443	1.151	2.949	(0.338)	(5.655)

(0.049)	(0.123)	(0.091)	(0.119)	(0.174)	(0.252)
—	—	—	—	—	(3.583)
—	—	—	—	(0.058)	—
(0.049)	(0.123)	(0.091)	(0.119)	(0.232)	(3.835)

$14.960	$12.830	$11.510	$10.450	$7.620	$8.190

17.02%	12.57%	11.08%	38.88%	(3.73% )	(38.28% )

$1,298	$1,857	$3,863	$7,393	$10,985	$17,831
2.06%	2.05%	2.26%	2.28%	2.23%	2.23%

2.06%	2.05%	2.27%	2.32%	2.58%	2.29%
1.44%	0.23%	0.14%	0.67%	2.63%	1.07%

1.44%	0.23%	0.13%	0.63%	2.28%	1.01%
43%	87%	129%	175%	174%	115%

17

Financial highlights
Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$12.830	$11.510	$10.450	$7.620	$8.190	$17.680

0.097	0.028	0.015	0.062	0.173	0.136
2.082	1.415	1.136	2.887	(0.511)	(5.791)
2.179	1.443	1.151	2.949	(0.338)	(5.655)

(0.049)	(0.123)	(0.091)	(0.119)	(0.174)	(0.252)
—	—	—	—	—	(3.583)
—	—	—	—	(0.058)	—
(0.049)	(0.123)	(0.091)	(0.119)	(0.232)	(3.835)

$14.960	$12.830	$11.510	$10.450	$7.620	$8.190

17.02%	12.57%	11.08%	38.88%	(3.73% )	(38.33% )

$23,673	$20,198	$18,345	$18,713	$16,314	$22,695
2.06%	2.05%	2.26%	2.28%	2.23%	2.23%

2.06%	2.05%	2.27%	2.32%	2.58%	2.29%
1.44%	0.23%	0.14%	0.67%	2.63%	1.07%

1.44%	0.23%	0.13%	0.63%	2.28%	1.01%
43%	87%	129%	175%	174%	115%

19

Financial highlights
Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$12.850	$11.530	$10.460	$7.630	$8.200	$17.690

0.131	0.091	0.071	0.109	0.205	0.191
2.081	1.412	1.145	2.885	(0.509)	(5.789)
2.212	1.503	1.216	2.994	(0.304)	(5.598)

(0.082)	(0.183)	(0.146)	(0.164)	(0.208)	(0.309)
—	—	—	—	—	(3.583)
—	—	—	—	(0.058)	—
(0.082)	(0.183)	(0.146)	(0.164)	(0.266)	(3.892)

$14.980	$12.850	$11.530	$10.460	$7.630	$8.200

17.28%	13.09%	11.73%	39.50%	(3.21% )	(38.00% )

$11,395	$9,446	$6,368	$5,680	$3,596	$3,395
1.56%	1.55%	1.76%	1.78%	1.73%	1.73%

1.66%	1.65%	1.87%	1.92%	2.18%	1.89%
1.94%	0.73%	0.64%	1.17%	3.13%	1.57%

1.84%	0.63%	0.53%	1.03%	2.68%	1.41%
43%	87%	129%	175%	174%	115%

21

Financial highlights
Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
4/30/13[1]	10/31/12	10/31/11	10/31/10	10/31/09	10/31/08
(Unaudited)
$12.880	$11.550	$10.480	$7.640	$8.220	$17.710

0.165	0.153	0.127	0.155	0.238	0.247
2.080	1.422	1.144	2.893	(0.520)	(5.784)
2.245	1.575	1.271	3.048	(0.282)	(5.537)

(0.115)	(0.245)	(0.201)	(0.208)	(0.240)	(0.370)
—	—	—	—	—	(3.583)
—	—	—	—	(0.058)	—
(0.115)	(0.245)	(0.201)	(0.208)	(0.298)	(3.953)

$15.010	$12.880	$11.550	$10.480	$7.640	$8.220

17.53%	13.72%	12.27%	40.23%	(2.72% )	(37.66% )

$116,576	$101,102	$98,003	$96,243	$99,334	$87,430
1.06%	1.05%	1.26%	1.28%	1.23%	1.23%

1.06%	1.05%	1.27%	1.32%	1.58%	1.29%
2.44%	1.23%	1.14%	1.67%	3.63%	2.07%

2.44%	1.23%	1.13%	1.63%	3.28%	2.01%
43%	87%	129%	175%	174%	115%

23

Notes to financial statements
Delaware REIT Fund	April 30, 2013 (Unaudited)

The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. This report contains information relating only to the Delaware REIT Fund. All other Delaware Pooled Trust Portfolios are included in a separate report.

The investment objectives of the Fund are to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events

24

may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2009–Oct. 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 30, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment

25

Notes to financial statements
Delaware REIT Fund

1. Significant Accounting Policies (continued)

Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income quarterly and net realized gain on investments, if any, annually and may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2013.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2013.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended April 30, 2013, the Fund earned $478 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 1.25% of the Fund’s average daily net assets through Feb. 28, 2014. This expense waiver and reimbursement may only be terminated by agreement of the Fund’s Board and DMC and apply only to expenses paid directly by the Fund.

26

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2013, the Fund was charged $5,467 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through Feb. 28, 2014 to no more than 0.25% and 0.50%, of their respective average daily net assets. This expense waiver and reimbursement may be terminated only by agreement of the Fund’s Board and DMC.

At April 30, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$151,457
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	5,426
Distribution fees payable to DDLP	44,066
Other expenses payable to DMC and affiliates*	5,030

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2013, the Fund was charged $ 3,584 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2013, DDLP earned $14,662 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2013, DDLP received gross CDSC commissions of $0, $55 and $343 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

27

Notes to financial statements
Delaware REIT Fund

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2013, the Fund made purchases of $95,413,858 and sales of $ 95,196,415 of investment securities other than short-term investments.

At April 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2013, the cost of investments was $215,473,768. At April 30, 2013, net unrealized appreciation was $38,601,100, of which $44,285,737 related to unrealized appreciation of investments and $ 5,684,637 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

28

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$245,270,623	$—	$—	$245,270,623
Short-Term Investments	—	7,093,721	—	7,093,721
Securities Lending Collateral	—	1,710,524	—	1,710,524
Total	$245,270,623	$8,804,245	$—	$254,074,868

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the six months ended April 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

29

Notes to financial statements
Delaware REIT Fund

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2013 and the year ended Oct. 31, 2012 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/13*	10/31/12
Ordinary income	$1,670,256	$3,648,259

*Tax information for the six months ended April 30, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2013, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$216,624,156
Undistributed ordinary income	837,828
Realized gains 11/1/12–4/30/13	8,806,118
Capital loss carryforwards as of 10/31/12	(11,544,323)
Unrealized appreciation	38,601,100
Net assets	$253,324,879

The difference between book basis and tax basis components of net assets is primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2012 will expire as follows: $11,544,323 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

30

For the six months ended April 30, 2013, the Fund had capital gains of $ 8,806,118, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/13	10/31/12
Shares sold:
Class A	868,176	1,256,635
Class B	328	369
Class C	141,381	233,353
Class R	146,311	382,481
Institutional Class	800,471	1,957,566

Shares issued upon reinvestment of dividends and distributions:
Class A	44,783	102,650
Class B	372	1,787
Class C	5,465	14,616
Class R	4,465	9,479
Institutional Class	65,520	153,938
	2,077,272	4,112,874
Shares redeemed:
Class A	(680,337)	(1,411,771)
Class B	(58,634)	(193,029)
Class C	(138,297)	(267,649)
Class R	(125,228)	(209,439)
Institutional Class	(952,095)	(2,746,081)
	(1,954,591)	(4,827,969)
Net increase (decrease)	122,681	(715,095)

For the six months ended April 30, 2013 and the year ended Oct. 31, 2012, 12,824 Class B shares were converted to 12,791 Class A shares valued at $ 172,760 and 102,624 Class B shares were converted to 102,353 Class A shares valued at $1,254,931, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

31

Notes to financial statements
Delaware REIT Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of April 30, 2013 or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the

32

Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At April 30, 2013, the value of securities on loan was $2,099,257, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2013, the value of invested collateral was $1,710,524. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable.

33

Notes to financial statements
Delaware REIT Fund

9. Credit and Market Risk (continued)

The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2013 that would require recognition or disclosure in the Fund’s financial statements.

34

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

36

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE POOLED® TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 2, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2013